UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

ITEM 1.    SCHEDULE OF INVESTMENTS.

2

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.0%
BAE Systems plc (A)	9,455	$55,077
Boeing Company (The)	604	61,864
European Aeronautic Defence and Space Company (A)	265	14,165
European Aeronautic Defence and Space Company (A)(B)	1,596	85,332
General Dynamics Corporation	811	63,549

		279,987

Apparel, Accessories & Luxury Goods – 0.9%
Prada S.p.A. (A)	28,150	255,508

Application Software – 1.1%
Intuit Inc.	4,848	295,868

Asset Management & Custody Banks – 2.8%
Apollo Global Management, LLC (C)	7,067	170,326
Blackstone Group L.P. (The)	16,254	342,303
KKR & Co. L.P.	12,023	236,380

		749,009

Automobile Manufacturers – 4.7%
Bayerische Motoren Werke AG (A)	3,344	292,388
Fuji Heavy Industries Ltd. (A)	1,191	29,361
Hyundai Motor Company (A)	3,641	718,922
Nissan Motor Co., Ltd. (A)	5,525	55,982
Renault S.A. (A)	1,128	75,922
Toyota Motor Corporation (A)	1,844	111,339

		1,283,914

Biotechnology – 0.2%
Amgen Inc.	517	50,968

Brewers – 0.4%
Anheuser-Busch InBev S.A., ADR	1,099	99,232

Broadcasting – 2.4%
CBS Corporation, Class B	13,921	680,295

Cable & Satellite – 1.1%
British Sky Broadcasting Group plc (A)	7,279	87,683
Comcast Corporation, Class A (D)	2,156	90,276
DIRECTV Group, Inc. (The) (E)	901	55,520
Time Warner Cable Inc.	755	84,967

		318,446

Casinos & Gaming – 13.1%
Galaxy Entertainment Group Limited, ADR (A)(C)(E)	252,844	1,238,784
Las Vegas Sands, Inc.	1,052	55,656
Sands China Ltd. (A)	297,901	1,403,844
Wynn Resorts, Limited (C)	7,206	922,386

		3,620,670

Communications Equipment – 1.1%
Cisco Systems, Inc. (D)	12,285	298,648

Computer Hardware – 1.8%
Apple Inc.	1,290	511,062

Construction & Farm Machinery & Heavy Trucks – 1.1%
Cummins Inc.	2,813	305,054
KION Holding 1 GmbH (A)(B)(E)	596	18,390

		323,444

Consumer Electronics – 0.8%
Panasonic Corporation (A)	7,247	58,238
Sony Corporation (A)	8,153	170,818

		229,056

Diversified Banks – 6.3%
Agricultural Bank of China Limited (A)	141,374	58,328
Banco Santander Brasil S.A., ADR (E)	1,473	9,164
BNP Paribas (A)	1,021	55,762
China Construction Bank Corporation (A)	83,190	58,885
China Minsheng Banking Corp., Ltd., H Shares (A)	252,001	246,607
DBS Group Holdings Ltd (A)	8,540	104,440
ICICI Bank Limited (A)	3,126	56,317
Industrial and Commercial Bank of China Limited, H Shares (A)	94,307	59,458
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	27,722	171,060
Mitsui Trust Holdings, Inc. (A)	9,776	45,637
Mizuho Financial Group, Inc. (A)	76,079	158,018
Royal Bank of Canada (A)	1,213	70,705
State Bank of India (A)	1,642	53,986
Sumitomo Mitsui Financial Group, Inc. (A)	4,069	186,679
Sumitomo Mitsui Trust Holdings, Inc. (A)(B)	30,928	144,381
Toronto-Dominion Bank (A)	896	71,932
Wells Fargo & Company	4,298	177,358

		1,728,717

Diversified Capital Markets – 0.1%
Credit Suisse Group AG, Registered Shares (A)	1,538	40,797

Diversified Chemicals – 0.3%
Dow Chemical Company (The) (D)	2,910	93,628

Electronic Equipment & Instruments – 0.6%
Hitachi, Ltd. (A)	26,131	167,831

Electronic Manufacturing Services – 0.2%
Hon Hai Precision Ind. Co., Ltd. (A)	21,759	53,724

Fertilizers & Agricultural Chemicals – 0.2%
Mosaic Company (The)	914	49,182

Health Care Supply – 0.2%
Abbott Laboratories	1,889	65,888

Hotels, Resorts & Cruise Lines – 1.4%
Starwood Hotels & Resorts Worldwide, Inc.	6,095	385,162

Industrial Conglomerates – 0.2%
Hutchison Whampoa Limited, Ordinary Shares (A)	5,272	55,432

Integrated Oil & Gas – 1.2%
Eni S.p.A. (A)	2,345	48,156
Occidental Petroleum Corporation	3,203	285,812

		333,968

Internet Retail – 0.5%
Amazon.com, Inc. (E)	508	141,150

Internet Software & Services – 2.1%
Baidu.com, Inc., ADR (E)	2,908	274,892
Google Inc., Class A (E)	35	31,165
Tencent Holdings Limited (A)	7,341	287,905

		593,962

Investment Banking & Brokerage – 0.4%
Goldman Sachs Group, Inc. (The)	574	86,878
Nomura Holdings, Inc. (A)	3,669	27,045

		113,923

IT Consulting & Other Services – 1.8%
Accenture plc, Class A	1,229	88,453
Cognizant Technology Solutions Corporation, Class A (E)	4,949	309,872
International Business Machines Corporation	487	92,975

		491,300

Life & Health Insurance – 4.4%
AIA Group Limited (A)	224,226	949,688
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	6,887	39,004
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)	32,200	216,713

		1,205,405

Managed Health Care – 0.3%
UnitedHealth Group Incorporated	1,175	76,939

Movies & Entertainment – 5.5%
Delta Topco Limited (E)(F)	718,555	747,711
Ithaca Holdings, LLC (E)(F)	381	129,648
Legend Pictures LLC, Ltd. (E)(F)	190	353,374
News Corporation Limited, Class A (D)	8,659	282,277

		1,513,010

Multi-Line Insurance – 1.9%
American International Group, Inc. (D)(E)	8,183	365,794
Axa S.A. (A)	3,517	69,095
Zurich Financial Services, Registered Shares (A)	373	96,646

		531,535

Office Electronics – 0.5%
Canon Inc. (A)	4,522	147,483

Oil & Gas Equipment & Services – 0.3%
Halliburton Company	1,665	69,472

Oil & Gas Exploration & Production – 1.9%
ConocoPhillips	9,195	556,322

Oil & Gas Refining & Marketing – 1.3%
Phillips 66	5,998	353,354

Other Diversified Financial Services – 0.8%
Citigroup Inc.	1,943	93,192
ING Groep N.V., Certicaaten Van Aandelen (A)(E)	6,143	55,967
JPMorgan Chase & Co.	1,439	75,975

		225,134

Pharmaceuticals – 1.6%
AstraZeneca plc (A)	1,124	53,267
Pfizer Inc.	9,893	277,100
Roche Holdings AG, Genusscheine (A)	291	72,275
Teva Pharmaceutical Industries Limited, ADR	1,091	42,779

		445,421

Property & Casualty Insurance – 0.3%
ACE Limited	465	41,608
Allstate Corporation (The)	1,152	55,410

		97,018

Railroads – 0.3%
Central Japan Railway Company (A)	232	28,423
Union Pacific Corporation	277	42,736

		71,159

Semiconductor Equipment – 1.3%
ASML Holding N.V., Ordinary Shares (A)	4,449	351,054

Semiconductors – 0.6%
Samsung Electronics Co., Ltd. (A)	64	74,735
Texas Instruments Incorporated (D)	2,793	97,392

		172,127

Specialty Chemicals – 0.3%
LyondellBasell Industries N.V., Class A	1,394	92,360

Steel – 0.2%
Posco (A)	198	51,830

Tobacco – 1.9%
Philip Morris International Inc.	6,166	534,099

Trading Companies & Distributors – 0.3%
Mitsui & Co., Ltd. (A)	6,561	82,426

Wireless Telecommunication Service – 0.2%
NTT DoCoMo, Inc. (A)	37	57,799

TOTAL COMMON STOCKS – 71.9%		$19,944,718
(Cost: $14,158,747)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc.:
Call $475.00, Expires 1–18–14, OTC (Ctrpty: Goldman Sachs Bank USA)	1,955	1,716
Call $510.00, Expires 1–18–14, OTC (Ctrpty: Goldman Sachs Bank USA)	3,910	1,926
EURO STOXX 50 Index:
Call EUR2,575.00, Expires 8–17–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (G)	11,919	14,273
Call EUR2,625.00, Expires 9–21–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (G)	11,917	13,914
Call EUR2,725.00, Expires 9–21–13, OTC (Ctrpty: Bank of America N.A.) (G)	11,920	7,331
Halliburton Company,
Call $44.00, Expires 7–20–13, OTC (Ctrpty: Deutsche Bank AG)	12,695	305
Merck & Co., Inc.:
Call $45.00, Expires 10–19–13, OTC (Ctrpty: Goldman Sachs Bank USA)	33,009	8,896
Call $48.00, Expires 10–19–13, OTC (Ctrpty: Goldman Sachs Bank USA)	41,868	4,836
Call $50.00, Expires 10–19–13, OTC (Ctrpty: Goldman Sachs Bank USA)	1,020	60
Nikkei 225 Index:
Call JPY15,500.00, Expires 7–12–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (G)	2,747	222
Call JPY15,500.00, Expires 7–12–13, OTC (Ctrpty: Deutsche Bank AG)	317	26
Call JPY15,750.00, Expires 7–12–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (G)	2,747	111
Call JPY15,750.00, Expires 7–12–13, OTC (Ctrpty: Deutsche Bank AG) (G)	317	13
Call JPY14,000.00, Expires 8–9–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (G)	1,666	7,307

Call JPY14,000.00, Expires 9–13–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (G)	2,145	13,149
Call JPY14,000.00, Expires 9–13–13, OTC (Ctrpty: JP Morgan Securities, Inc.) (G)	3,754	23,012
Call JPY14,500.00, Expires 9–13–13, OTC (Ctrpty: JP Morgan Securities, Inc.) (G)	2,105	9,020
S&P 500 Index:
Call $1,680.00, Expires 7–20–13	3,578	340
Call $1,600.00, Expires 8–17–13	5,281	19,961
Call $1,685.00, Expires 8–17–13	2,589	1,295
Call $1,690.00, Expires 8–17–13	2,661	1,104
Call $1,675.00, Expires 9–21–13	9,867	14,554

TOTAL PURCHASED OPTIONS – 0.5%		$143,371
(Cost: $174,583)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.0%
Toyota Motor Credit Corporation, 2.560%, 1–18–15 (H)	$325	322

Food Distributors – 0.4%
U.S. Foodservice, Inc., 8.500%, 6–30–19	119,124	124,485

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	470	160

Independent Power Producers & Energy Traders – 0.0%
CESP – Companhia Energetica de Sao Paulo, 9.750%, 1–15–15 (B)(G)	BRL11,900	8,090

Movies & Entertainment – 3.5%
Delta Topco Limited, 10.000%, 11–24–60 (F)(I)	$594,107	593,782
Legendary Pictures Funding, LLC and Legendary Finance, Inc., 8.000%, 3–15–18	351,700	351,700

		945,482

TOTAL CORPORATE DEBT SECURITIES – 3.9%		$1,078,539
(Cost: $1,080,477)

LOANS
Movies & Entertainment – 0.7%
Circuit of the Americas LLC, 6.000%, 6–30–17 (H)	11,900	11,893
Formula One Holdings Ltd. and Alpha Topco Limited, 9.250%, 10–16–19 (H)	176,800	185,419

		197,312

TOTAL LOANS – 0.7%		$197,312
(Cost: $186,289)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (J)	427	20
5.000%, 11–15–17 (J)	76	1
5.000%, 5–15–18 (J)	732	52
5.000%, 4–15–19 (J)	23	–	*
5.500%, 3–15–23 (J)	535	49
5.500%, 10–15–25 (J)	925	121
5.500%, 10–15–32 (J)	100	1
5.500%, 1–15–33 (J)	436	51
5.500%, 5–15–33 (J)	749	95
6.000%, 11–15–35 (J)	744	111

Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)	762	100
5.000%, 11–25–23 (J)	164	4
5.500%, 8–25–33 (J)	1,558	143
5.500%, 12–25–33 (J)	1,001	92
5.500%, 4–25–34 (J)	1,596	234
5.500%, 8–25–35 (J)	1,439	254
5.500%, 11–25–36 (J)	2,968	408
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (J)	589	37
7.000%, 5–20–33 (J)	2,521	585
5.000%, 7–20–33 (J)	21	1
5.500%, 11–20–33 (J)	147	8
5.500%, 7–20–35 (J)	872	139

		2,506

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$2,506
(Cost: $8,019)

BULLION – 8.3%	Troy Ounces
Gold	1,879	$2,316,082

(Cost: $2,219,880)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 1.0%
Banco del Estado de Chile:
0.190%, 7–2–13	$20,000	20,000
0.190%, 7–8–13	40,000	40,000
0.190%, 7–10–13	30,000	30,000
0.190%, 7–30–13	46,000	46,000
0.200%, 8–22–13	7,600	7,600
Bank of America, N.A.,
0.270%, 8–14–13	25,000	25,001
Citibank, N.A.:
0.220%, 8–1–13	40,000	40,003
0.210%, 8–26–13	43,000	43,000
0.210%, 8–26–13	40,000	40,006

		291,610

Commercial Paper – 11.4%
Abbott Laboratories:
0.090%, 8–6–13 (K)	34,396	34,393
0.100%, 8–22–13 (K)	50,000	49,993
0.070%, 8–27–13 (K)	4,725	4,724
0.070%, 9–4–13 (K)	27,000	26,996
Air Products and Chemicals, Inc.:
0.080%, 7–8–13 (K)	40,000	39,999
0.080%, 7–10–13 (K)	20,000	20,000
0.080%, 7–12–13 (K)	34,700	34,699
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.180%, 8–23–13 (K)	7,000	6,998
0.170%, 8–26–13 (K)	45,000	44,988
American Honda Finance Corporation (GTD by Honda Motor Co.),
0.100%, 8–7–13 (K)	30,000	29,997
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB):
0.200%, 7–23–13 (K)	5,912	5,911
0.300%, 8–19–13 (K)	3,800	3,798
Bank of Nova Scotia:
0.110%, 7–15–13 (K)	912	912
0.130%, 7–16–13 (K)	35,000	34,998
0.160%, 7–29–13 (K)	33,000	32,996
0.150%, 7–30–13 (K)	30,000	29,996
Becton Dickinson & Co.:
0.150%, 7–29–13 (K)	29,550	29,546
0.180%, 7–30–13 (K)	15,000	14,998
0.170%, 7–31–13 (K)	35,000	34,995
Bemis Company, Inc.:
0.270%, 7–16–13 (K)	10,000	9,999
0.270%, 7–22–13 (K)	20,000	19,997

0.260%, 7–24–13 (K)	15,500	15,497
0.270%, 7–29–13 (K)	14,500	14,497
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.100%, 7–23–13 (K)	40,000	39,997
Campbell Soup Company:
0.120%, 7–1–13 (K)	20,000	20,000
0.130%, 7–9–13 (K)	2,278	2,278
0.140%, 7–25–13 (K)	17,000	16,998
0.160%, 7–29–13 (K)	15,000	14,998
0.170%, 9–26–13 (K)	9,000	8,996
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.120%, 7–25–13 (K)	89,700	89,691
Coca-Cola Company (The):
0.070%, 7–26–13 (K)	27,500	27,499
0.090%, 8–7–13 (K)	65,000	64,993
0.070%, 9–19–13 (K)	9,000	8,999
0.070%, 9–23–13 (K)	24,298	24,294
Colgate-Palmolive Company,
0.070%, 7–9–13 (K)	20,000	20,000
Corporacion Andina de Fomento:
0.230%, 7–22–13 (K)	40,000	39,994
0.210%, 7–30–13 (K)	25,000	24,996
0.220%, 8–2–13 (K)	25,000	24,995
0.230%, 9–3–13 (K)	24,000	23,990
0.250%, 9–18–13 (K)	17,000	16,991
0.270%, 10–8–13 (K)	1,700	1,699
Danaher Corporation:
0.120%, 7–1–13 (K)	33,000	33,000
0.110%, 7–23–13 (K)	5,887	5,887
E.I. du Pont de Nemours and Company:
0.070%, 7–8–13 (K)	20,000	20,000
0.070%, 7–22–13 (K)	11,000	11,000
Ecolab Inc.:
0.240%, 7–10–13 (K)	9,000	8,999
0.230%, 7–12–13 (K)	9,000	8,999
0.210%, 7–16–13 (K)	10,000	9,999
0.220%, 8–1–13 (K)	2,139	2,139
0.260%, 8–5–13 (K)	14,220	14,216
0.250%, 8–7–13 (K)	26,000	25,993
Emerson Electric Co.,
0.050%, 7–24–13 (K)	17,000	16,999
Exxon Mobil Corporation:
0.050%, 7–24–13 (K)	28,000	27,999
0.080%, 7–30–13 (K)	20,000	19,999
Federal Home Loan Mortgage Corporation Discount Notes,
0.055%, 7–8–13 (K)	3,000	3,000
Freddie Mac Discount Notes,
0.020%, 7–1–13 (K)	4,615	4,615
General Electric Capital Corporation,
0.100%, 7–10–13 (K)	7,261	7,261
General Mills, Inc.:
0.150%, 7–8–13 (K)	5,000	5,000
0.130%, 7–15–13 (K)	20,000	19,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc):
0.110%, 7–17–13 (K)	20,000	19,999
0.110%, 7–24–13 (K)	50,000	49,996
0.110%, 7–31–13 (K)	28,000	27,997
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.220%, 7–2–13 (K)	7,000	7,000
0.220%, 7–9–13 (K)	15,000	14,999
0.230%, 7–11–13 (K)	8,000	7,999
0.230%, 7–16–13 (K)	10,000	9,999
0.300%, 7–18–13 (K)	7,000	6,999
Hewlett-Packard Company:
0.330%, 7–22–13 (K)	55,000	54,989
0.330%, 7–26–13 (K)	25,000	24,994
Honeywell International Inc.,
0.130%, 9–25–13 (K)	50,000	49,984
ICICI Bank Limited (GTD by Bank of America, N.A.):
0.250%, 7–29–13 (K)	10,000	9,998
0.570%, 9–30–13 (K)	8,152	8,140

Illinois Tool Works Inc.:
0.100%, 7–10–13 (K)	10,000	10,000
0.090%, 7–11–13 (K)	20,500	20,499
John Deere Financial Limited (GTD by John Deere Capital Corporation):
0.100%, 7–1–13 (K)	20,000	20,000
0.100%, 7–2–13 (K)	11,000	11,000
0.100%, 7–3–13 (K)	53,000	53,000
0.100%, 7–12–13 (K)	34,100	34,099
0.100%, 7–17–13 (K)	21,000	20,999
Johnson & Johnson,
0.040%, 7–16–13 (K)	25,000	25,000
Kellogg Co.:
0.170%, 7–2–13 (K)	10,000	10,000
0.180%, 7–8–13 (K)	15,000	14,999
0.170%, 7–12–13 (K)	25,000	24,999
0.180%, 7–23–13 (K)	15,000	14,998
Kroger Co. (The):
0.300%, 7–8–13 (K)	26,000	25,998
0.340%, 7–9–13 (K)	27,000	26,998
L Air Liquide S.A.:
0.130%, 7–12–13 (K)	34,000	33,999
0.160%, 7–23–13 (K)	19,935	19,933
0.140%, 8–2–13 (K)	25,000	24,997
0.150%, 8–9–13 (K)	10,000	9,998
0.250%, 9–20–13 (K)	6,000	5,997
McCormick & Co. Inc.:
0.130%, 7–1–13 (K)	38,600	38,600
0.290%, 8–30–13 (K)	9,087	9,082
Medtronic, Inc.,
0.070%, 7–9–13 (K)	31,000	30,999
Mondelez International, Inc.,
0.150%, 7–1–13 (K)	58,000	58,000
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.110%, 7–24–13 (K)	50,000	49,996
PACCAR Financial Corp. (GTD by PACCAR Inc.):
0.070%, 7–8–13 (K)	15,000	15,000
0.110%, 7–11–13 (K)	1,700	1,700
0.090%, 7–18–13 (K)	13,900	13,899
0.090%, 7–25–13 (K)	16,400	16,399
PepsiCo, Inc.:
0.090%, 7–15–13 (K)	7,352	7,352
0.050%, 7–29–13 (K)	25,000	24,999
0.070%, 8–2–13 (K)	30,000	29,998
Praxair, Inc.:
0.060%, 7–8–13 (K)	25,000	25,000
0.070%, 7–9–13 (K)	10,000	10,000
0.110%, 7–18–13 (K)	63,700	63,695
Prudential Funding LLC (GTD by Prudential Financial Inc.),
0.070%, 7–1–13 (K)	17,062	17,062
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia),
0.150%, 7–31–13 (K)	18,000	17,998
Roche Holdings, Inc.:
0.110%, 7–9–13 (K)	30,000	29,999
0.100%, 7–16–13 (K)	10,000	10,000
0.090%, 7–17–13 (K)	25,000	24,999
0.100%, 7–18–13 (K)	70,000	69,996
0.100%, 7–19–13 (K)	14,000	13,999
0.080%, 7–29–13 (K)	25,000	24,998
0.100%, 9–12–13 (K)	38,670	38,662
Siemens Capital Corp. (GTD by Siemens AG),
0.090%, 7–26–13 (K)	12,000	11,999
St. Jude Medical, Inc.,
0.220%, 7–1–13 (K)	25,000	25,000
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.080%, 7–3–13 (K)	40,000	40,000
Target Corporation:
0.080%, 7–1–13 (K)	11,000	11,000
0.070%, 7–2–13 (K)	50,000	50,000
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank):
0.100%, 7–25–13 (K)	60,000	59,996

0.110%, 7–29–13 (K)	21,000	20,998
0.130%, 8–26–13 (K)	35,000	34,993
Total Capital Canada Ltd. (GTD by Total S.A.):
0.090%, 7–8–13 (K)	25,000	25,000
0.090%, 7–10–13 (K)	75,000	74,997
0.100%, 7–12–13 (K)	5,820	5,820
Virginia Electric and Power Company:
0.270%, 7–1–13 (K)	30,000	30,000
0.270%, 7–15–13 (K)	10,000	9,999
0.270%, 7–29–13 (K)	40,000	39,991
Wal-Mart Stores, Inc.:
0.070%, 7–8–13 (K)	47,000	46,999
0.090%, 7–9–13 (K)	40,000	39,999
Wisconsin Electric Power Co.,
0.140%, 7–1–13 (K)	20,000	20,000

		3,147,268

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (L)	1,806	1,806

Municipal Obligations – Taxable – 1.3%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.040%, 7–1–13 (L)	14,175	14,175
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.040%, 7–1–13 (L)	12,386	12,386
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.040%, 7–1–13 (L)	17,701	17,701
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (1030 Post Street Apts), Ser 2005 Y, 0.070%, 7–7–13 (L)	5,300	5,300
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government), 0.060%, 7–7–13 (L)	12,375	12,375
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.050%, 7–7–13 (L)	26,375	26,375
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company), 0.080%, 7–1–13 (L)	1,465	1,465
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (Bank of America, N.A.), 0.100%, 7–1–13 (L)	5,060	5,060
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.), 0.050%, 7–7–13 (L)	7,550	7,550
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.060%, 7–7–13 (L)	12,500	12,500
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.), 0.070%, 7–7–13 (L)	1,905	1,905
IL Fin Auth, Var Rate Demand Rev Bonds (The CarleFndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.), 0.070%, 7–7–13 (L)	855	855

IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.), 0.080%, 7–1–13 (L)	9,000	9,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.), 0.040%, 7–1–13 (L)	5,500	5,500
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.070%, 7–1–13 (L)	8,000	8,000
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)), 0.050%, 7–7–13 (L)	6,750	6,750
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana–Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.), 0.050%, 7–7–13 (L)	14,600	14,600
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.070%, 7–1–13 (L)	23,270	23,270
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.050%, 7–1–13 (L)	25,140	25,140
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.050%, 7–1–13 (L)	16,175	16,175
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.060%, 7–1–13 (L)	23,838	23,838
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.060%, 7–1–13 (L)	38,894	38,894
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.), 0.060%, 7–7–13 (L)	19,084	19,084
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.), 0.060%, 7–7–13 (L)	1,200	1,200
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012 A, 0.070%, 7–7–13 (L)	4,000	4,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.070%, 7–7–13 (L)	16,368	16,368
NYC Hsng Dev Corp, Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006 A (GTD by Citibank, N.A.), 0.080%, 7–7–13 (L)	6,200	6,200
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A–1 (GTD by JPMorgan Chase & Co.), 0.150%, 7–7–13 (L)	2,000	2,000
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.060%, 7–1–13 (L)	2,250	2,250

WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank, N.A.), 0.060%, 7–7–13 (L)	4,500	4,500

		344,416

Notes – 0.0%
CA GO Bonds, Ser 2005A3 (GTD by Bank of America, N.A.), 0.070%, 7–7–13 (L)	5,000	5,000
J.P. Morgan Chase & Co., 4.650%, 6–1–14	300	311
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A–1 (GTD by Bank of America, N.A.), 0.100%, 7–7–13 (L)	5,000	5,000

		10,311

Treasury Bills – 0.0%
United States Treasury Bills, 0.040%, 10–3–13	12,305	12,304

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corporation (GTD by United States Government):
0.140%, 7–3–13 (L)	3,000	3,000
0.150%, 7–3–13 (L)	16,223	16,223
0.150%, 7–3–13 (L)	5,769	5,769
0.150%, 7–3–13 (L)	2,500	2,500
0.150%, 7–7–13 (L)	35,000	35,000

		62,492

TOTAL SHORT-TERM SECURITIES – 13.9%		$3,870,207
(Cost: $3,870,202)

TOTAL INVESTMENT SECURITIES – 99.2%		$27,552,735
(Cost: $21,698,197)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		217,391

NET ASSETS – 100.0%		$27,770,126

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $256,193 or 0.9% of net assets.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(E)	No dividends were paid during the preceding 12 months.

(F)	Restricted securities. At June 30, 2013, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Limited	1-23-12 to 5-1-12	718,555	$485,830	$747,711
Ithaca Holdings, LLC	4-23-13	381	129,648	129,648
Legend Pictures LLC, Ltd.	12-18-12	190	352,761	353,374

		Principal
Delta Topco Limited, 10.000%, 11–24–60	1-23-12 to 6-18-12	$594,107	600,840	593,782
			$1,569,079	$1,824,515

The total value of these securities represented 6.6% of net assets at June 30, 2013.

(G)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, EUR – Euro and JPY – Japanese Yen).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(I)	Payment-in-kind bonds.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at June 30, 2013.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Barclays Capital, Inc.	48,621,457	7-22-13	$5,722	$—
Sell	Japanese Yen	Deutsche Bank AG	115,287,003	7-22-13	43,208	—
					$48,930	$—

The following futures contracts were outstanding at June 30, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
Gold 100 oz Future August 2013	Short	8–30–13	9,211	$(1,134,519)	$(22,542)

The following written options were outstanding at June 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
EURO STOXX 50 Index	Morgan Stanley & Co., Inc.	Put	11,919	August 2013	EUR2,625.00	$6,237	$(14,102)
	Morgan Stanley & Co., Inc.	Call	11,919	August 2013	2,725.00	2,328	(3,925)
	Bank of America N.A.	Put	11,920	September 2013	2,475.00	12,897	(9,356)
	Morgan Stanley & Co., Inc.	Call	11,917	September 2013	2,800.00	2,459	(4,002)
Halliburton Company	Deutsche Bank AG	Put	12,695	July 2013	$37.00	1,904	(108)
Nikkei 225 Index	UBS AG	Put	634	July 2013	JPY12,500.00	1,492	(403)
	UBS AG	Put	1,032	August 2013	12,500.00	2,534	(2,185)
	Morgan Stanley & Co., Inc.	Call	1,666	August 2013	16,000.00	949	(739)
S&P 500 Index	N/A	Put	2,661	August 2013	$1,550.00	5,048	(5,535)
	N/A	Call	5,281	August 2013	1,655.00	3,681	(6,311)
	N/A	Put	7,220	September 2013	1,500.00	17,724	(15,523)
						$57,253	$(62,189)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$7,196,478	$—	$1,230,733
Consumer Staples	633,331	—	—
Energy	1,313,116	—	—
Financials	4,691,538	—	—
Health Care	639,216	—	—
Industrials	812,448	—	—
Information Technology	3,083,059	—	—
Materials	287,000	—	—
Telecommunication Services	57,799	—	—
Total Common Stocks	$18,713,985	$—	$1,230,733
Purchased Options	37,254	106,117	—
Corporate Debt Securities	—	133,057	945,482
Loans	—	—	197,312
United States Government Agency Obligations	—	2,506	—
Bullion	2,316,082	—	—
Short-Term Securities	—	3,867,707	2,500
Total	$21,067,321	$4,109,387	$2,376,027
Forward Foreign Currency Contracts	$—	$48,930	$—
Liabilities
Futures Contracts	$22,542	$—	$—
Written Options	$27,369	$34,820	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans	Short-Term Securities
Beginning Balance 4–1–13	$958,998	$945,808	$199,929	$5,846
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)	142,086	(326)	(2,262)	—
Purchases	129,649	—	—	2,500
Sales	—	—	(425)	—
Accrued discounts/premiums	—	—	70	—
Transfers into Level 3 during the period	—	—	—	—
Transfers out of Level 3 during the period	—	—	—	(5,846)
Ending Balance 6–30–13	$1,230,733	$945,482	$197,312	$2,500
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6–30–13	$142,086	$(326)	$(2,262)	$—

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-13	Valuation Technique(s)		Unobservable Input(s)
Assets
Common Stocks	$483,022 747,711	Purchase price See below	(1)	Purchase price
Corporate Debt Securities	351,700 593,782	Purchase price See below	(1)	Purchase price
Loans	197,312	Third-party valuation service		Broker quotes
Short-Term Securities	2,500	Broker quote		Broker quote

(1)	At June 30, 2013, Ivy Asset Strategy Fund held (minority stake) investments in private-placement common stock and corporate debt securities. Because of the unique nature of these securities, the Valuation Committee determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated to the common stock and corporate debt securities held by the Fund.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 19 to 23 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (2.5%), and the weighted average cost of capital (8.4%).

The Valuation Committee also applied an illiquidity discount of 10% for purposes of this valuation.

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital of illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

The Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Asset Strategy Fund (referred to as “the Fund” in this sub-section) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. A subscription agreement was entered into between the Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$27,770,126	$1,263,911	4.6%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$21,698,197

Gross unrealized appreciation	6,131,295
Gross unrealized depreciation	(276,757)
Net unrealized appreciation	$5,854,538

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Asset Strategy New Opportunities Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 0.1%
Kaveri Seed Company Limited (A)(B)	15	$387

Air Freight & Logistics – 4.7%
GLOVIS Co., Ltd. (B)	73	12,360

Airlines – 7.8%
Copa Holdings, S.A., Class A	154	20,212

Apparel, Accessories & Luxury Goods – 0.8%
Page Industries Limited (B)	30	2,095

Automobile Manufacturers – 5.4%
Kia Motors Corporation (B)	259	14,092

Automotive Retail – 1.1%
Kolao Holdings (B)	111	2,857

Biotechnology – 0.2%
Novozymes A/S, Class B (A)(B)	19	595

Broadcasting – 1.3%
PT Media Nusantara Citra Tbk (A)(B)	11,058	3,482

Casinos & Gaming – 0.4%
NagaCorp Ltd. (B)	1,444	1,126

Commodity Chemicals – 1.9%
Alpek, S.A.B. de C.V. (A)(B)	1,264	2,701
Mexichem, S.A.B. de C.V. (B)	484	2,005

		4,706

Construction & Engineering – 8.3%
Chicago Bridge & Iron Company N.V., NY Shares	210	12,511
Chiyoda Corporation (B)	431	5,071
Gamuda Berhad (B)	2,501	3,752

		21,334

Construction Materials – 0.2%
PT Semen Gresik (Persero) Tbk (B)	378	650

Department Stores – 1.3%
InRetail Peru Corp. (A)(C)	184	3,395

Distillers & Vintners – 2.6%
LT Group, Inc. (B)	1,197	626
LT Group, Inc. (B)(C)	8,100	4,238
United Spirits Limited (A)(B)	53	1,937

		6,801

Diversified Support Services – 3.6%
Aggreko plc (B)	371	9,275

Education Services – 4.4%
Abril Educacao S.A. (B)	37	654
Abril Educacao S.A. (B)(C)	425	7,426
Anhanguera Educacional Participacoes S.A. (A)(B)	570	3,338

		11,418

Food Distributors – 1.0%
Olam International Limited (B)	1,992	2,577

Health Care Facilities – 1.1%
Bangkok Dusit Medical Services Public Company Limited (B)	437	2,219
IHH Healthcare Berhad (A)(B)(C)	521	651

		2,870

Health Care Supplies – 0.4%
Top Glove Corporation Bhd. (B)	493	973

Heavy Electrical Equipment – 0.5%
Guodian Technology & Environment Group Corporation Limited (B)	4,394	1,337

Industrial Machinery – 0.8%
Cummins India Limited (B)	289	2,217

Internet Software & Services – 9.0%
MercadoLibre, Inc.	114	12,335
SINA Corporation (A)	202	11,246

		23,581

Movies & Entertainment – 0.5%
Major Cineplex Group Public Company Limited (B)	1,945	1,317

Multi-Sector Holdings – 2.3%
GT Capital Holdings Incorporated (B)(C)	324	5,955

Oil & Gas Exploration & Production – 2.7%
Cairn Energy plc (A)(B)	629	2,422
Kosmos Energy Ltd. (A)	458	4,650

		7,072

Packaged Foods & Meats – 3.0%
BRF-Brasil Foods S.A. (B)	297	6,432
Universal Robina Corporation (B)	510	1,475

		7,907

Personal Products – 0.6%
Godrej Consumer Products Limited (B)	105	1,446

Real Estate Development – 3.1%
UEM Land Holdings Berhad (B)	8,122	8,020

Specialty Chemicals – 1.2%
Chr. Hansen Holding A/S (B)	94	3,229

TOTAL COMMON STOCKS – 70.3%		$183,286
(Cost: $158,969)

WARRANTS
Food Distributors – 0.0%
Olam International Limited, Expires 1–18–41 (D)	400	128

TOTAL WARRANTS – 0.0%		$128
(Cost: $—)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
iShares MSCI Emerging Markets Index Fund, Call $39.00, Expires 8–17–13	7,250	779
Nikkei 225 Index, Call JPY14,000.00, Expires 9–13–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(E)	100	613
S&P/ASX 200 Index, Call AUD4,850.00, Expires 8–15–13, OTC (Ctrpty: Bank of America N.A.) (E)	625	509

TOTAL PURCHASED OPTIONS – 0.7%		$1,901
(Cost: $1,352)

CORPORATE DEBT SECURITIES	Principal
Food Distributors – 0.3%
Olam International Limited, 6.750%, 1–29–18	$773	712

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$712
(Cost: $737)

BULLION – 8.9%	Troy Ounces
Gold	19	$23,226

(Cost: $27,234)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 18.3%
General Mills, Inc., 0.150%, 7–8–13 (F)	$4,000	4,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.110%, 7–24–13 (F)	10,000	9,999
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.120%, 7–24–13 (F)	4,000	4,000
Prudential Funding LLC (GTD by Prudential Financial Inc.), 0.070%, 7–1–13 (F)	6,613	6,613
Siemens Capital Corp. (GTD by Siemens AG), 0.090%, 7–26–13 (F)	3,000	3,000
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.080%, 7–3–13 (F)	5,000	5,000
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank), 0.130%, 8–26–13 (F)	5,000	4,999
Total Capital Canada Ltd. (GTD by Total S.A.), 0.090%, 7–10–13 (F)	10,000	9,999

		47,610

Master Note – 1.1%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (G)	2,899	2,899

TOTAL SHORT-TERM SECURITIES – 19.4%		$50,509
(Cost: $50,510)

TOTAL INVESTMENT SECURITIES – 99.6%		$259,762
(Cost: $238,802)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,154

NET ASSETS – 100.0%		$260,916

Notes to Consolidated Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $21,665 or 8.3% of net assets.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD – Australian Dollar, and JPY – Japanese Yen).

(F)	Rate shown is the yield to maturity at June 30, 2013.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	9,000	7-22-13	$228	$—
Sell	Danish Kroner	Barclays Capital, Inc.	23,300	7-22-13	51	—
Sell	Japanese Yen	Barclays Capital, Inc.	464,628	7-22-13	175	—
					$454	$—

The following futures contracts were outstanding at June 30, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
Gold 100 oz Future August 2013	Short	8-30-13	186	$(22,909)	$(454)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$39,782	$—	$—
Consumer Staples	19,118	—	—
Energy	7,072	—	—
Financials	13,975	—	—
Health Care	4,438	—	—
Industrials	66,735	—	—
Information Technology	23,581	—	—
Materials	8,585	—	—
Total Common Stocks	$183,286	$—	$—
Warrants	128	—	—
Purchased Options	779	1,122	—
Corporate Debt Securities	—	712	—
Bullion	23,226	—	—
Short-Term Securities	—	50,509	—
Total	$207,419	$52,343	$—
Forward Foreign Currency Contracts	$—	$454	$—

Liabilities
Futures Contracts	$454	$—	$—

There were no transfers between any levels during the period ended June 30, 2013.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY NEW OPPORTUNITIES FUND

The Ivy ASNO II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy New Opportunities Fund (referred to as “the Fund” in this sub-section) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. A subscription agreement was entered into between the Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASNO II, Ltd.	1-31-13	4-10-13	$260,916	$25,673	9.8%

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$238,802

Gross unrealized appreciation	38,051
Gross unrealized depreciation	(17,091)
Net unrealized appreciation	$20,960

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.4%
Boeing Company (The)	152	$15,519
General Dynamics Corporation	144	11,240
Honeywell International Inc.	183	14,535
Precision Castparts Corp.	59	13,335

		54,629

Apparel Retail – 3.6%
Gap, Inc. (The)	364	15,173
Limited Brands, Inc.	424	20,862

		36,035

Application Software – 1.2%
Intuit Inc.	194	11,864

Asset Management & Custody Banks – 1.5%
Northern Trust Corporation	266	15,378

Auto Parts & Equipment – 0.9%
Johnson Controls, Inc.	251	8,987

Brewers – 1.9%
Anheuser-Busch InBev S.A., ADR	224	20,182

Broadcasting – 1.5%
CBS Corporation, Class B	301	14,710

Cable & Satellite – 1.5%
Time Warner Cable Inc.	131	14,757

Communications Equipment – 1.7%
Cisco Systems, Inc.	695	16,903

Computer Hardware – 1.3%
Apple Inc.	32	12,754

Construction & Farm Machinery & Heavy Trucks – 1.3%
Cummins Inc.	125	13,525

Distillers & Vintners – 1.6%
Brown-Forman Corporation, Class B	235	15,883

Diversified Chemicals – 1.3%
Dow Chemical Company (The)	424	13,640

Electrical Components & Equipment – 1.2%
Rockwell Automation, Inc.	145	12,030

Fertilizers & Agricultural Chemicals – 1.3%
Monsanto Company	128	12,676

Health Care Equipment – 1.4%
Covidien plc	231	14,491

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	252	19,515

Hotels, Resorts & Cruise Lines – 1.3%
Hyatt Hotels Corporation, Class A (A)	316	12,734

Household Products – 1.3%
Colgate-Palmolive Company	222	12,713

Industrial Conglomerates – 1.4%
3M Company	128	13,986

Industrial Machinery – 2.9%
Pall Corporation	198	13,160
Pentair, Inc.	279	16,107

		29,267

Internet Retail – 1.3%
Amazon.com, Inc. (A)	49	13,496

Internet Software & Services – 1.1%
Google Inc., Class A (A)	13	11,533

IT Consulting & Other Services – 0.9%
Cognizant Technology Solutions Corporation, Class A (A)	141	8,841

Managed Health Care – 0.7%
UnitedHealth Group Incorporated	116	7,589

Motorcycle Manufacturers – 1.5%
Harley-Davidson, Inc.	283	15,492

Movies & Entertainment – 1.4%
News Corporation Limited, Class B	438	14,385

Multi-Line Insurance – 1.4%
American International Group, Inc. (A)	325	14,545

Oil & Gas Equipment & Services – 2.4%
National Oilwell Varco, Inc.	214	14,745
Schlumberger Limited	148	10,606

		25,351

Oil & Gas Exploration & Production – 2.3%
Cabot Oil & Gas Corporation	107	7,578
ConocoPhillips	252	15,270

		22,848

Oil & Gas Refining & Marketing – 1.2%
Phillips 66	200	11,773

Oil & Gas Storage & Transportation – 0.7%
Regency Energy Partners LP	261	7,039

Other Diversified Financial Services – 3.3%
Citigroup Inc.	305	14,631
JPMorgan Chase & Co.	345	18,234

		32,865

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Company	153	12,098

Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	219	14,417

Pharmaceuticals – 3.2%
GlaxoSmithKline plc, ADR	296	14,806
Johnson & Johnson	198	16,966

		31,772

Property & Casualty Insurance – 2.7%
Berkshire Hathaway Inc., Class B (A)	131	14,684
Travelers Companies, Inc. (The)	152	12,124

		26,808

Publishing – 0.7%
Pearson plc (B)	411	7,315

Railroads – 1.7%
Union Pacific Corporation	110	17,002

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	255	18,558

Restaurants – 1.3%
Starbucks Corporation	205	13,393

Semiconductor Equipment – 1.3%
Applied Materials, Inc.	869	12,963

Semiconductors – 2.1%
Altera Corporation	299	9,867
Microchip Technology Incorporated	342	12,746

		22,613

TOTAL COMMON STOCKS – 73.0%		$739,355
(Cost: $616,496)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
General Dynamics Corporation, 1.000%, 11–15–17	$1,500	1,445
Northrop Grumman Corporation, 1.750%, 6–1–18	1,000	970

		2,415

Apparel Retail – 0.5%
Limited Brands, Inc.:
6.900%, 7–15–17	750	834
6.625%, 4–1–21	2,915	3,167

		4,001

Apparel, Accessories & Luxury Goods – 0.2%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (C)	2,000	1,969

Auto Parts & Equipment – 0.2%
BorgWarner Inc., 4.625%, 9–15–20	1,000	1,050
Delphi Corporation, 5.000%, 2–15–23	849	872

		1,922

Automobile Manufacturers – 0.6%
Ford Motor Company, Convertible, 4.250%, 11–15–16	1,000	1,807
Toyota Motor Credit Corporation:
0.564%, 5–17–16 (D)	1,500	1,497
2.050%, 1–12–17	2,000	2,023

		5,327

Banking – 0.1%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	1,050	1,069

Biotechnology – 0.2%
Amgen Inc., 2.125%, 5–15–17	2,000	2,008

Brewers – 0.4%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 11–15–14	1,000	1,061
1.375%, 7–15–17	1,000	984
Heineken N.V., 1.400%, 10–1–17 (C)	2,000	1,943
SABMiller Holdings Inc., 3.750%, 1–15–22 (C)	500	509

		4,497

Broadcasting – 0.3%
CBS Corporation:
8.875%, 5–15–19	500	644
4.300%, 2–15–21	1,000	1,038
Discovery Communications, LLC:
4.375%, 6–15–21	750	787
3.300%, 5–15–22	900	860

		3,329

Cable & Satellite – 0.2%
DIRECTV Holdings LLC, 2.400%, 3–15–17	500	502
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	1,000	1,051
Pearson Funding Five plc, 3.250%, 5–8–23 (C)	900	829

		2,382

Construction & Farm Machinery & Heavy Trucks – 0.1%
Caterpillar Inc., 1.375%, 5–27–14	1,000	1,008

Consumer Finance – 1.0%
American Express Credit Corporation, 5.125%, 8–25–14	200	210
American Honda Finance Corporation, 0.648%, 5–26–16 (C)(D)	1,500	1,498
Capital One Financial Corporation:
2.125%, 7–15–14	1,750	1,771
1.000%, 11–6–15	1,500	1,479
Caterpillar Financial Services Corporation,
1.550%, 12–20–13	1,000	1,006
Ford Motor Credit Company LLC, 3.875%, 1–15–15	1,000	1,031
General Motors Financial Company, Inc., 2.750%, 5–15–16 (C)	1,086	1,068
Penske Truck Leasing Co., LP and PTL Finance Corp.,
2.500%, 7–11–14 (C)	1,000	1,014
USAA Capital Corporation, 1.050%, 9–30–14 (C)	1,000	1,006

		10,083

Data Processing & Outsourced Services – 0.1%
Fidelity National Financial, Inc., 6.600%, 5–15–17	900	997

Department Stores – 0.1%
Macy’s Retail Holdings, Inc., 3.875%, 1–15–22	1,000	1,002

Distillers & Vintners – 0.5%
Beam Inc.:
1.875%, 5–15–17	800	798
1.750%, 6–15–18	1,000	979
Brown-Forman Corporation, 1.000%, 1–15–18	3,000	2,889
Constellation Brands, Inc., 3.750%, 5–1–21	1,370	1,283

		5,949

Distributors – 0.1%
LKQ Corporation, 4.750%, 5–15–23 (C)	680	649

Diversified Banks – 1.6%
Bank of America Corporation, 1.093%, 3–22–16 (D)	4,000	3,989
Bank of Montreal, 1.300%, 10–31–14 (C)	1,000	1,010
Bank of New York Mellon Corporation (The):
1.500%, 1–31–14	1,250	1,258
0.700%, 10–23–15	1,000	996
Bank of Nova Scotia (The), 1.450%, 4–25–18	2,500	2,408
Barclays Bank plc, 2.375%, 1–13–14	600	605
National Australia Bank Limited,

0.900%, 1–20–16	2,000	1,986
U.S. Bancorp,
4.200%, 5–15–14	1,000	1,033
Wells Fargo & Company:
3.676%, 6–15–16 (D)	500	534
1.500%, 1–16–18	1,000	975

		14,794

Diversified Capital Markets – 0.1%
Deutsche Bank AG,
3.450%, 3–30–15	500	522

Diversified Chemicals – 0.1%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,213

Diversified Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold Inc.,
2.375%, 3–15–18 (C)	450	428
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	500	533

		961

Drug Retail – 0.1%
CVS Caremark Corporation,
3.250%, 5–18–15	550	572

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company,
2.750%, 4–15–16	1,000	1,044

Food Distributors – 0.4%
Campbell Soup Company,
2.500%, 8–2–22	2,400	2,187
Cargill, Inc.,
4.307%, 5–14–21 (C)	424	447
ConAgra Foods, Inc.,
1.300%, 1–25–16	1,000	1,002
General Mills, Inc.,
0.576%, 1–29–16 (D)	500	499

		4,135

General Merchandise Stores – 0.1%
Target Corporation,
1.125%, 7–18–14	1,000	1,007

Health Care Equipment – 0.2%
Stryker Corporation,
2.000%, 9–30–16	1,500	1,539

Health Care Services – 0.2%
Quest Diagnostics Incorporated,
3.200%, 4–1–16	2,000	2,075

Health Care Supplies – 0.2%
DENTSPLY International Inc.,
2.750%, 8–15–16	1,000	1,027
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18 (C)	500	494

		1,521

Home Improvement Retail – 0.0%
Home Depot, Inc. (The),
4.400%, 4–1–21	250	274

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corporation,
3.375%, 7–15–23	500	466

Household Products – 0.1%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	500	472
Colgate-Palmolive Company,
1.250%, 5–1–14	500	503

		975

Hypermarkets & Super Centers – 0.3%
Costco Wholesale Corporation,
0.650%, 12–7–15	1,000	998
Wal-Mart Stores, Inc.:
0.750%, 10–25–13	1,500	1,501
2.875%, 4–1–15	250	260

		2,759

Independent Finance – 0.1%
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	1,250	1,206

Industrial – Other – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,500	1,395

Industrial Conglomerates – 0.4%
General Electric Capital Corporation,
0.993%, 4–2–18 (D)	3,000	3,012
General Electric Company,
0.850%, 10–9–15	1,000	999

		4,011

Industrial Gases – 0.2%
Praxair, Inc.:
4.375%, 3–31–14	1,000	1,027
3.000%, 9–1–21	1,000	985

		2,012

Industrial Machinery – 0.2%
Eaton Corporation,
0.603%, 6–16–14 (D)	750	750
Illinois Tool Works Inc.,
5.150%, 4–1–14	1,000	1,034
Ingersoll-Rand Global Holding Company Limited,
2.875%, 1–15–19 (C)	500	493

		2,277

Integrated Oil & Gas – 0.0%
Cenovus Energy Inc.,
4.500%, 9–15–14	250	261

Internet Retail – 0.2%
Amazon.com, Inc.,
0.650%, 11–27–15	2,000	1,993

Investment Banking & Brokerage – 0.1%
Goldman Sachs Group, Inc. (The),
1.600%, 11–23–15	1,500	1,503

IT Consulting & Other Services – 0.3%
International Business Machines Corporation:
1.250%, 5–12–14	2,000	2,014
0.253%, 2–4–15 (D)	1,250	1,248

		3,262

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	750	773

Life & Health Insurance – 0.4%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (C)	1,200	1,210
2.500%, 9–29–15 (C)	2,500	2,585
Prudential Financial, Inc.,
4.750%, 9–17–15	500	538

		4,333

Managed Health Care – 0.1%
WellPoint, Inc.,
1.875%, 1–15–18	1,500	1,468

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	1,281	1,300

Movies & Entertainment – 0.3%
News American Incorporated,
3.000%, 9–15–22	2,000	1,866
Viacom Inc.,
4.375%, 9–15–14	500	521
Walt Disney Company (The),
0.450%, 12–1–15	1,000	995

		3,382

Oil & Gas Drilling – 0.2%
Transocean Inc.,
2.500%, 10–15–17	2,000	1,976

Oil & Gas Equipment & Services – 0.2%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	500	487
Schlumberger Investment S.A. (GTD by Schlumberger Limited),
1.250%, 8–1–17 (C)	1,000	970
Schlumberger S.A. (GTD by Schlumberger Ltd.),
2.650%, 1–15–16 (C)	500	517

		1,974

Oil & Gas Exploration & Production – 0.2%
ConocoPhillips (GTD by ConocoPhillips Company),
4.750%, 2–1–14	254	260
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,035
Southwestern Energy Company,
4.100%, 3–15–22	1,050	1,045

		2,340

Other Diversified Financial Services – 1.0%
Citigroup Inc.,
1.250%, 1–15–16	1,500	1,482
JPMorgan Chase & Co.:
4.650%, 6–1–14	1,000	1,036
0.726%, 4–23–15 (D)	2,500	2,493
1.100%, 10–15–15	2,000	1,988
3.450%, 3–1–16	2,000	2,086
3.150%, 7–5–16	750	779
7.900%, 4–29–49 (D)	500	565

		10,429

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (C)	7	—
8.000%, 3–31–11 (C)	1	—

		—

Packaged Foods & Meats – 0.2%
Kellogg Company,
4.450%, 5–30–16	500	542
Unilever Capital Corporation,
2.750%, 2–10–16	1,000	1,043

		1,585

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The),
2.350%, 8–15–22	1,200	1,113
Kimberly-Clark Corporation,
0.394%, 5–15–16 (D)	1,000	1,001

		2,114

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Inc.:
0.800%, 2–11–16	500	497
1.550%, 2–9–18	500	490

		987

Railroads – 0.2%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	700	681
Kansas City Southern de Mexico, S.A. de C.V.,
2.350%, 5–15–20 (C)	900	870

		1,551

Regional Banks – 0.2%
Canadian Imperial Bank of Commerce,
0.900%, 10–1–15	1,000	1,000
PNC Bank, N.A.,
0.800%, 1–28–16	1,500	1,490

		2,490

Restaurants – 0.0%
YUM! Brands, Inc.,
4.250%, 9–15–15	250	266

Retail Stores – 0.1%
Dollar General Corporation:
4.125%, 7–15–17	450	475
1.875%, 4–15–18	1,000	964

		1,439

Semiconductors – 0.1%
Broadcom Corporation,

2.700%, 11–1–18	1,000	1,023

Soft Drinks – 0.3%
PepsiCo, Inc.:
3.750%, 3–1–14	500	510
0.700%, 8–13–15	2,500	2,499

		3,009

Specialized Finance – 0.1%
PACCAR Financial Corp.,
0.404%, 5–5–15 (D)	1,000	999

Specialty Chemicals – 0.2%
RPM International Inc.,
3.450%, 11–15–22	1,000	933
Sherwin-Williams Company (The),
1.350%, 12–15–17	750	729

		1,662

Systems Software – 0.1%
Microsoft Corporation,
2.950%, 6–1–14	500	512

Tobacco – 0.1%
Philip Morris International Inc.,
4.500%, 3–26–20	500	550

Trucking – 0.1%
Ryder System, Inc.,
2.350%, 2–26–19	1,000	967

Wireless – 0.0%
Virgin Media Finance plc,
4.875%, 2–15–22	284	261

Wireless Telecommunication Service – 0.4%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	1,200	1,238
American Tower Corporation:
4.625%, 4–1–15	500	528
4.700%, 3–15–22	1,400	1,412
Crown Castle International Corp.,
5.250%, 1–15–23	1,046	1,004

		4,182

TOTAL CORPORATE DEBT SECURITIES – 15.0%		$151,956
(Cost: $150,738)

OTHER GOVERNMENT SECURITIES
Canada – 0.0%
TransCanada PipeLines Ltd,
0.750%, 1–15–16	500	494

Israel – 0.1%
State of Israel,
4.000%, 6–30–22	1,250	1,271

Qatar – 0.3%
State of Qatar:
4.000%, 1–20–15 (C)	750	779
3.125%, 1–20–17	1,000	1,037

		1,816

Supranational – 0.0%
International Bank for Reconstruction and Development,
2.375%, 5–26–15	450	467

TOTAL OTHER GOVERNMENT SECURITIES – 0.4%		$4,048
(Cost: $3,932)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.1%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	82	87
5.000%, 1–1–18	54	58

5.500%, 4–1–18	30	31
6.500%, 10–1–28	75	85
6.500%, 2–1–29	11	13
7.000%, 11–1–31	75	88
6.500%, 2–1–32	58	65
7.000%, 2–1–32	96	112
7.000%, 3–1–32	42	48
7.000%, 7–1–32	57	64
6.000%, 9–1–32	236	264
6.500%, 9–1–32	50	56
5.500%, 5–1–33	91	99
5.500%, 6–1–33	55	60

		1,130

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$1,130
(Cost: $1,033)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.5%
United States Treasury Bonds,
7.500%, 11–15–16	500	611
United States Treasury Notes:
4.250%, 8–15–13	900	905
4.250%, 8–15–15	3,000	3,244
1.375%, 11–30–18	10,000	9,927

		14,687

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.5%		$14,687
(Cost: $14,433)

SHORT-TERM SECURITIES
Commercial Paper – 10.6%
Abbott Laboratories,
0.100%, 8–22–13 (E)	5,000	4,999
Exxon Mobil Corporation:
0.050%, 7–24–13 (E)	1,000	1,000
0.080%, 7–30–13 (E)	10,000	9,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.110%, 7–24–13 (E)	10,000	9,999
Hewlett-Packard Company,
0.320%, 7–22–13 (E)	1,062	1,062
Kroger Co. (The),
0.300%, 7–8–13 (E)	7,000	7,000
McCormick & Co. Inc.,
0.130%, 7–1–13 (E)	19,272	19,271
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.120%, 7–24–13 (E)	6,000	6,000
Roche Holdings, Inc.:
0.100%, 7–18–13 (E)	5,000	5,000
0.100%, 7–19–13 (E)	4,000	4,000
Siemens Capital Corp. (GTD by Siemens AG),
0.090%, 7–26–13 (E)	4,000	4,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.090%, 7–8–13 (E)	15,000	14,999
Virginia Electric and Power Company,
0.270%, 7–29–13 (E)	10,000	9,998
Wal-Mart Stores, Inc.,
0.070%, 7–8–13 (E)	10,000	10,000

		107,327

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (F)	2,240	2,240

Municipal Obligations – Taxable – 1.6%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.070%, 7–1–13 (F)	2,000	2,000

MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.),
0.050%, 7–7–13 (F)	1,400	1,400
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.060%, 7–1–13 (F)	1,812	1,812
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.070%, 7–7–13 (F)	5,000	5,000
NYC GO Bonds, Fiscal 2008 Series L-4,
0.040%, 7–1–13 (F)	6,000	6,000

		16,212

TOTAL SHORT-TERM SECURITIES – 12.4%		$125,779
(Cost: $125,780)

TOTAL INVESTMENT SECURITIES – 102.4%		$1,036,955
(Cost: $912,412)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.4%)		(24,358)

NET ASSETS – 100.0%		$1,012,597

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $21,588 or 2.1% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(E)	Rate shown is the yield to maturity at June 30, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$739,355	$—	$—
Corporate Debt Securities	—	151,956	—
Other Government Securities	—	4,048	—
United States Government Agency Obligations	—	1,130	—
United States Government Obligations	—	14,687	—
Short-Term Securities	—	125,779	—
Total	$739,355	$297,600	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$912,412

Gross unrealized appreciation	127,926
Gross unrealized depreciation	(3,383)

Net unrealized appreciation	$124,543

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Property & Casualty Insurance – 0.5%
Allstate Corporation (The)	130	$3,327

Specialized REITs – 0.4%
Ventas, Inc.	100	2,362

TOTAL PREFERRED STOCKS – 0.9%		$5,689
(Cost: $5,750)

ASSET-BACKED SECURITIES	Principal
Ally Auto Receivable Trust 2010–1B, 3.290%, 3–15–15 (A)	$4,000	4,052
America West Airlines, Inc., Pass Through Certificates, Series 1999–1, 7.930%, 1–2–19	1,056	1,130
America West Airlines, Inc., Pass Through Certificates, Series 2000–1, 8.057%, 7–2–20	1,460	1,620
American Airlines, Inc. Class Pass Through Certificates, Series 2011–1, 5.250%, 1–31–21	4,734	5,031
American Express Credit Account Master Trust Series 2012–2, 0.990%, 3–15–18	1,855	1,852
AmeriCredit Automobile Receivables Trust 2009–1C, 14.550%, 1–15–16	3,486	3,503
AmeriCredit Automobile Receivables Trust 2010–4, Series E, 4.200%, 11–8–16	2,000	2,077
AmeriCredit Automobile Receivables Trust 2011–1, Series C, 2.850%, 8–8–16	1,380	1,409
AmeriCredit Automobile Receivables Trust 2012–4, Series C, 1.930%, 8–8–18	510	504
Continental Airlines 2001–1 A–1, 8.048%, 11–1–20	1,036	1,160
Continental Airlines Pass Through Certificates, Series 2009–2, 7.250%, 11–10–19	647	757
Continental Airlines Pass Through Certificates, Series 2010–1B, 6.000%, 1–12–19	816	846
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012–1B, 6.250%, 4–11–20	1,000	1,028
CountryPlace Manufactured Housing Contract Trust 2005–1:
4.800%, 12–15–35 (A)(B)	672	689
5.200%, 12–15–35 (A)(B)	300	327
CVS Caremark Corporation Pass-Through Trust:
6.036%, 12–10–28	4,141	4,667
6.943%, 1–10–30	1,197	1,408
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012–1A, 4.750%, 5–7–20	1,254	1,310
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012–1B, 6.875%, 5–7–19 (A)	2,059	2,173
Extended Stay America Trust Commercial Mortgage Pass-Through Certificates, Series 2013–ESH MZ, 2.295%, 12–5–31	2,000	1,948

Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1993–3 A7, 6.400%, 10–15–18	27	28
Green Tree Financial Corporation, Manufactured Housing Contract, Pass- Through Certificates, Series 1994–5 A5, 8.300%, 11–15–19	57	58
Green Tree Financial Corporation, Manufactured Housing Contract, Pass- Through Certificates, Series 1996–4 A6, 7.400%, 6–15–27	463	477
Hawaiian Airlines Pass Through Certificates, Series 2013–1, 4.950%, 1–15–22	2,500	2,369
Hyundai Capital Services, Inc., 4.375%, 7–27–16 (A)	2,000	2,120
Origen Manufactured Housing Contract Trust 2004–A, 5.700%, 1–15–35	582	624
Origen Manufactured Housing Contract Trust 2004–B:
4.750%, 8–15–21	54	54
5.730%, 11–15–35 (B)	674	711
Origen Manufactured Housing Contract Trust 2005–A, 5.860%, 6–15–36 (B)	74	78
Origen Manufactured Housing Contract Trust 2005–B, 5.910%, 1–15–37	700	734
Prestige Auto Receivables Trust 2012–1, Class A–2, 1.230%, 12–15–15	238	238
Santander Consumer Acquired Receivables Trust 2011–S1, 3.150%, 8–15–16 (A)	2,592	2,611
Santander Drive Auto Receivables Trust 2011–4, 1.370%, 3–16–15	201	201
Santander Drive Auto Receivables Trust 2012–3, Class C, 3.010%, 4–16–18	1,560	1,602
Tal Advantage V LLC, 2.830%, 2–22–38 (A)	2,339	2,244
US Airways, Inc. Class A Pass-Through Certificates, Series 2012–1, 5.900%, 10–1–24	1,008	1,059
US Airways, Inc. Class C Pass-Through Certificates, Series 2012–2, 5.450%, 6–3–18	2,000	1,890
US Airways, Inc., Series 2012–2, Class A, 6.750%, 6–3–21	2,250	2,340
Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Ser 2004–C15, 4.803%, 10–15–41	1,565	1,626

TOTAL ASSET-BACKED SECURITIES – 9.5%		$58,555
(Cost: $58,187)

CORPORATE DEBT SECURITIES
Aerospace & Defense – 0.2%
Textron Inc., 5.600%, 12–1–17	1,000	1,096

Airlines – 0.7%
British Airways plc, 5.625%, 6–20–20 (A)	1,475	1,482

United Air Lines, Inc., 10.400%, 11–1–16	625	718
US Airways Group, Inc. Class A, 6.250%, 4–22–23	1,176	1,243
US Airways Group, Inc. Class B, 8.500%, 4–22–17	759	800

		4,243

Application Software – 0.3%
Intuit Inc., 5.750%, 3–15–17	1,780	1,977

Auto Parts & Equipment – 1.0%
Dana Holding Corporation:
6.500%, 2–15–19	1,500	1,596
6.750%, 2–15–21	1,500	1,594
Delphi Corporation:
6.125%, 5–15–21	300	327
5.000%, 2–15–23	1,250	1,284
Tenneco Inc., 6.875%, 12–15–20	850	910

		5,711

Automobile Manufacturers – 0.3%
TRW Automotive Inc., 4.500%, 3–1–21 (A)	2,030	2,025

Cable & Satellite – 0.8%
Comcast Corporation, 4.650%, 7–15–42	2,700	2,591
LYNX I CORP., 5.375%, 4–15–21 (A)	2,300	2,312

		4,903

Computer Hardware – 0.4%
Hewlett-Packard Company, 3.000%, 9–15–16	2,600	2,670

Consumer Finance – 1.8%
AmeriGas Partners, L.P. and AmeriGas Finance Corp., 6.500%, 5–20–21	477	482
Discover Bank, 8.700%, 11–18–19	458	585
Discover Financial Services, 6.450%, 6–12–17	660	750
Ford Motor Credit Company LLC:
5.625%, 9–15–15	1,500	1,611
3.000%, 6–12–17	1,375	1,377
General Motors Financial Company, Inc.:
4.750%, 8–15–17 (A)	4,100	4,203
4.250%, 5–15–23 (A)	860	801
Union 13 Leasing LLC, 1.870%, 6–28–24	1,066	1,034

		10,843

Data Processing & Outsourced Services – 0.2%
Western Union Company (The), 2.375%, 12–10–15	970	987

Diversified Banks – 1.1%
Bank of America Corporation:
5.750%, 12–1–17	2,405	2,672
5.875%, 1–5–21	1,030	1,159
Bank of America, N.A., 5.300%, 3–15–17	2,039	2,211
Wells Fargo Bank, N.A., 4.750%, 2–9–15	785	828

		6,870

Diversified Chemicals – 0.7%
Ashland Inc.:
3.000%, 3–15–16 (A)	2,225	2,236
3.875%, 4–15–18 (A)	2,225	2,203

		4,439

Diversified Metals & Mining – 0.4%

Rio Tinto Finance (USA) plc, 1.375%, 6–17–16	2,350	2,335

Electric – 0.5%
FirstEnergy Corp., 2.750%, 3–15–18	2,855	2,778

Electric Utilities – 1.0%
Narragansett Electric Company (The), 4.170%, 12–10–42 (A)	4,450	4,024
Southwestern Electric Power Company, 5.550%, 1–15–17	2,395	2,647

		6,671

Electrical Components & Equipment – 0.7%
Arrow Electronics, Inc., 3.000%, 3–1–18	1,985	1,981
Avnet, Inc., 4.875%, 12–1–22	2,160	2,151

		4,132

Health Care Equipment – 0.1%
St. Jude Medical, Inc., 4.750%, 4–15–43	585	543

Health Care Facilities – 0.3%
NYU Hospitals Center, 4.428%, 7–1–42	2,210	2,024

Health Care Supplies – 2.4%
Aristotle Holding, Inc., 3.500%, 11–15–16	3,200	3,396
Bio-Rad Laboratories, Inc., 4.875%, 12–15–20	4,300	4,332
Mallinckrodt International Finance S.A.:
3.500%, 4–15–18 (A)	3,420	3,380
4.750%, 4–15–23 (A)	2,090	1,990
Sinai Health System, 3.034%, 1–20–36	2,000	1,885

		14,983

Industrial – Other – 0.4%
Rock-Tenn Company, 4.450%, 3–1–19	2,160	2,286

Industrial Machinery – 0.1%
Ingersoll-Rand Global Holding Company Limited, 2.875%, 1–15–19 (A)	900	887

Integrated Oil & Gas – 0.7%
Chevron Corporation:
1.718%, 6–24–18	2,205	2,184
2.427%, 6–24–20	2,325	2,310

		4,494

Integrated Telecommunication Services – 0.4%
British Telecommunications plc, 1.625%, 6–28–16	735	738
Qwest Communications International Inc., 7.125%, 4–1–18	1,500	1,556

		2,294

Investment Banking & Brokerage – 2.0%
Goldman Sachs Group, Inc. (The):
6.250%, 9–1–17	2,230	2,526
6.150%, 4–1–18	2,211	2,491
5.250%, 7–27–21	1,000	1,069
Morgan Stanley:
6.250%, 8–28–17	3,200	3,568
5.500%, 1–26–20	1,552	1,665
5.500%, 7–28–21	1,090	1,163

		12,482

Life & Health Insurance – 1.1%
Prudential Financial, Inc., 5.200%, 3–15–44	3,015	2,849
Symetra Financial Corporation, 6.125%, 4–1–16 (A)	3,350	3,652

		6,501

Life Insurance – 0.4%
Pacific LifeCorp, 5.125%, 1–30–43 (A)	2,950	2,678

Machinery – 0.4%
CNH Capital LLC, 3.625%, 4–15–18 (A)	2,485	2,367

Managed Health Care – 0.1%
Coventry Health Care, Inc., 6.125%, 1–15–15	415	445

Metal & Glass Containers – 0.8%
Ball Corporation:
7.375%, 9–1–19	500	540
6.750%, 9–15–20	2,720	2,931
Barrick Gold Corporation, 2.500%, 5–1–18 (A)	1,670	1,498

		4,969

Multi-Utilities – 0.5%
CMS Energy Corporation:
2.750%, 5–15–14	600	608
8.750%, 6–15–19	1,825	2,354

		2,962

Oil & Gas Drilling – 1.0%
Buckeye Partners, L.P., 4.150%, 7–1–23	3,000	2,917
Rowan Companies, Inc., 5.400%, 12–1–42	3,690	3,348

		6,265

Oil & Gas Exploration & Production – 1.3%
Plains Exploration & Production Company:
6.500%, 11–15–20	3,000	3,179
6.750%, 2–1–22	2,000	2,119
Tesoro Corporation, 4.250%, 10–1–17	2,645	2,711

		8,009

Oil & Gas Refining & Marketing – 1.6%
Kerr-McGee Corporation:
6.950%, 7–1–24	1,000	1,195
7.875%, 9–15–31	3,165	3,955
NuStar Logistics, L.P., 7.900%, 4–15–18	4,000	4,453

		9,603

Oil & Gas Storage & Transportation – 4.7%
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP), 2.500%, 12–1–17	2,700	2,664
DCP Midstream, LLC, 6.450%, 11–3–36 (A)	3,072	3,232
El Paso Natural Gas Company, 7.500%, 11–15–26	3,290	3,947
El Paso Pipeline Partners Operating Company, LLC, 5.000%, 10–1–21	690	740
Energy Transfer Partners, L.P., 9.000%, 4–15–19	2,770	3,523
Enterprise Products Operating L.P., 5.750%, 3–1–35	3,226	3,437
Kinder Morgan Finance Company, ULC, 6.000%, 1–15–18 (A)	1,215	1,275
Regency Energy Partners LP and Regency Energy Finance Corp., 6.500%, 7–15–21	3,000	3,135
Sunoco Logistics Partners Operations L.P., 6.850%, 2–15–40	1,265	1,431
Western Gas Partners, LP, 5.375%, 6–1–21	1,890	2,027
Williams Companies, Inc. (The), 3.700%, 1–15–23	2,420	2,247
Williams Partners L.P., 7.250%, 2–1–17	770	895

		28,553

Other Diversified Financial Services – 1.9%
Citigroup Inc., 6.010%, 1–15–15	1,080	1,153
Daimler Finance North America LLC, 1.300%, 7–31–15 (A)	2,550	2,555
JPMorgan Chase Bank N.A.:
5.875%, 6–13–16	1,170	1,304
6.000%, 7–5–17	215	242
6.000%, 10–1–17	2,368	2,697
ULANI MSN 37894, 2.184%, 12–20–24	3,735	3,688

		11,639

Pharmaceuticals – 0.3%
Mylan Inc., 1.800%, 6–24–16	1,750	1,742

Property & Casualty Insurance – 2.7%
American International Group, Inc., Medium– Term Notes, Series G, 5.850%, 1–16–18	1,700	1,911
Assurant, Inc., 2.500%, 3–15–18	1,990	1,944
Berkshire Hathaway Finance Corporation, 4.300%, 5–15–43	835	759
Liberty Mutual Group, Inc.:
7.300%, 6–15–14 (A)	1,000	1,050
5.000%, 6–1–21 (A)	5,280	5,566
XL Capital Ltd., 6.250%, 5–15–27	4,125	4,709

		15,939

Railroads – 0.9%
BNSF Funding Trust I, 6.613%, 12–15–55	5,195	5,844

Real Estate Operating Companies – 0.3%
Colonial Realty Limited Partnership, 5.500%, 10–1–15	1,830	1,974

Regional Banks – 2.3%
AmSouth Bancorporation, 5.200%, 4–1–15	1,000	1,038
HSBC Bank USA, N.A., 6.000%, 8–9–17	4,235	4,784
PNC Bank, N.A., 6.875%, 4–1–18	1,045	1,253
PNC Financial Services Group, Inc. (The), 4.850%, 5–29–49	1,875	1,748
Santander Holdings USA, Inc., 3.000%, 9–24–15	865	887
SunTrust Banks, Inc., 0.564%, 8–24–15 (B)	4,225	4,191

		13,901

REITs – 1.2%
American Tower Trust I, 1.551%, 3–15–18 (A)	6,365	6,252
Essex Portfolio, L.P. (GTD by Essex Property Trust, Inc.), 3.250%, 5–1–23	1,350	1,243

		7,495

Retail REITs – 0.1%
Westfield Group, 7.500%, 6–2–14 (A)	600	637

Service – Other – 0.3%
President and Fellows of Harvard College, 3.619%, 10–1–37	1,925	1,748

Specialized Finance – 0.2%
International Lease Finance Corporation, 6.500%, 9–1–14 (A)	1,300	1,352

Specialized REITs – 1.2%
Health Care REIT, Inc., 4.125%, 4–1–19	2,830		2,958
Healthcare Realty Trust Incorporated, 3.750%, 4–15–23	1,425		1,327
Nationwide Health Properties, Inc., 6.000%, 5–20–15	1,000		1,091
Ventas Realty, LP and Ventas Capital Corp., 4.000%, 4–30–19	1,850		1,923

			7,299

Telecommunications – 0.5%
SBA Tower Trust, 2.240%, 4–15–18 (A)	3,300		3,231

Trading Companies & Distributors – 0.3%
AmeriGas Finance Corp. and AmeriGas Finance LLC, 6.750%, 5–20–20	1,500		1,553

Trucking – 0.2%
Tagua Leasing, LLC, 1.900%, 7–12–24	1,218		1,186

Wireless – 0.2%
MetroPCS Communications, Inc., 6.625%, 4–1–23 (A)	1,500		1,526

Wireless Telecommunication Service – 0.2%
Crown Castle International Corp., 6.113%, 1–15–20 (A)	850		975

TOTAL CORPORATE DEBT SECURITIES – 41.2%			$252,066
(Cost: $251,722)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 6.1%
7 WTC Depositor, LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC, 4.082%, 3–13–31 (A)	2,587		2,699
Banco Hipotecario Nacional:
7.916%, 7–25–09 (A)(C)	31		—	*
0.000%, 3–25–12 (A)(C)(D)	10		—	*
7.540%, 5–31–17 (A)(C)	—	*	—
BB-UBS Trust 2012-SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class A, 3.430%, 11–5–36 (A)	2,850		2,667
BB-UBS Trust 2012-SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class D, 4.026%, 11–5–36 (A)	1,425		1,299
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.468%, 6–11–41 (B)	1,318		1,355
Bear Stearns Mortgage Securities Inc., 8.000%, 11–25–29	179		163
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-SMPA, 2.110%, 1–12–18 (A)	1,310		1,312
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-SMPD, 3.008%, 1–12–18 (A)	1,240		1,185
Commercial Mortgage Asset Trust, 7.800%, 11–17–32 (B)	854		863
GS Mortgage Securities Corporation Trust Commercial Mortgage Pass-Through Certificates Series 2012-BWTR, 3.328%, 11–5–34 (A)	1,000		910

Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006–1, 5.506%, 11–11–38 (A)	1,145	1,024
Hometown Commercial Trust 2007–1, Commercial Mortgage-Backed Notes, Series 2007–1, 6.057%, 6–11–39 (A)	239	155
J.P. Morgan Chase Commercial Mortgage Securities Trust 2009–IWST, Commercial Mortgage Pass-Through Certificates, Series 2009–IWST:
2.212%, 12–5–27 (A)(B)	5,983	639
7.694%, 12–5–27 (A)(B)	2,600	3,076
LB-UBS Commercial Mortgage Trust 2003–C7, 5.817%, 7–15–37 (A)(B)	1,000	1,000
Mellon Residential Funding, 6.750%, 6–25–28	7	7
Morgan Stanley Capital I Trust 2012–C4, 3.773%, 3–15–45	945	931
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005–RR4:
5.000%, 11–28–35 (A)	839	839
5.880%, 11–28–35 (A)(B)	1,280	1,244
Prudential Securities Secured Financing Corporation, Commercial Mortgage Pass-Through Certficates, Series 2003–PWR1, 4.775%, 2–11–36 (A)	22	22
Queens Center Mortgage Trust 2013–QC, 3.275%, 1–11–37	3,010	2,770
UBS-Barclays Commerical Mortgage Trust, Ser 2012–C3 A4, 3.091%, 8–10–49	2,885	2,720
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010–VNO, 5.280%, 9–13–28 (A)	1,200	1,287
Wells Fargo Commerical Mortgage Trust, Ser 2012–LC5 A3, 2.918%, 10–15–45	3,173	2,970
WFRBS Commercial Mortgage Trust 2001–C2 A–2, 3.791%, 2–15–44 (A)	1,485	1,568
WFRBS Commercial Mortgage Trust 2011–C5, 3.667%, 11–15–44 (B)	1,135	1,141
WFRBS Commercial Mortgage Trust 2012–C10, Class A–3, 2.870%, 11–15–45	3,539	3,281

		37,127

Other Mortgage-Backed Securities – 1.7%
ABFS Mortgage Loan Trust 2001–2, 7.490%, 12–25–31 (B)	519	438
Asset Securitization Corporation:
8.621%, 8–13–29 (B)(E)	72	1
7.557%, 2–14–43 (B)	47	47
Banc of America Alternative Loan Trust 2003–05, 5.500%, 7–25–33	418	5
Banc of America Alternative Loan Trust 2005–06, 6.000%, 7–25–35	479	47
Banc of America Mortgage Trust 2003–09, 5.500%, 12–25–33	495	207
Banc of America Mortgage Trust 2004–03, 4.875%, 4–25–19	114	109
Bank of America Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 2003–3, 5.500%, 5–25–33	801	825
C-Bass 2006-MH1 Trust:

5.970%, 10–25–36 (A)(B)	754	764
6.044%, 10–25–36 (A)(B)	88	91
CHL Mortgage Pass-Through Trust 2004–J4, 5.250%, 5–25–34	232	222
Collateralized Mortgage Obligation Trust, 5.000%, 7–1–18	10	11
CWHEQ Home Equity Loan Trust, Series 2007–S2, 5.934%, 5–25–37 (B)	323	266
First Horizon Mortgage Pass-Through Trust 2003–8, 5.148%, 10–25–33 (B)	151	38
First Horizon Mortgage Pass-Through Trust 2007–4, 5.500%, 8–25–22	79	75
GMACM Home Equity Loan Trust 2007–HE1, 5.952%, 8–25–37 (B)	570	476
Helios Leasing I LLC, 2.018%, 5–29–24	1,319	1,293
J.P. Morgan Mortgage Trust 2004–A3, 2.753%, 7–25–34 (B)	231	225
Merrill Lynch Mortgage Investors, Inc. Mortgage Pass-Through Certificates Series 1997–C2, 6.250%, 12–10–29	917	913
Morgan Stanley Capital I Trust 2004–TOP15, 5.030%, 6–13–41	86	87
Morgan Stanley Capital I Trust 2012–STAR Class A–2, 3.201%, 8–5–34 (A)	1,350	1,286
Morgan Stanley Capital I Trust 2012–STAR Class B, 3.451%, 8–5–34 (A)	930	882
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)(B)	1	1
7.885%, 9–28–24 (A)(B)	3	2
RASC Series 2003–KS10 Trust, 6.410%, 12–25–33	201	72
RFMSI Series 2004–S5 Trust, 4.500%, 5–25–19	157	135
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997–HUD1, 7.750%, 12–25–30 (B)	742	476
Structured Adjustable Rate Mortgage Loan Trust, Series 2005–21, 5.228%, 11–25–35 (B)	1,104	52
Structured Asset Mortgage Investments, Inc., 2.608%, 5–2–30 (B)	7	2
TimberStar Trust I, 6.208%, 10–15–36 (A)	1,560	1,637

		10,685

TOTAL MORTGAGE-BACKED SECURITIES – 7.8%		$47,812
(Cost: $54,582)

MUNICIPAL BONDS – TAXABLE
Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A, 7.016%, 10–1–40	520	590

New Jersey – 0.1%
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2010C, 5.754%, 12–15–28	760	833

New York – 1.1%
Port Auth of NY & NJ Consolidated Bonds, Ser 174, 4.458%, 10–1–62	3,110	2,836
Port Auth of NY and NJ Consolidated Bonds, 168th Ser, 4.926%, 10–1–51	3,550	3,557

		6,393

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9–1–40	1,205	1,201

TOTAL MUNICIPAL BONDS – TAXABLE – 1.5%		$9,017
(Cost: $9,027)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.0%
Federal National Mortgage Association, 5.500%, 2–1–35	194	212

Mortgage-Backed Obligations – 25.9%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12–1–17	141	150
5.500%, 9–1–19	200	216
5.000%, 4–1–23	647	693
3.500%, 8–1–26	1,232	1,287
5.000%, 5–1–29	118	126
6.500%, 9–1–32	80	90
5.300%, 1–15–33	175	189
6.000%, 11–1–33	132	147
5.500%, 5–1–34	872	965
6.500%, 5–1–34	242	273
5.500%, 6–1–34	327	354
5.000%, 9–1–34	5	5
5.500%, 9–1–34	15	16
5.500%, 10–1–34	346	378
5.500%, 7–1–35	148	162
5.000%, 8–1–35	172	184
5.500%, 10–1–35	124	133
5.000%, 11–1–35	375	401
5.000%, 12–1–35	122	130
6.500%, 7–1–36	135	151
7.000%, 12–1–37	225	256
5.500%, 2–1–39	954	1,027
4.000%, 7–1–39 TBA	1,400	1,456
5.000%, 11–1–39	275	305
5.000%, 1–1–40	1,715	1,889
5.000%, 3–1–40	2,423	2,684
5.000%, 4–1–40	665	723
5.000%, 8–1–40	617	667
4.000%, 10–1–40	1,473	1,550
4.000%, 11–1–40	1,221	1,288
4.500%, 1–1–41	1,575	1,685
4.000%, 2–1–41	2,452	2,574
4.000%, 3–1–41	777	819
4.500%, 3–1–41	730	782
4.500%, 4–1–41	3,585	3,895
4.000%, 6–1–41	827	871
4.000%, 11–1–41	6,802	7,137
3.500%, 1–1–42	2,723	2,773
3.500%, 3–1–42	2,730	2,773
3.000%, 8–1–42	1,881	1,836
3.500%, 8–1–42	4,732	4,813
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
2.500%, 4–1–28	987	993
3.000%, 2–1–43	2,437	2,381
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	21	23
6.000%, 1–1–18	71	76
5.500%, 2–1–18	82	87
5.500%, 3–1–18	17	18
5.000%, 5–1–18	296	316
5.000%, 6–1–18	70	75
5.000%, 7–1–18	31	33
5.000%, 10–1–18	214	229

5.500%, 9–1–19	67	73
3.000%, 9–1–22	1,739	1,815
5.000%, 7–1–23	321	345
6.000%, 8–1–23	359	392
5.500%, 2–1–24	120	132
4.500%, 4–1–25	587	622
3.500%, 7–1–25 TBA	125	130
3.500%, 11–1–25	744	784
3.500%, 6–1–26	1,281	1,341
3.000%, 7–1–27	1,410	1,449
2.500%, 7–1–28	4,185	4,204
6.000%, 8–1–29	112	124
7.500%, 5–1–31	36	42
4.000%, 8–20–31	953	987
7.000%, 9–1–31	14	15
7.000%, 11–1–31	146	172
6.500%, 12–1–31	16	18
6.500%, 2–1–32	167	189
7.000%, 2–1–32	118	134
7.000%, 3–1–32	189	215
6.500%, 4–1–32	32	36
3.500%, 5–1–32	1,972	2,038
6.500%, 5–1–32	68	76
6.500%, 7–1–32	24	27
6.500%, 8–1–32	32	36
6.000%, 9–1–32	37	41
6.500%, 9–1–32	83	94
6.000%, 10–1–32	739	830
6.500%, 10–1–32	77	87
6.000%, 11–1–32	518	582
3.500%, 12–1–32	2,859	2,944
6.000%, 3–1–33	795	886
5.500%, 4–1–33	562	627
6.000%, 4–1–33	60	67
5.500%, 5–1–33	90	98
6.000%, 6–1–33	362	401
6.500%, 8–1–33	21	24
6.000%, 10–1–33	69	75
6.000%, 12–1–33	145	163
5.500%, 1–1–34	180	197
5.500%, 1–1–34	171	187
6.000%, 1–1–34	114	125
5.000%, 3–1–34	653	707
5.000%, 3–1–34	86	93
5.500%, 3–1–34	69	76
5.500%, 4–1–34	80	88
5.000%, 5–1–34	38	41
6.000%, 8–1–34	192	212
5.500%, 9–1–34	362	399
6.000%, 9–1–34	206	227
6.500%, 9–1–34	263	298
5.500%, 11–1–34	691	759
6.000%, 11–1–34	237	257
6.500%, 11–1–34	19	20
5.000%, 12–1–34	1,060	1,147
5.500%, 1–1–35	541	602
5.500%, 1–1–35	145	162
5.500%, 2–1–35	1,110	1,233
6.500%, 3–1–35	343	384
5.000%, 4–1–35	201	217
5.500%, 4–1–35	356	393
4.500%, 5–1–35	676	717
5.500%, 6–1–35	19	21
4.500%, 7–1–35	498	528
5.000%, 7–1–35	1,233	1,331
5.000%, 7–1–35	264	285
5.500%, 7–1–35	150	164
5.500%, 8–1–35	24	26
5.500%, 10–1–35	704	786
5.500%, 11–1–35	485	529
5.500%, 12–1–35	472	516

5.000%, 2–1–36	120	129
5.500%, 2–1–36	512	549
6.500%, 2–1–36	191	214
6.500%, 6–1–36	295	330
5.500%, 9–1–36	525	576
5.500%, 11–1–36	258	280
6.000%, 11–1–36	168	182
6.500%, 11–1–36	492	548
6.000%, 1–1–37	127	139
6.000%, 5–1–37	273	305
5.500%, 6–1–37	119	133
6.000%, 8–1–37	219	240
6.000%, 9–1–37	173	192
7.000%, 10–1–37	18	20
5.500%, 3–1–38	423	468
5.000%, 4–1–38	526	586
5.500%, 5–1–38	409	444
6.000%, 10–1–38	661	720
6.000%, 12–1–38	385	426
4.500%, 6–1–39	302	326
5.000%, 12–1–39	651	728
5.500%, 12–1–39	590	649
5.000%, 3–1–40	1,753	1,931
6.000%, 6–1–40	428	465
4.500%, 10–1–40	1,370	1,452
4.000%, 12–1–40	2,045	2,141
4.000%, 1–15–41	1,382	1,460
3.500%, 4–1–41	2,623	2,667
4.000%, 4–1–41	1,717	1,799
4.500%, 4–1–41	1,932	2,063
5.000%, 4–1–41	406	452
4.500%, 7–1–41	2,028	2,156
4.000%, 8–1–41	1,495	1,559
4.000%, 9–1–41	2,352	2,463
4.000%, 10–1–41	2,278	2,386
3.500%, 11–1–41	4,759	4,841
3.500%, 1–1–42	1,301	1,323
3.000%, 3–1–42	1,725	1,687
3.500%, 7–1–42	7,190	7,295
3.000%, 8–1–42	979	957
3.000%, 9–1–42	2,894	2,831
3.000%, 1–1–43	1,966	1,920
3.500%, 3–1–43	2,900	2,951
Federal National Mortgage Association Non–Agency REMIC/CMO,
4.500%, 7–25–24	1,875	2,015
Government National Mortgage Association Agency REMIC/CMO:
0.509%, 3–16–34 (B)(E)	2,140	16
0.643%, 7–16–40 (B)(E)	734	14
0.000%, 3–16–42 (B)(D)(E)	715	—	*
0.485%, 6–17–45 (B)(E)	5,612	77
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	89	100
5.000%, 7–15–33	336	366
5.000%, 7–15–34	251	273
5.500%, 12–15–34	338	369
5.000%, 1–15–35	401	435
5.000%, 12–15–35	605	659
4.000%, 6–20–36	1,304	1,373
5.500%, 7–15–38	362	395
5.500%, 10–15–38	370	422
5.500%, 2–15–39	248	272
5.000%, 12–15–39	224	250
5.000%, 1–15–40	1,874	2,060
4.500%, 6–15–40	810	881
5.000%, 7–15–40	621	678
4.000%, 12–20–40	841	901
4.000%, 8–1–41	726	760
4.000%, 10–15–41	838	891

3.000%, 8–1–43	365	361
3.500%, 8–1–43	3,000	3,075
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995–1 Class 1, 7.225%, 2–15–25 (B)	105	120
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995–1 Class 2, 7.793%, 2–15–25	33	38

		158,910

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 25.9%		$159,122
(Cost: $160,787)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.2%
United States Treasury Notes, 1.875%, 7–15–13 (F)	1,100	1,394

Treasury Obligations – 7.7%
United States Treasury Bonds:
5.375%, 2–15–31 (G)	1,775	2,312
3.125%, 2–15–43	16,340	15,273
United States Treasury Notes:
0.250%, 5–31–15	3,765	3,758
0.500%, 6–15–16	11,755	11,704
1.000%, 5–31–18	4,085	4,013
1.375%, 5–31–20	5,800	5,593
1.750%, 5–15–23	4,670	4,371

		47,024

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 7.9%		$48,418
(Cost: $48,918)

SHORT-TERM SECURITIES
Commercial Paper – 8.8%
Abbott Laboratories, 0.100%, 8–22–13 (H)	5,000	4,999
Bank of Nova Scotia, 0.110%, 7–15–13 (H)	3,088	3,088
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.), 0.120%, 7–25–13 (H)	3,000	3,000
Corporacion Andina de Fomento, 0.230%, 7–24–13 (H)	5,000	4,999
Danaher Corporation, 0.110%, 7–24–13 (H)	5,000	5,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.110%, 7–24–13 (H)	10,000	9,998
John Deere Canada ULC (GTD by Deere & Company), 0.090%, 7–11–13 (H)	5,000	5,000
Mondelez International, Inc., 0.150%, 7–1–13 (H)	7,900	7,900
PACCAR Financial Corp. (GTD by PACCAR Inc.), 0.080%, 7–23–13 (H)	5,000	5,000
Roche Holdings, Inc., 0.100%, 7–18–13 (H)	5,000	5,000

		53,984

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (I)	181	181

TOTAL SHORT-TERM SECURITIES – 8.8%	$54,165
(Cost: $54,166)

TOTAL INVESTMENT SECURITIES – 103.5%	$634,844
(Cost: $643,139)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.5%)	(21,482)

NET ASSETS – 100.0%	$613,362

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $103,194 or 16.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Zero coupon bond.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(G)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(H)	Rate shown is the yield to maturity at June 30, 2013.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at June 30, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
U.S. 10–Year Treasury Note	Short	9-30-13	175	$(22,149)	$510
U.S. 30–Year Treasury Bond	Short	9-30-13	63	(8,558)	301
U.S. 5–Year Treasury Note	Long	10-3-13	120	14,526	(185)
				$(16,181)	$626

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$5,689	$—	$—
Asset-Backed Securities	—	33,894	24,661
Corporate Debt Securities	—	249,305	2,761
Mortgage-Backed Securities	—	45,098	2,714
Municipal Bonds	—	9,017	—
United States Government Agency Obligations	—	159,122	—	*
United States Government Obligations	—	48,418	—
Short-Term Securities	—	54,165	—
Total	$5,689	$599,019	$30,136
Futures Contracts	$811	$—	$—
Liabilities
Futures Contracts	$185	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Debt Securities	Mortgage-Backed Securities	United States Government Agency Obligations
Beginning Balance 4–1–13	$28,308	$3,065	$2,743	$—	*
Net realized gain (loss)	61	—	3	—
Net unrealized appreciation (depreciation)	(738)	(100)	33	—	*
Purchases	6,500	—	32	—
Sales	(9,452)	(204)	(98)	—
Accrued discounts/premiums	(18)	—	1	—
Transfers into Level 3 during the period	—	—	—	—
Transfers out of Level 3 during the period	—	—	—	—
Ending Balance 6–30–13	$24,661	$2,761	$2,714	$—	*
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6–30–13	$(712)	$(100)	$33	$—	*

There were no transfers between any levels during the period ended June 30, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6–30–13		Valuation Technique(s)	Unobservable Input(s)
Assets
Asset-Backed Securities	$24,661		Third-party valuation service	Vendor/Broker quotes
Corporate Debt Securities	$2,761		Third-party valuation service	Vendor/Broker quotes
Mortgage-Backed Securities	$2,714		Third-party valuation service	Vendor/Broker quotes
United States Government Agency Obligations	$—	*	Third-party valuation service	Vendor/Broker quotes

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$643,139

Gross unrealized appreciation	12,372
Gross unrealized depreciation	(20,667)

Net unrealized depreciation	$(8,295)

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 2.0%
Polo Ralph Lauren Corporation	72	$12,422

Biotechnology – 2.2%
Alexion Pharmaceuticals, Inc. (A)	83	7,693
Biogen Idec Inc. (A)	27	5,810

		13,503

Brewers – 3.0%
Anheuser-Busch InBev S.A., ADR	211	19,036

Broadcasting – 2.7%
CBS Corporation, Class B	335	16,349

Cable & Satellite – 3.6%
Charter Communications, Inc., Class A (A)	68	8,434
Time Warner Cable Inc.	120	13,442

		21,876

Communications Equipment – 2.6%
Cisco Systems, Inc.	660	16,032

Computer Hardware – 1.6%
Apple Inc.	25	9,783

Construction & Farm Machinery & Heavy Trucks – 2.2%
Cummins Inc.	122	13,178

Consumer Finance – 2.6%
Capital One Financial Corporation	252	15,838

Data Processing & Outsourced Services – 2.5%
MasterCard Incorporated, Class A	27	15,339

Diversified Chemicals – 2.7%
Dow Chemical Company (The)	506	16,269

Fertilizers & Agricultural Chemicals – 1.9%
Monsanto Company	116	11,490

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	161	12,473

Hypermarkets & Super Centers – 1.8%
Costco Wholesale Corporation	100	11,046

Industrial Machinery – 5.5%
Pall Corporation	242	16,083
Pentair, Inc.	310	17,883

		33,966

Integrated Oil & Gas – 1.2%
Occidental Petroleum Corporation	83	7,397

Internet Software & Services – 0.9%
Facebook, Inc., Class A (A)	234	5,807

Investment Banking & Brokerage – 1.2%
Charles Schwab Corporation (The)	355	7,539

IT Consulting & Other Services – 2.2%
Teradata Corporation (A)	271	13,587

Managed Health Care – 1.0%
UnitedHealth Group Incorporated	95	6,208

Motorcycle Manufacturers – 2.9%
Harley-Davidson, Inc.	327	17,937

Movies & Entertainment – 2.7%
News Corporation Limited, Class B	499	16,380

Multi-Line Insurance – 3.5%
American International Group, Inc. (A)	473	21,148

Oil & Gas Equipment & Services – 1.5%
National Oilwell Varco, Inc.	131	9,037

Oil & Gas Exploration & Production – 2.0%
Noble Energy, Inc.	205	12,295

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	145	8,513

Other Diversified Financial Services – 4.6%
Citigroup Inc.	288	13,820
JPMorgan Chase & Co.	279	14,744

		28,564

Packaged Foods & Meats – 1.7%
Mead Johnson Nutrition Company	129	10,229

Personal Products – 1.2%
Estee Lauder Companies, Inc. (The), Class A	111	7,270

Pharmaceuticals – 5.9%
Bristol-Myers Squibb Company	254	11,369
Pfizer Inc.	517	14,473
Shire Pharmaceuticals Group plc, ADR	105	9,977

		35,819

Railroads – 7.4%
Canadian Pacific Railway Limited	140	17,005
Kansas City Southern	100	10,585
Union Pacific Corporation	116	17,947

		45,537

Restaurants – 4.2%
Chipotle Mexican Grill, Inc., Class A (A)	29	10,385
Panera Bread Company, Class A (A)	41	7,698
YUM! Brands, Inc.	110	7,648

		25,731

Semiconductor Equipment – 2.2%
Applied Materials, Inc.	924	13,778

Semiconductors – 4.4%
Altera Corporation	189	6,222
Analog Devices, Inc.	164	7,396
Texas Instruments Incorporated	365	12,715

		26,333

Specialty Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	95	6,298

Tobacco – 2.5%
Philip Morris International Inc.	174	15,095

Wireless Telecommunication Service – 0.8%
SBA Communications Corporation (A)	63	4,640

TOTAL COMMON STOCKS – 95.3%		$583,742
(Cost: $479,716)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.0%
Danaher Corporation,
0.110%, 7–24–13 (B)	$5,000	5,000
E.I. du Pont de Nemours and Company,
0.070%, 7–8–13 (B)	5,000	5,000
Exxon Mobil Corporation,
0.050%, 7–24–13 (B)	1,000	1,000
McCormick & Co. Inc.,
0.130%, 7–1–13 (B)	8,449	8,448
Novartis Finance Corp. (GTD by Novartis AG),
0.070%, 7–1–13 (B)	5,000	5,000

		24,448

TOTAL SHORT-TERM SECURITIES – 4.0%		$24,448
(Cost: $24,449)

TOTAL INVESTMENT SECURITIES – 99.3%		$608,190
(Cost: $504,165)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		4,236

NET ASSETS – 100.0%		$612,426

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2013.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$123,168	$—	$—
Consumer Staples	62,676	—	—
Energy	37,242	—	—
Financials	73,089	—	—
Health Care	55,530	—	—
Industrials	92,681	—	—
Information Technology	100,659	—	—
Materials	34,057	—	—
Telecommunication Services	4,640	—	—
Total Common Stocks	$583,742	$—	$—
Short-Term Securities	—	24,448	—
Total	$583,742	$24,448	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$504,165

Gross unrealized appreciation	107,398
Gross unrealized depreciation	(3,373)
Net unrealized appreciation	$104,025

SCHEDULE OF INVESTMENTS Ivy Cundill Global Value Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Brazil – 0.1%
HRT Participacoes Em Petroleo S.A. (A)	284		$329

Canada – 2.8%
EnCana Corporation	438		7,425

France – 3.7%
Compagnie de Saint-Gobain	121		4,878
Renault S.A.	72		4,842

			9,720

Germany – 6.9%
Deutsche Lufthansa AG	508		10,322
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	41		7,582

			17,904

Greece – 0.6%
Intralot S.A. Integrated Lottery Systems and Services	626		1,468

Hong Kong – 3.6%
First Pacific Company Limited	6,167		6,607
Henderson Land Development Company Limited	475		2,837

			9,444

Italy – 5.6%
EXOR S.p.A.	174		5,152
Mediaset S.p.A.	2,538		9,581

			14,733

Japan – 11.2%
Honda Motor Co., Ltd.	325		12,090
SANKYO Co., Ltd.	176		8,304
Sega Sammy Holdings Inc.	349		8,735

			29,129

Netherlands – 2.1%
TNT N.V.	1,928		5,380

South Korea – 4.0%
LG Corp.	45		2,480
Posco	30		7,886

			10,366

Spain – 0.8%
Gestevision Telecinco, S.A.	242		2,107

United Kingdom – 2.2%
BP plc, ADR	140		5,843

United States – 30.5%
American International Group, Inc. (A)	400		17,897
Bank of America Corporation	1,279		16,449
Berkshire Hathaway Inc., Class A (A)	—	*	11,128
Chesapeake Energy Corporation	170		3,471
Citigroup Inc.	330		15,840
FedEx Corporation	21		2,045
GameStop Corp, Class A	299		12,584

			79,414

TOTAL COMMON STOCKS – 74.1%			$193,262
(Cost: $151,667)

PREFERRED STOCKS

United States – 3.3%
Chesapeake Energy Corporation, 5.75% Cumulative (B)	8	8,693

TOTAL PREFERRED STOCKS – 3.3%		$8,693
(Cost: $8,476)

WARRANTS

United States – 1.5%
JPMorgan Chase & Co., Expires 10–28–18 (C)	253	3,944

TOTAL WARRANTS – 1.5%		$3,944
(Cost: $3,040)

OTHER GOVERNMENT SECURITIES	Principal
Greece – 0.1%
Hellenic Republic:
2.000%, 2–24–23 (D)	EUR18	13
2.000%, 2–24–24 (D)	18	12
2.000%, 2–24–25 (D)	18	11
2.000%, 2–24–26 (D)	18	11
2.000%, 2–24–27 (D)	18	11
2.000%, 2–24–28 (D)	19	11
2.000%, 2–24–29 (D)	19	11
2.000%, 2–24–30 (D)	19	11
2.000%, 2–24–31 (D)	19	11
2.000%, 2–24–32 (D)	19	11
2.000%, 2–24–33 (D)	19	11
2.000%, 2–24–34 (D)	19	11
2.000%, 2–24–35 (D)	19	10
2.000%, 2–24–36 (D)	19	10
2.000%, 2–24–37 (D)	19	10
2.000%, 2–24–38 (D)	19	10
2.000%, 2–24–39 (D)	19	10
2.000%, 2–24–40 (D)	19	10
2.000%, 2–24–41 (D)	19	10
2.000%, 2–24–42 (D)	19	10
0.000%, 10–15–42 (D)(E)	378	5

		220

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$220
(Cost: $85)

SHORT-TERM SECURITIES
Commercial Paper – 16.1%
Federal Home Loan Bank:
0.090%, 8–23–13 (F)	$8,300	8,298
0.040%, 9–4–13 (F)	4,900	4,900
0.040%, 9–20–13 (F)	9,000	8,998
Federal Home Loan Mortgage Corporation Discount Notes:
0.055%, 7–8–13 (F)	4,000	4,000
0.070%, 8–2–13 (F)	6,900	6,900
0.040%, 9–9–13 (F)	1,300	1,300
Federal National Mortgage Association Discount Notes:
0.050%, 7–25–13 (F)	1,892	1,892
0.080%, 8–21–13 (F)	2,300	2,300
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.080%, 7–3–13 (F)	3,400	3,400

SHORT-TERM SECURITIES (continued)	Principal	Value
		41,988

United States Government Agency
Obligations – 3.2%
Overseas Private Investment Corporation (GTD by United States Government):
0.150%, 7–3–13 (G)	$3,500	$3,500
0.150%, 7–3–13 (G)	1,315	1,315
0.150%, 7–3–13 (G)	630	630
0.150%, 7–7–13 (G)	2,923	2,950

		8,395

TOTAL SHORT-TERM SECURITIES – 19.3%		$50,383
(Cost: $50,355)

TOTAL INVESTMENT SECURITIES – 98.3%		$256,502
(Cost: $213,623)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		4,404

NET ASSETS – 100.0%		$260,906

Notes to Schedule of Investments

*	Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $8,693 or 3.3% of net assets.

(C) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D) Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(E) Zero coupon bond.

(F) Rate shown is the yield to maturity at June 30, 2013.

(G) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Royal Bank of Canada	472,520	7-10-13	$337	$—
Sell	Japanese Yen	Royal Bank of Canada	308,460	7-10-13	—	11
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	53,820	7-17-13	61	—
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	220,735	8-14-13	139	—
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	470,000	9-11-13	296	—
Sell	Japanese Yen	Toronto-Dominion Bank (The)	800,000	10-30-13	—	210
Sell	Japanese Yen	Scotia Capital (USA), Inc.	174,820	12-4-13	81	—
					$914	$221
Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$59,711	$—	$—
Energy	17,068	—	—
Financials	83,493	—	—
Industrials	25,104	—	—
Materials	7,886	—	—
Total Common Stocks	$193,262	$—	$—
Preferred Stocks	—	8,693	—
Warrants	3,944	—	—
Other Government Securities	—	220	—
Short-Term Securities	—	46,883	3,500
Total	$197,206	$55,796	$3,500
Forward Foreign Currency Contracts	$—	$914	$—
Liabilities
Forward Foreign Currency Contracts	$—	$221	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Short-Term Securities
Beginning Balance 4-1-13	$3,259
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	—
Purchases	3,500
Sales	—
Accrued discounts/premiums	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(3,259)
Ending Balance 6-30-13	$3,500
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-13	$—

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-13	Valuation Technique	Unobservable Input
Assets
Short-Term Securities	$3,500	Broker quote	Broker quote

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$213,623

Gross unrealized appreciation	55,198
Gross unrealized depreciation	(12,319)
Net unrealized appreciation	$42,879

SCHEDULE OF INVESTMENTS Ivy Dividend Opportunities Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.6%
Boeing Company (The)	86	$8,799
Honeywell International Inc.	81	6,399

		15,198

Asset Management & Custody Banks – 1.7%
Northern Trust Corporation	43	2,478
T. Rowe Price Group, Inc.	44	3,248

		5,726

Brewers – 3.2%
Anheuser-Busch InBev S.A., ADR	116	10,457

Broadcasting – 0.5%
CBS Corporation, Class B	36	1,781

Casinos & Gaming – 4.5%
Las Vegas Sands, Inc.	111	5,883
Wynn Resorts, Limited	69	8,829

		14,712

Construction & Farm Machinery & Heavy Trucks – 1.5%
Caterpillar Inc.	20	1,625
Deere & Company	39	3,189

		4,814

Consumer Finance – 2.3%
Capital One Financial Corporation	120	7,547

Data Processing & Outsourced Services – 3.9%
Paychex, Inc.	92	3,362
Visa Inc., Class A	53	9,749

		13,111

Distillers & Vintners – 2.0%
Diageo plc, ADR	58	6,633

Diversified Banks – 2.3%
Wells Fargo & Company	184	7,608

Diversified Chemicals – 1.0%
Dow Chemical Company (The)	104	3,334

Diversified Metals & Mining – 0.8%
Rio Tinto plc, ADR	67	2,759

Fertilizers & Agricultural Chemicals – 4.0%
Monsanto Company	87	8,595
Mosaic Company (The)	86	4,636

		13,231

General Merchandise Stores – 0.8%
Target Corporation	40	2,779

Home Improvement Retail – 2.7%
Home Depot, Inc. (The)	114	8,863

Homebuilding – 1.0%
D.R. Horton, Inc.	153	3,265

Household Products – 0.5%
Colgate-Palmolive Company	29	1,667

Industrial Conglomerates – 2.5%
General Electric Company	355	8,235

Industrial Machinery – 2.8%
Eaton Corporation	58	3,810
Pentair, Inc.	92	5,302

		9,112

Integrated Oil & Gas – 1.9%
Exxon Mobil Corporation	35	3,131
Occidental Petroleum Corporation	36	3,190

		6,321

Investment Banking & Brokerage – 3.2%
Goldman Sachs Group, Inc. (The)	70	10,527

Multi-Utilities – 1.0%
PG&E Corporation	74	3,375

Oil & Gas Drilling – 1.9%
Seadrill Limited	155	6,319

Oil & Gas Equipment & Services – 6.8%
Halliburton Company	118	4,904
National Oilwell Varco, Inc.	95	6,570
Schlumberger Limited	153	10,981

		22,455

Oil & Gas Storage & Transportation – 3.3%
Energy Transfer Equity, L.P.	56	3,374
MarkWest Energy Partners, L.P.	86	5,719
Plains All American Pipeline, L.P.	31	1,755

		10,848

Other Diversified Financial Services – 4.8%
JPMorgan Chase & Co.	294	15,512

Pharmaceuticals – 12.2%
Bristol-Myers Squibb Company	198	8,832
Eli Lilly and Company	65	3,203
GlaxoSmithKline plc, ADR	104	5,214
Johnson & Johnson	88	7,530
Merck & Co., Inc.	145	6,738
Pfizer Inc.	314	8,791

		40,308

Property & Casualty Insurance – 2.0%
ACE Limited	75	6,702

Railroads – 5.4%
Kansas City Southern	60	6,331
Union Pacific Corporation	75	11,641

		17,972

Regional Banks – 0.8%
SunTrust Banks, Inc.	80	2,524

Restaurants – 1.1%
Starbucks Corporation	57	3,717

Semiconductors – 3.6%
Microchip Technology Incorporated	316	11,777

Tobacco – 3.8%
Altria Group, Inc.	97	3,377
Philip Morris International Inc.	107	9,285

		12,662

TOTAL COMMON STOCKS – 94.4%		$311,851
(Cost: $217,314)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.9%
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.120%, 7–25–13 (A)	$3,000	3,000
Mondelez International, Inc.,
0.150%, 7–1–13 (A)	6,069	6,069
Wal-Mart Stores, Inc.,
0.070%, 7–8–13 (A)	7,000	7,000

		16,069

Master Note – 0.6%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (B)	1,969	1,969

TOTAL SHORT-TERM SECURITIES – 5.5%		$18,038
(Cost: $18,038)

TOTAL INVESTMENT SECURITIES – 99.9%		$329,889
(Cost: $235,352)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		458

NET ASSETS – 100.0%		$330,347

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2013.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$311,851	$—	$—
Short-Term Securities	—	18,038	—
Total	$311,851	$18,038	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$235,352

Gross unrealized appreciation	94,745
Gross unrealized depreciation	(208)
Net unrealized appreciation	$94,537

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 1.5%
Cameco Corporation	58	$1,197
Peabody Energy Corporation	52	763

		1,960

Construction & Engineering – 2.5%
Fluor Corporation	55	3,265

Diversified Metals & Mining – 1.2%
BHP Billiton Limited, ADR	27	1,548

Integrated Oil & Gas – 6.7%
Chevron Corporation	5	627
Exxon Mobil Corporation	27	2,480
Occidental Petroleum Corporation	48	4,267
Suncor Energy Inc.	48	1,410

		8,784

Oil & Gas Drilling – 4.8%
Ensco plc	21	1,231
Helmerich & Payne, Inc.	41	2,535
Seadrill Limited	33	1,324
Transocean Inc.	26	1,223

		6,313

Oil & Gas Equipment & Services – 31.9%
Basic Energy Services, Inc. (A)	109	1,317
Cameron International Corporation (A)	80	4,914
Core Laboratories N.V.	34	5,141
Dresser-Rand Group Inc. (A)	42	2,492
Dril-Quip, Inc. (A)	33	2,966
FMC Technologies, Inc. (A)	49	2,753
Forum Energy Technologies, Inc. (A)	97	2,949
Halliburton Company	94	3,905
National Oilwell Varco, Inc.	84	5,813
Schlumberger Limited	72	5,185
Superior Energy Services, Inc. (A)	80	2,067
Weatherford International Ltd. (A)	153	2,093

		41,595

Oil & Gas Exploration & Production – 32.6%
Anadarko Petroleum Corporation	57	4,879
Bonanza Creek Energy, Inc. (A)	51	1,810
Cabot Oil & Gas Corporation	68	4,805
Canadian Natural Resources Limited	29	808
CNOOC Limited, ADR	8	1,264
Cobalt International Energy, Inc. (A)	61	1,610
Concho Resources Inc. (A)	13	1,063
Continental Resources, Inc. (A)	66	5,698
EOG Resources, Inc.	30	3,977
Gulfport Energy Corporation (A)	46	2,156
Laredo Petroleum Holdings, Inc. (A)	29	590
Marathon Oil Corporation	57	1,959
Noble Energy, Inc.	59	3,542
Oasis Petroleum LLC (A)	41	1,586
Petroleum Development Corporation (A)	25	1,305
Pioneer Natural Resources Company	13	1,896
Southwestern Energy Company (A)	100	3,646

		42,594

Oil & Gas Refining & Marketing – 2.8%
Clean Energy Fuels Corp. (A)	62	817
Marathon Petroleum Corporation	8	565
Marathon Petroleum Corporation, LP	49	1,802
Valero Energy Corporation	14	502

		3,686

Oil & Gas Storage & Transportation – 11.2%
El Paso Pipeline Partners, L.P.	55	2,388
Enbridge Inc.	41	1,733
Energy Transfer Equity, L.P.	13	748
Kinder Morgan Management, LLC (A)	16	1,308
Kinder Morgan, Inc.	34	1,296
MarkWest Energy Partners, L.P.	32	2,143
Regency Energy Partners LP	54	1,448
Targa Resources Corp.	27	1,730
Williams Companies, Inc. (The)	56	1,804

		14,598

TOTAL COMMON STOCKS – 95.2%		$124,343
(Cost: $86,088)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.3%
Danaher Corporation, 0.110%, 7–23–13 (B)	$3,000	3,000

Master Note – 2.1%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (C)	2,710	2,710

TOTAL SHORT-TERM SECURITIES – 4.4%		$5,710
(Cost: $5,710)

TOTAL INVESTMENT SECURITIES – 99.6%		$130,053
(Cost: $91,798)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		522

NET ASSETS – 100.0%		$130,575

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$124,343	$—	$—
Short-Term Securities	—	5,710	—
Total	$124,343	$5,710	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$91,798

Gross unrealized appreciation	40,251
Gross unrealized depreciation	(1,996)
Net unrealized appreciation	$38,255

SCHEDULE OF INVESTMENTS Ivy European Opportunities Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

France – 10.4%
Altran Technologies S.A. (A)	275	$1,904
BNP Paribas	50	2,732
European Aeronautic Defence and Space Company	15	802
Gemalto N.V.	35	3,169
Iliad S.A.	5	1,081
Ingenico S.A.	92	6,101
Sanofi-Aventis	45	4,664

		20,453

Germany – 18.6%
Bayer AG	45	4,799
Brenntag AG (B)	20	3,038
DaimlerChrysler AG, Registered Shares	20	1,210
Deutsche Lufthansa AG	100	2,030
Duerr AG	20	1,207
Fresenius SE & Co. KGaA	20	2,466
Linde AG	33	6,158
Linde AG (B)	7	1,306
NORMA Group AG (B)	100	3,624
TOM TAILOR Holding AG (A)	60	1,282
United Internet AG	50	1,411
Wirecard AG	300	8,164

		36,695

Ireland – 3.3%
Glanbia plc	200	2,694
Paddy Power plc	45	3,884

		6,578

Italy – 1.9%
Fiat Industrial S.p.A.	100	1,115
Moleskine S.p.A. (A)(B)	1,190	2,703

		3,818

Luxembourg – 1.2%
Acergy S.A.	138	2,421

Netherlands – 1.5%
Unilever N.V., Certicaaten Van Aandelen	75	2,954

Norway – 0.5%
DNB ASA	70	1,014

Portugal – 0.6%
Galp Energia, SGPS, S.A., Class B	75	1,110

Spain – 2.1%
Gas Natural SDG, S.A.	150	3,024
Tecnicas Reunidas, S.A.	25	1,149

		4,173

Switzerland – 13.9%
ARYZTA AG	66	3,725
BELIMO Holding AG, Registered Shares	1	1,517
Credit Suisse Group AG, Registered Shares	81	2,154
Dufry AG (A)(B)	10	1,213
Nestle S.A., Registered Shares	40	2,623
Roche Holdings AG, Genusscheine	17	4,230
Swatch Group Ltd (The), Bearer Shares	5	2,737
Swiss Re Ltd	50	3,721
Syngenta AG	8	3,130

Unaxis Holding AG, Registered Shares	200	2,371

		27,421

United Kingdom – 33.6%
Ashtead Group plc	200	1,964
ASOS plc (A)	40	2,461
Aurora Russia Limited (A)	983	482
Babcock International Group plc	200	3,355
Barclays plc	1,000	4,235
BG Group plc	60	1,021
British American Tobacco plc	80	4,097
BT Group plc	500	2,351
Compass Group plc	400	5,110
Countrywide plc (A)(B)	300	2,304
Diageo plc	70	2,002
Essentra plc	100	1,067
Experian plc	230	3,998
GlaxoSmithKline plc	80	2,005
HSBC Holdings plc	351	3,640
IMI plc	70	1,320
Imperial Tobacco Group plc	150	5,203
Prudential plc	300	4,905
Rio Tinto plc	25	1,020
Royal Dutch Shell plc, Class A	125	3,992
Shire plc	65	2,062
Telecity Group plc	180	2,776
Vodafone Group plc	1,100	3,143
WPP Group plc	100	1,707

		66,220

TOTAL COMMON STOCKS – 87.6%		$172,857
(Cost: $132,331)

PREFERRED STOCKS
Germany – 2.0%
Dragerwerk AG & Co. KGaA	8	1,028
Henkel AG & Co. KGaA	30	2,821

		3,849

TOTAL PREFERRED STOCKS – 2.0%		$3,849
(Cost: $3,615)
PURCHASED OPTIONS	Number of Contracts (Unrounded)
DAX Index, Put EUR7850.00, Expires 8–16–13, OTC (Ctrpty: Citibank N.A.)(C)	378	439

TOTAL PURCHASED OPTIONS – 0.2%		$439
(Cost: $405)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 7.3%
Danaher Corporation, 0.110%, 7–23–13 (D)	$3,000	3,000
Exxon Mobil Corporation, 0.050%, 7–24–13 (D)	1,000	1,000
Mondelez International, Inc., 0.150%, 7–1–13 (D)	5,302	5,302
Target Corporation, 0.070%, 7–2–13 (D)	5,000	5,000

		14,302

Master Note – 1.9%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (E)	3,765	3,765

TOTAL SHORT-TERM SECURITIES – 9.2%	$18,067
(Cost: $18,067)

TOTAL INVESTMENT SECURITIES – 99.0%	$195,212
(Cost: $154,418)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%	2,020

NET ASSETS – 100.0%	$197,232

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $14,188 or 7.2% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(D)	Rate shown is the yield to maturity at June 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$22,306	$—	$—
Consumer Staples	23,298	—	—
Energy	9,693	—	—
Financials	25,187	—	—
Health Care	20,224	—	—
Industrials	26,341	—	—
Information Technology	23,527	—	—
Materials	12,681	—	—
Telecommunication Services	6,576	—	—
Utilities	3,024	—	—
Total Common Stocks	$172,857	$—	$—

Preferred Stocks	3,849	—	—
Purchased Options	—	439	—
Short-Term Securities	—	18,067	—
Total	$176,706	$18,506	$—

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$154,418

Gross unrealized appreciation	44,385
Gross unrealized depreciation	(3,591)
Net unrealized appreciation	$40,794

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Finance – 0.7%
Banco Latinoamericano de Comercio Exterior, S.A.	87	$1,937

Diversified Chemicals – 0.5%
Dow Chemical Company (The)	42	1,358

Electric Utilities – 1.7%
Alupar Investimento S.A. (A)(B)(C)(J)	143	1,216
PPL Corporation	88	2,662
Transmissora Alianca de Energia Eletrica S.A. (B)	117	1,138

		5,016

Integrated Oil & Gas – 0.7%
Royal Dutch Shell plc, Class A (B)	69	2,199

Oil & Gas Drilling – 0.5%
Seadrill Partners LLC	44	1,294

Pharmaceuticals – 1.6%
Bristol-Myers Squibb Company	38	1,680
GlaxoSmithKline plc (B)	111	2,788

		4,468

Semiconductors – 0.9%
Intel Corporation	101	2,438

Water Utilities – 0.3%
Aguas Andinas S.A. (B)	1,051	748

TOTAL COMMON STOCKS – 6.9%		$19,458
(Cost: $17,969)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.1%
Bombardier Inc., 7.500%, 3–15–18 (C)	$1,200	1,332
Embraer Overseas Limited, 6.375%, 1–24–17	1,700	1,836

		3,168

Agricultural Products – 2.3%
CCL Finance Limited:
9.500%, 8–15–14	1,650	1,759
9.500%, 8–15–14 (C)	500	533
Corporacion Pesquera Inca S.A.C.:
9.000%, 2–10–17	2,022	2,123
9.000%, 2–10–17 (C)	1,575	1,654
Virgolino de Oliveira Finance Limited, 10.500%, 1–28–18 (C)	445	398

		6,467

Air Freight & Logistics – 0.2%
FedEx Corporation, 7.375%, 1–15–14	500	517

Airlines – 1.0%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20 (C)	1,253	1,152
GOL Finance, 9.250%, 7–20–20	1,375	1,128
TAM Capital 2 Inc., 9.500%, 1–29–20	525	541

		2,821

Alternative Carriers – 0.3%
PCCW-HKT Capital No. 2 Limited, 6.000%, 7–15–13	750	751

Asset Management & Custody Banks – 1.0%
Bhira Investments Limited, 8.500%, 4–27–71	2,800	2,719

Auto Parts & Equipment – 0.3%
Schaeffler Finance B.V., 7.750%, 2–15–17 (C)	750	829

Automotive Manufacturers – 0.5%
Tenedora Nemak, S.A. de C.V., 5.500%, 2–28–23 (C)	1,500	1,421

Brewers – 0.2%
Miller Brewing Company, 5.500%, 8–15–13	500	503

Broadcasting – 2.0%
Globo Comunicacoe e Participacoes S.A.:
5.307%, 5–11–22 (D)	850	873
6.250%, 12–20–49 (D)	3,587	3,660
6.250%, 12–20–49 (D)	1,000	1,020

		5,553

Coal & Consumable Fuels – 3.0%
Indo Energy Finance B.V., 7.000%, 5–7–18 (C)	1,800	1,764
Indo Integrated Energy II B.V., 9.750%, 11–5–16	3,025	3,192
PT Adaro Indonesia:
7.625%, 10–22–19	1,845	1,937
7.625%, 10–22–19 (C)	1,500	1,575

		8,468

Communications Equipment – 0.2%
BC Luxco 1 S.A., 7.375%, 1–29–20 (C)	500	475

Construction & Engineering – 0.9%
Larsen & Toubro Limited, Convertible, 3.500%, 10–22–14	2,100	2,126
Odebrecht Drilling Norbe VII/IX Ltd., 6.350%, 6–30–21 (C)	499	504

		2,630

Construction Materials – 0.4%
CEMEX S.A.B. de C.V., 9.000%, 1–11–18 (C)	1,200	1,260

Consumer Finance – 1.8%
Banco BMG S.A., 9.150%, 1–15–16	594	606
Banco Latinoamericano de Comercio Exterior, S.A., 3.750%, 4–4–17 (C)	3,700	3,746
VEB Finance Limited, 5.375%, 2–13–17 (C)	600	623

		4,975

Distillers & Vintners – 0.1%
Diageo Capital plc, 7.375%, 1–15–14	250	259

Diversified Banks – 7.2%
Banco Bradesco S.A., 4.125%, 5–16–16 (C)	1,850	1,906
Banco Cruzeiro do Sul S.A., 8.500%, 2–20–15 (C)(E)	1,500	443

Banco de Bogota S.A., 5.000%, 1–15–17 (C)	400	414
Banco de Credito del Peru, 4.750%, 3–16–16 (C)	2,300	2,378
Banco Santander Brasil, S.A., 4.500%, 4–6–15 (C)	750	754
Banco Santander Chile, S.A., 6.500%, 9–22–20 (F)	CLP1,297,000	2,515
Bancolombia S.A., 4.250%, 1–12–16	$1,700	1,743
ICICI Bank Limited, 4.750%, 11–25–16 (C)	1,250	1,286
SB Capital S.A.,
5.499%, 7–7–15	550	581
State Bank of India:
4.500%, 10–23–14	1,000	1,026
4.125%, 8–1–17 (C)	1,200	1,189
3.250%, 4–18–18 (C)	1,500	1,405
VTB Capital S.A., 6.000%, 4–12–17 (C)	4,710	4,897

		20,537

Diversified Metals & Mining – 3.2%
Anglo American Capital plc, 9.375%, 4–8–14	500	530
Glencore Funding LLC, 6.000%, 4–15–14 (C)	1,640	1,698
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	750	799
Southern Peru Copper Corporation, 6.375%, 7–27–15 (C)	275	298
Suzano Trading Ltd, 5.875%, 1–23–21 (C)	2,300	2,161
Uralkali Finance Limited, 3.723%, 4–30–18 (C)	1,100	1,057
Vedanta Resources plc:
8.750%, 1–15–14	800	818
6.000%, 1–31–19 (C)	1,350	1,290

		8,651

Electric Utilities – 5.6%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A., 9.750%, 8–15–21 (C)	1,450	653
Emgesa S.A. E.S.P., 8.750%, 1–25–21 (F)	COP6,930,000	3,966
Empresa Distribuidora y Comercializadora Norte S.A., 9.750%, 10–25–22 (C)	$955	466
ENEL Finance International S.A., 3.875%, 10–7–14 (C)	500	512
Listrindo Capital B.V., 6.950%, 2–21–19 (C)	2,550	2,601
Majapahit Holding B.V., 7.750%, 10–17–16	1,200	1,329
Monongahela Power Company, 7.950%, 12–15–13 (C)	1,000	1,031
PPL Energy Supply, LLC, 6.300%, 7–15–13	500	501
Rural Electrification Corporation Limited, 4.250%, 1–25–16	1,675	1,712
RusHydro Finance Limited, 7.875%, 10–28–15 (F)	RUB90,000	2,704
Tata Electric Companies, 8.500%, 8–19–17	$250	269

		15,744

Food Distributors – 1.2%
Olam International Limited:
5.750%, 9–20–17	1,150	1,042
7.500%, 8–12–20	2,500	2,315

		3,357

Gas Utilities – 0.3%
Transportadora de Gas del Sur S.A., 7.875%, 5–14–17	997	870

Household Appliances – 0.8%
Controladora Mabe, S.A. de C.V., 6.500%, 12–15–15	2,150	2,166

Independent Power Producers & Energy Traders – 1.8%
China Resources Power Holdings Company Limited, 3.750%, 8–3–15	2,500	2,569
Empresa Nacional de Electricidad S.A., 8.350%, 8–1–13	1,500	1,508
TransAlta Corporation, 5.750%, 12–15–13	1,000	1,022

		5,099

Industrial Machinery – 0.1%
Ingersoll-Rand Global Holding Company Limited, 6.000%, 8–15–13	250	252

Integrated Oil & Gas – 0.4%
Cenovus Energy Inc., 4.500%, 9–15–14	500	522
Gazstream S.A., 5.625%, 7–22–13	42	42
Petro-Canada, 4.000%, 7–15–13	500	501

		1,065

Investment Banking & Brokerage – 0.4%
Morgan Stanley, 1.000%, 2–11–16 (D)(F)	CNY7,600	1,135

Machinery – 0.6%
Rearden G Holdings EINS GmbH, 7.875%, 3–30–20 (C)	$1,600	1,632

Marine – 1.7%
PB Issuer (No. 2) Limited, Convertible, 1.750%, 4–12–16	2,620	2,580
SCF Capital Limited:
5.375%, 10–27–17	1,150	1,116
5.375%, 10–27–17 (C)	1,000	970

		4,666

Multi-Utilities – 0.9%
Abu Dhabi National Energy Company PJSC, 6.600%, 8–1–13	1,000	1,004
Black Hills Corporation, 9.000%, 5–15–14	1,400	1,490

		2,494

Oil & Gas Drilling – 1.8%
Lancer Finance Company (SPV) Limited, 5.850%, 12–12–16 (C)	929	938
Noble Group Limited, 4.875%, 8–5–15	1,400	1,449
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (C)	1,280	1,305
5.250%, 7–30–18	263	269
Schahin II Finance Company (SPV) Limited, 5.875%, 9–25–22 (C)	1,207	1,195

		5,156

Oil & Gas Exploration & Production – 3.3%
Anadarko Petroleum Corporation, 5.750%, 6–15–14	500	523
Essar Energy Investment Limited, Convertible, 4.250%, 2–1–16	3,700	3,033
Novatek Finance Limited:
5.326%, 2–3–16 (C)	2,200	2,305
7.750%, 2–21–17 (C)(F)	RUB55,000	1,650
Pan American Energy LLC:
7.875%, 5–7–21 (C)	$1,000	963
7.875%, 5–7–21	500	481

Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9–30–16	582	618

		9,573

Oil & Gas Storage & Transportation – 3.1%
DCP Midstream, LLC, 9.700%, 12–1–13 (C)	500	518
Empresas Publicas de Medellin E.S.P., 8.375%, 2–1–21 (F)	COP6,300,000	3,508
Maritimes & Northeast Pipeline, L.L.C.:
7.500%, 5–31–14	$840	880
7.500%, 5–31–14 (C)	420	440
Midcontinent Express Pipeline LLC, 5.450%, 9–15–14	560	578
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	500	524
TransCapital Limited:
7.700%, 8–7–13	500	502
5.670%, 3–5–14 (C)	1,700	1,743

		8,693

Packaged Foods & Meats – 2.3%
BFF International Limited, 7.250%, 1–28–20 (C)	2,000	2,192
Bunge Limited Finance Corp., 5.350%, 4–15–14	925	954
Cadbury Schweppes US Finance LLC, 5.125%, 10–1–13 (C)	1,000	1,010
Cosan Finance Limited, 7.000%, 2–1–17	128	141
JBS Finance II Ltd., 8.250%, 1–29–18 (C)	2,400	2,436

		6,733

Paper Products – 1.9%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (C)	1,196	1,292
6.750%, 3–3–21 (C)	160	171
International Paper Company, 7.400%, 6–15–14	400	423
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (C)	1,925	2,023
4.375%, 5–15–23 (C)	1,000	957
IRSA Inversiones y Representaciones S.A., 8.500%, 2–2–17	625	569

		5,435

Pharmaceuticals – 0.2%
Novartis Capital Corporation, 4.125%, 2–10–14	500	511

Precious Metals & Minerals – 0.3%
ALROSA Finance S.A., 8.875%, 11–17–14	850	919

Restaurants – 0.8%
Arcos Dorados B.V., 7.500%, 10–1–19 (C)	525	560
Arcos Dorados Holdings, Inc., 10.250%, 7–13–16 (F)	BRL4,070	1,828

		2,388

Service – Other – 1.0%
Net Servicos de Comunicacao S.A., 7.500%, 1–27–20	$2,570	2,801

Steel – 0.9%
ArcelorMittal:
9.500%, 2–15–15	500	546
4.250%, 2–25–15	500	504
Steel Capital S.A., 6.250%, 7–26–16 (C)	1,500	1,560

		2,610

Telecommunications – 0.5%
TBG Global Pte. Ltd., 4.625%, 4–3–18 (C)	1,500	1,433

Tobacco – 0.2%
B.A.T. International Finance plc, 8.125%, 11–15–13	500	513

Trading Companies & Distributors – 0.5%
CITIC Resources Finance (2007) Limited, 6.750%, 5–15–14 (C)	700	716
CITIC Resources Holdings Limited, 6.750%, 5–15–14	700	716

		1,432

Wireless Telecommunication Service – 1.5%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14	500	514
3.625%, 3–30–15	800	826
Indosat Palapa Company B.V., 7.375%, 7–29–20 (C)	250	268
Vimpel-Communications, 6.493%, 2–2–16 (C)	1,775	1,849
VimpleCom Holdings B.V., 9.000%, 2–13–18 (C)(F)	RUB25,000	750

		4,207

TOTAL CORPORATE DEBT SECURITIES – 57.8%		$162,888
(Cost: $165,288)

OTHER GOVERNMENT SECURITIES
Argentina – 1.0%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20	$90	83
Compania Latinoamericana de Infraestructura & Servicios S.A., 9.500%, 12–15–16	815	505
Province of Buenos Aires (The), 11.750%, 10–5–15	2,600	2,145

		2,733

Brazil – 0.7%
OI S.A., 9.750%, 9–15–16 (F)	BRL4,800	1,990

Ireland – 0.2%
Russian Railways via RZD Capital Ltd, 8.300%, 4–2–19 (F)	RUB19,000	579

Luxembourg – 0.2%
BC Luxco 1 S.A., 7.375%, 1–29–20	$550	523

Supranational – 0.7%
Central American Bank for Economic Integration:
5.375%, 9–24–14	1,000	1,051
3.875%, 2–9–17 (C)	800	831

		1,882

Venezuela – 1.3%
Corporacion Andina de Fomento, 3.750%, 1–15–16	3,625	3,826

TOTAL OTHER GOVERNMENT SECURITIES – 4.1%		$11,533
(Cost: $12,562)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.2%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, 5.500%, 1–15–38 (G)	812	105
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–22 (G)	135	4
4.000%, 7–15–23 (G)	1,401	86

4.000%, 2–15–24 (G)	485	43
4.000%, 4–15–24 (G)	424	35
Federal National Mortgage Association Fixed Rate Pass-Through Certificates, 5.000%, 3–1–22	106	112
Government National Mortgage Association Agency REMIC/CMO, 4.500%, 11–20–36 (G)	1,086	77

		462

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$462
(Cost: $1,867)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 23.0%
United States Treasury Notes:
0.750%, 8–15–13	1,850	1,852
1.750%, 7–31–15	17,980	18,486
0.875%, 2–28–17	27,000	26,923
2.375%, 7–31–17	1,980	2,081
3.500%, 5–15–20	1,980	2,189
2.625%, 11–15–20	4,500	4,686
2.125%, 8–15–21	3,500	3,483
1.750%, 5–15–22	5,475	5,217

		64,917

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS –23.0%		$64,917
(Cost: $64,901)

SHORT-TERM SECURITIES
Commercial Paper – 3.9%
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 0.220%, 7–9–13 (H)	2,000	2,000
Kroger Co. (The), 0.340%, 7–9–13 (H)	3,000	3,000
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.120%, 7–24–13 (H)	6,000	5,999

		10,999

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (I)	878	878

Municipal Obligations – Taxable – 2.9%
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09–1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank, N.A.), 0.040%, 7–1–13 (I)	4,000	4,000
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.070%, 7–1–13 (I)	4,000	4,000

		8,000

TOTAL SHORT-TERM SECURITIES – 7.1%		$19,877
(Cost: $19,877)

TOTAL INVESTMENT SECURITIES – 99.1%		$279,135
(Cost: $282,464)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		2,568

NET ASSETS – 100.0%		$281,703

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Listed on an exchange outside the United States.

(C) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $76,628 or 27.2% of net assets.

(D) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(E) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F) Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, CLP – Chilean Peso, CNY – Chinese Yuan Renminbi, COP – Columbian Peso and RUB – Russian Ruble).

(G) Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H) Rate shown is the yield to maturity at June 30, 2013.

(I) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

(J) Security trades in units. Each unit consists of one common share and two preferred shares.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	2,524	9-12-13	$132	$—
Sell	British Pound	Barclays Capital, Inc.	476	9-12-13	—	4
					$132	$4

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$19,458	$—	$—
Corporate Debt Securities	—	161,950	938
Other Government Securities	—	11,533	—
United States Government Agency Obligations	—	462	—
United States Government Obligations	—	64,917	—
Short-Term Securities	—	19,877	—
Total	$19,458	$258,739	$938
Forward Foreign Currency Contracts	$—	$132	$—
Liabilities
Forward Foreign Currency Contracts	$—	$4	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$282,464

Gross unrealized appreciation	6,030
Gross unrealized depreciation	(9,359)
Net unrealized depreciation	$(3,329)

SCHEDULE OF INVESTMENTS Ivy Global Equity Income Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.0%
Australia and New Zealand Banking Group Limited	42	$1,106
National Australia Bank Limited	52	1,405
Telstra Corporation Limited	444	1,939

		4,450

Belgium – 1.2%
bpost S.A. de droit public / bpost NV van publiekrecht (A)	22	415
bpost S.A. de droit public / bpost NV van publiekrecht (A)(B)	49	911

		1,326

Bermuda – 1.4%
Catlin Group Limited	209	1,585

Canada – 4.2%
Bank of Nova Scotia Berhad (The)	18	984
Crescent Point Energy Corp.	39	1,315
TELUS Corporation	38	1,112
TransCanada Corporation	28	1,214

		4,625

Denmark – 2.5%
Matas A/S (A)(B)	22	451
TDC A/S	220	1,785
TDC A/S (B)	71	573

		2,809

France – 10.4%
EDF S.A.	69	1,603
Gaz de France	103	2,021
Rexel S.A.	53	1,187
Sanofi-Aventis	27	2,817
Total S.A.	38	1,851
Vinci	41	2,057

		11,536

Germany – 1.5%
DaimlerChrysler AG, Registered Shares	27	1,629

Israel – 1.6%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	1,312	1,752

Italy – 3.2%
Eni S.p.A.	54	1,107
Snam S.p.A.	253	1,155
Terna Rete Elettrica Nazionale S.p.A.	299	1,242

		3,504

Japan – 9.0%
Aozora Bank, Ltd.	331	1,035
Aozora Bank, Ltd. (B)	230	719
Canon Inc.	37	1,200
Fuji Media Holdings, Inc.	1	1,416
ITOCHU Corporation	114	1,310
Japan Airlines Corporation	26	1,352
Nissan Motor Co., Ltd.	128	1,299
Sumitomo Mitsui Financial Group, Inc.	36	1,643

		9,974

Netherlands – 2.7%
AEGON N.V.	212	1,415

LyondellBasell Industries N.V., Class A	25	1,627

		3,042

Norway – 1.9%
Seadrill Limited	53	2,139

Singapore – 1.1%
Asian Pay Television Trust (A)	769	516
Asian Pay Television Trust (A)(B)	1,127	755

		1,271

Spain – 1.1%
Repsol YPF, S.A.	57	1,193

Sweden – 0.9%
Swedish Match AB	28	987

Switzerland – 3.7%
Nestle S.A., Registered Shares	20	1,285
Novartis AG, Registered Shares	21	1,485
Roche Holdings AG, Genusscheine	5	1,345

		4,115

Thailand – 0.6%
Krung Thai Bank Public Company Limited	996	652

United Kingdom – 18.7%
BP plc	166	1,149
British American Tobacco plc	28	1,429
GlaxoSmithKline plc	129	3,245
HSBC Holdings plc	124	1,281
Legal & General Group plc	532	1,386
National Grid plc	108	1,224
Petrofac Limited	76	1,383
Prudential plc	99	1,620
RSA Insurance Group plc	900	1,629
Standard Chartered plc	60	1,296
Tate & Lyle plc (A)	112	1,403
Unilever plc	33	1,320
Vodafone Group plc	852	2,434

		20,799

United States – 27.2%
Altria Group, Inc.	34	1,176
AT&T Inc.	66	2,342
Cisco Systems, Inc.	53	1,297
ConocoPhillips	23	1,416
Dow Chemical Company (The)	43	1,396
Eaton Corporation	23	1,524
Eli Lilly and Company	23	1,121
Intel Corporation	52	1,256
Johnson & Johnson	42	3,571
JPMorgan Chase & Co.	24	1,288
Merck & Co., Inc.	76	3,515
Microchip Technology Incorporated	40	1,499
PepsiCo, Inc.	15	1,243
Pfizer Inc.	124	3,461
PPL Corporation	56	1,709
Two Harbors Investment Corp.	112	1,152
Wynn Resorts, Limited	11	1,414

		30,380

TOTAL COMMON STOCKS – 96.9%		$107,768
(Cost: $104,531)

PREFERRED STOCKS
Luxembourg – 0.3%
ArcelorMittal, Convertible Preferred	16	307

TOTAL PREFERRED STOCKS – 0.3%		$307
(Cost: $409)

SHORT-TERM SECURITIES	Principal
Master Note – 2.0%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (C)	$2,201	2,201

TOTAL SHORT-TERM SECURITIES – 2.0%		$2,201
(Cost: $2,201)

TOTAL INVESTMENT SECURITIES – 99.2%		$110,276
(Cost: $107,141)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		879

NET ASSETS – 100.0%		$111,155

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $3,409 or 3.1% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Barclays Capital, Inc.	5,000	7-22-13	$168	$—
Sell	British Pound	State Street Global Markets	4,900	7-22-13	216	—
Sell	Canadian Dollar	Societe Generale Bank	3,300	7-22-13	97	—
Sell	Japanese Yen	Barclays Capital, Inc.	739,910	7-22-13	296	—
					$777	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$7,031	$—	$—
Consumer Staples	9,293	—	—
Energy	12,766	—	—
Financials	20,196	—	—
Health Care	20,560	—	—
Industrials	8,757	—	—
Information Technology	5,251	—	—
Materials	3,023	—	—
Telecommunication Services	11,938	—	—
Utilities	8,953	—	—
Total Common Stocks	$107,768	$—	$—
Preferred Stocks	307	—	—
Short-Term Securities	—	2,201	—
Total	$108,075	$2,201	$—
Forward Foreign Currency Contracts	$—	$777	$—

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$107,141

Gross unrealized appreciation	5,250
Gross unrealized depreciation	(2,115)
Net unrealized appreciation	$3,135

SCHEDULE OF INVESTMENTS Ivy Global Income Allocation Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 3.4%
Australia and New Zealand Banking Group Limited	117	$3,056
National Australia Bank Limited	137	3,725
Telstra Corporation Limited	1,667	7,272

		14,053

Belgium – 0.8%
bpost S.A. de droit public / bpost NV van publiek recht (A)	42	778
bpost S.A. de droit public / bpost NV van publiek recht (A)(B)	126	2,342

		3,120

Bermuda – 1.1%
Catlin Group Limited	568	4,311

Canada – 2.9%
Bank of Nova Scotia Berhad (The)	48	2,549
Crescent Point Energy Corp.	81	2,754
TELUS Corporation	97	2,829
TransCanada Corporation	90	3,862

		11,994

Denmark – 1.9%
Matas A/S (A)(B)	53	1,107
TDC A/S	606	4,912
TDC A/S (B)	229	1,858

		7,877

France – 5.9%
EDF S.A.	171	3,961
Gaz de France	224	4,392
Rexel S.A.	90	2,021
Sanofi-Aventis	62	6,412
Total S.A.	83	4,076
Vinci	69	3,456

		24,318

Germany – 1.1%
DaimlerChrysler AG, Registered Shares	72	4,357

Israel – 1.3%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	3,901	5,212

Italy – 2.3%
Eni S.p.A.	154	3,155
Snam S.p.A.	650	2,959
Terna Rete Elettrica Nazionale S.p.A.	837	3,476

		9,590

Japan – 5.4%
Aozora Bank, Ltd. (B)	970	3,032
Canon Inc.	90	2,945
Fuji Media Holdings, Inc.	2	3,687
ITOCHU Corporation	310	3,582
Japan Airlines Corporation	64	3,301
Nissan Motor Co., Ltd.	272	2,751
Sumitomo Mitsui Financial Group, Inc.	58	2,670

		21,968

Netherlands – 2.1%
AEGON N.V.	689	4,607
LyondellBasell Industries N.V., Class A	62	4,141

		8,748

Norway – 1.3%
Seadrill Limited	127	5,170

Singapore – 0.8%
Asian Pay Television Trust (A)	1,732	1,161
Asian Pay Television Trust (A)(B)	3,046	2,043

		3,204

Spain – 0.8%
Repsol YPF, S.A.	161	3,391

Sweden – 0.7%
Swedish Match AB	80	2,846

Switzerland – 2.4%
Nestle S.A., Registered Shares	46	2,990
Novartis AG, Registered Shares	44	3,130
Roche Holdings AG, Genusscheine	15	3,778

		9,898

Thailand – 0.4%
Krung Thai Bank Public Company Limited	2,517	1,647

United Kingdom – 12.6%
BP plc	553	3,827
British American Tobacco plc	81	4,155
GlaxoSmithKline plc	310	7,774
HSBC Holdings plc	275	2,853
Legal & General Group plc	1,473	3,840
National Grid plc	309	3,505
Petrofac Limited	153	2,797
Prudential plc	252	4,121
RSA Insurance Group plc	2,290	4,144
Standard Chartered plc	160	3,470
Tate & Lyle plc (A)	247	3,098
Unilever plc	83	3,378
Vodafone Group plc	1,693	4,836

		51,798

United States – 20.3%
Altria Group, Inc.	99	3,465
American Capital Mortgage Investment Corp.	107	1,923
AT&T Inc.	172	6,082
Cisco Systems, Inc.	141	3,428
ConocoPhillips	52	3,119
Dow Chemical Company (The)	118	3,788
Eaton Corporation	62	4,079
Eli Lilly and Company	61	2,979
Intel Corporation	124	3,002
Johnson & Johnson	119	10,184
JPMorgan Chase & Co.	65	3,421
Merck & Co., Inc.	208	9,677
Microchip Technology Incorporated	102	3,806
PepsiCo, Inc.	40	3,304
Pfizer Inc.	315	8,811
PPL Corporation	143	4,340
Two Harbors Investment Corp.	375	3,844
Wynn Resorts, Limited	30	3,816

		83,068

TOTAL COMMON STOCKS – 67.5%		$276,570
(Cost: $260,188)

INVESTMENT FUNDS
United States – 0.7%
Ares Capital Corporation	175	3,010

TOTAL INVESTMENT FUNDS – 0.7%		$3,010
(Cost: $3,166)

PREFERRED STOCKS
Luxembourg – 0.5%
ArcelorMittal, Convertible Preferred	104	1,943

United States – 0.8%
Allstate Corporation (The)	40	1,024
Qwest Corporation, 6.125% (A)	100	2,410

		3,434

TOTAL PREFERRED STOCKS – 1.3%		$5,377
(Cost: $6,091)

CORPORATE DEBT SECURITIES	Principal
Argentina – 0.7%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (B)	$900	828
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (B)(C)	BRL5,000	2,246

		3,074

Australia – 0.4%
FMG Resources Pty Ltd.,
6.875%, 4–1–22 (B)	$1,750	1,698

Bermuda – 0.4%
GeoPark Latin America Limited Agencia en Chile:
7.500%, 2–11–20	1,000	1,025
7.500%, 2–11–20 (B)	500	513

		1,538

Brazil – 3.1%
AmBev International Finance Co. Ltd.,
9.500%, 7–24–17 (C)	BRL7,500	3,379
Cosan Overseas Ltd,
8.250%, 11–29–49	$500	514
Fibria Overseas Finance Ltd.,
6.750%, 3–3–21 (B)	500	536
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (D)	2,000	2,040
GOL Finance,
9.250%, 7–20–20	500	410
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (B)	1,425	1,439
QGOG Constellation S.A.,
6.250%, 11–9–19 (B)	1,000	980
Suzano Trading Ltd,
5.875%, 1–23–21 (B)	500	470
Tonon Bioenergia S.A.,
9.250%, 1–24–20 (B)	1,000	930
U.S.J. Acucar E Alcool S.A.,
9.875%, 11–9–19 (B)	1,000	989
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (B)	500	448

		12,135

Canada – 0.7%
Bombardier Inc.:
5.750%, 3–15–22 (B)	1,000	992
6.125%, 1–15–23 (B)	1,000	993
Pacific Rubiales Energy Corp.,
5.125%, 3–28–23 (B)	1,000	945

		2,930

Cayman Islands – 1.3%
Braskem Finance Limited (GTD by Braskem S.A.):
7.000%, 5–7–20 (B)	500	530
5.750%, 4–15–21 (B)	1,500	1,462
Hutchinson Whampoa Limited,
6.000%, 5–29–49 (B)	1,000	1,038

Odebrecht Finance Ltd.,
7.500%, 9–29–49	500	495
Petrobras International Finance Company,
5.375%, 1–27–21	1,700	1,707

		5,232

Chile – 1.1%
Automotores Gildemeister S.A.:
8.250%, 5–24–21	1,250	1,156
6.750%, 1–15–23 (B)	250	213
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (C)	CLP1,682,000	3,261

		4,630

Columbia – 0.5%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (C)	COP3,888,000	2,165

Germany – 0.7%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20 (B)	$200	204
Schaeffler Finance B.V.,
8.750%, 2–15–19 (B)(C)	EUR2,000	2,864

		3,068

Hong Kong – 0.9%
China Resources Power Holdings Company Limited,
7.250%, 5–9–49 (D)	$2,000	2,005
Noble Group Limited:
6.750%, 1–29–20 (B)	1,250	1,269
8.500%, 11–29–49	500	482

		3,756

India – 0.2%
Bhira Investments Limited,
8.500%, 4–27–71	895	869

Indonesia – 1.0%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (B)	1,000	980
PT Adaro Indonesia,
7.625%, 10–22–19 (B)	1,500	1,575
Theta Capital Ptd. Ltd.,
7.000%, 5–16–19	1,550	1,527

		4,082

Ireland – 0.4%
MTS International Funding Limited,
5.000%, 5–30–23 (B)	1,000	957
Novatek Finance Limited,
7.750%, 2–21–17 (B)(C)	RUB25,000	750

		1,707

Luxembourg – 1.7%
Aguila 3 S.A.,
7.875%, 1–31–18 (B)	$1,500	1,545
BC Luxco 1 S.A.,
7.375%, 1–29–20 (B)	2,000	1,900
Evraz Group S.A.:
7.400%, 4–24–17	1,000	1,005
9.500%, 4–24–18 (B)	500	530
VTB Capital S.A.,
6.551%, 10–13–20	1,000	1,035
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (B)	750	780

		6,795

Mexico – 1.8%
America Movil, S.A.B. de C.V.,
6.450%, 12–5–22 (C)	MXN22,000	1,644
BBVA Bancomer S.A.,
6.750%, 9–30–22 (B)	$1,750	1,890
CEMEX S.A.B. de C.V.,
9.500%, 6–15–18 (B)	1,500	1,620
Financiera Independencia, S.A.B. de C.V., Sociedad Financiera de Objeto Multiple, Entidad No Regulada,
10.000%, 3–30–15	632	639
Tenedora Nemak, S.A. de C.V.,
5.500%, 2–28–23 (B)	1,750	1,658

		7,451

Netherlands – 1.7%
Aerospace Satellite Corporation Holding B.V.,
12.750%, 11–16–15	1,500	1,609
Listrindo Capital B.V.,
6.950%, 2–21–19 (B)	750	765
Listrindo Capital B.V. (GTD by PT Cikarang Listrindo),
6.950%, 2–21–19	1,000	1,020
Marfrig Holdings (Europe) BV,
8.375%, 5–9–18 (B)	2,000	1,880
VimpleCom Holdings B.V.,
9.000%, 2–13–18 (B)(C)	RUB50,000	1,499

		6,773

Norway – 0.4%
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17 (B)	$1,650	1,733

Russia – 0.2%
SCF Capital Limited,
5.375%, 10–27–17	750	728

Singapore – 0.2%
Olam International Limited,
6.000%, 8–10–18 (C)	SGD250	190
TBG Global Pte. Ltd.,
4.625%, 4–3–18 (B)	$500	478

		668

Turkey – 0.5%
Arcelik A.S.,
5.000%, 4–3–23 (B)	250	224
Turkiye Garanti Bankasi A.S.,
6.250%, 4–20–21 (B)	500	518
Türkiye Is Bankasi A.S.,
6.000%, 10–24–22 (B)	1,500	1,466

		2,208

United Kingdom – 0.2%
Vedanta Resources plc,
7.125%, 5–31–23 (B)	1,000	945

United States – 0.6%
Air Lease Corporation,
5.625%, 4–1–17	1,000	1,035
JBS USA LLC and JBS USA Finance, Inc.,
8.250%, 2–1–20 (B)	1,500	1,571

		2,606

TOTAL CORPORATE DEBT SECURITIES – 18.7%		$76,791
(Cost: $79,795)

OTHER GOVERNMENT SECURITIES
Australia – 1.0%
New South Wales Treasury Corporation,
5.500%, 3–1–17 (C)	AUD4,000	3,946

Canada – 1.5%
City of Toronto,
3.500%, 12–6–21 (C)	CAD2,000	1,912
Province of Ontario,
4.400%, 6–2–19 (C)	2,000	2,087
Regional Municipality of York,
4.000%, 6–30–21 (C)	2,000	1,998

		5,997

Germany – 1.9%
KfW, Frankfurt/Main, Federal Republic of Germany:
3.250%, 5–5–14 (C)	SEK22,000	3,332
2.875%, 10–12–16 (C)	NOK26,000	4,363

		7,695

India – 0.1%
ICICI Bank Limited,
5.750%, 11–16–20 (B)	$500	509

Ireland – 0.4%
Russian Railways via RZD Capital Ltd,
8.300%, 4–2–19 (C)	RUB50,000	1,524

Malaysia – 0.2%
Malaysian Government Bonds,
3.314%, 10–31–17 (C)	MYR3,000	946

Mexico – 1.3%
United Mexican States Government Bonds,
8.000%, 12–19–13 (C)	MXN69,000	5,423

South Korea – 0.2%
South Korea Treasury Bonds,
5.000%, 9–10–14 (C)	KRW1,100,000	989

United Kingdom – 0.1%
United Kingdom Treasury Bonds,
4.000%, 3–7–22 (C)	GBP300	518

TOTAL OTHER GOVERNMENT SECURITIES – 6.7%		$27,547
(Cost: $29,134)

LOANS
United States – 0.3%
Misys plc and Magic Newco, LLC,
12.000%, 6–12–19 (D)	$1,000	1,130

TOTAL LOANS – 0.3%		$1,130
(Cost: $1,088)

SHORT-TERM SECURITIES
Commercial Paper – 3.1%
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.120%, 7–31–13 (E)	5,000	4,999
McCormick & Co. Inc.,
0.130%, 7–1–13 (E)	7,801	7,801

		12,800

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (F)	1,294	1,294

TOTAL SHORT-TERM SECURITIES – 3.4%		$14,094
(Cost: $14,095)

TOTAL INVESTMENT SECURITIES – 98.6%		$404,519
(Cost: $393,557)

CASH AND OTHER ASSETS, NET OF LIABILITIES –1.4%		5,610

NET ASSETS – 100.0%		$410,129

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $57,742 or 14.1% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD – Australian Dollar, BRL – Brazilian Real, CAD – Canadian Dollar, CLP – Chilean Peso, COP – Columbian Peso, EUR – Euro, GBP – British Pound, KRW – South Korean Won, MXN – Mexican Peso, MYR – Malaysian Ringgit, NOK – Norwegian Krone, RUB – Russian Ruble, SEK – Swedish Krona and SGD – Singapore Dollar).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(E)	Rate shown is the yield to maturity at June 30, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Societe Generale Bank	36,200	7-22-13	$1,571	$—
Sell	Canadian Dollar	Societe Generale Bank	6,100	7-22-13	182	—
Sell	Euro	Societe Generale Bank	27,000	7-22-13	1,064	—
Sell	Israeli Shekel	Societe Generale Bank	18,300	7-22-13	65	—
Sell	Japanese Yen	Societe Generale Bank	489,150	7-22-13	68	—
Sell	Swedish Krona	Societe Generale Bank	26,600	7-22-13	159	—
					$3,109	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$17,815	$—	$—
Consumer Staples	24,345	—	—
Energy	32,151	—	—
Financials	53,212	—	—
Health Care	52,745	—	—
Industrials	19,558	—	—
Information Technology	13,180	—	—
Materials	7,929	—	—
Telecommunication Services	33,001	—	—
Utilities	22,634	—	—
Total Common Stocks	$276,570	$—	$—
Investment Funds	3,010	—	—
Preferred Stocks	5,377	—	—
Corporate Debt Securities	—	76,791	—
Other Government Securities	—	27,547	—
Loans	—	1,130	—
Short-Term Securities	—	14,094	—
Total	$284,957	$119,562	$—
Forward Foreign Currency Contracts	$—	$3,109	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$393,557

Gross unrealized appreciation	23,872
Gross unrealized depreciation	(12,910)

Net unrealized appreciation	$10,962

SCHEDULE OF INVESTMENTS Ivy Global Natural Resources Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada – 9.4%
Agrium Inc.	225	$19,566
Detour Gold Corporation (A)	3,863	30,300
First Quantum Minerals Ltd.	4,000	59,333
Osisko Mining Corporation (A)	1,100	3,640
Potash Corporation of Saskatchewan Inc.	700	26,691
Suncor Energy Inc.	1,500	44,214
Tahoe Resources Inc. (A)	143	2,033
Yamana Gold Inc.	1,650	15,736

		201,513

China – 1.4%
China Metal Recycling (Holdings) Limited (A)	30,000	16,439
GCL-Poly Energy Holdings Limited (A)	60,000	12,919

		29,358

Cyprus – 3.5%
Ocean Rig UDW Inc. (A)	4,000	74,920

Italy – 0.8%
Eni S.p.A.	800	16,432

Luxembourg – 0.9%
Pacific Drilling S.A. (A)	2,000	19,560

Netherlands – 1.9%
Chicago Bridge & Iron Company N.V., NY Shares	200	11,932
LyondellBasell Industries N.V., Class A	425	28,161

		40,093

South Korea – 1.5%
LG Chem, Ltd.	150	33,230

Switzerland – 3.2%
Noble Corporation	1,850	69,523

United Kingdom – 8.3%
Antofagasta plc	800	9,673
BG Group plc	1,000	17,012
Randgold Resources Limited, ADR	900	57,645
Rio Tinto plc	2,300	93,857

		178,187

United States – 59.8%
Anadarko Petroleum Corporation	1,150	98,819
Atwood Oceanics, Inc. (A)	1,000	52,049
Axiall Corporation	775	33,000
Boise Inc.	1,750	14,945
Cabot Oil & Gas Corporation	900	63,918
Cameron International Corporation (A)	1,700	103,972
Celanese Corporation, Series A	1,000	44,800
Concho Resources Inc. (A)	270	22,604
Continental Resources, Inc. (A)	425	36,576
Denbury Resources Inc. (A)	1,500	25,980
Eastman Chemical Company	250	17,503
EOG Resources, Inc.	225	29,628
Freeport-McMoRan Copper & Gold Inc., Class B	2,250	62,122
Gulfport Energy Corporation (A)	425	20,005
Halliburton Company	2,500	104,299

KBR, Inc.	1,325	43,063
Marathon Oil Corporation	2,000	69,159
Marathon Petroleum Corporation	100	7,106
Mosaic Company (The)	500	26,905
National Oilwell Varco, Inc.	200	13,780
Noble Energy, Inc.	950	57,038
Oasis Petroleum LLC (A)	275	10,689
Occidental Petroleum Corporation	250	22,308
Petroleum Development Corporation (A)	250	12,870
Pioneer Natural Resources Company	250	36,188
Reliance Steel & Aluminum Co.:	475	31,141
Schlumberger Limited (B)	1,150	82,409
St. Mary Land & Exploration Company	450	26,991
Superior Energy Services, Inc. (A)	1,600	41,504
Valero Energy Corporation	900	31,293
Williams Companies, Inc. (The)	1,250	40,588

		1,283,252

TOTAL COMMON STOCKS – 90.7%		$1,946,068
(Cost: $1,769,240)

PREFERRED STOCKS

United States – %
Konarka Technologies, Inc., 8.000%
Cumulative (A)(C)	3,500	—	*

TOTAL PREFERRED STOCKS – 0.0%		$0
(Cost: $10,850)
PURCHASED OPTIONS	Number of Contracts (Unrounded)
Cameron International Corporation,
Call $50.00, Expires 11–16–13	8,000	10,080
Energy Select Sector SPDR Fund,
Put $90.00, Expires 9–21–13	20,000	24,500
Goldcorp Inc.,
Call $25.00, Expires 7–20–13	27,500	2,846
Market Vectors Gold Miners ETF,
Call $24.00, Expires 9–21–13	25,000	5,975
Occidental Petroleum Corporation,
Call $60.00, Expires 11–16–13	9,000	27,022
Potash Corporation of Saskatchewan Inc.,
Call CAD30.00, Expires 7–20–13 (D)	10,000	9,794
Schlumberger Limited,
Call $55.00, Expires 11–16–13	10,500	18,454

TOTAL PURCHASED OPTIONS – 4.6%		$98,671
(Cost: $138,566)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.7%
Banco del Estado de Chile:
0.190%, 7–2–13	$5,000	5,000
0.190%, 7–8–13	10,000	10,000

		15,000

Commercial Paper – 3.4%
L Air Liquide S.A.,
0.130%, 7–12–13 (E)	16,000	15,998
Campbell Soup Company,
0.160%, 7–29–13 (E)	10,000	9,999
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.120%, 7–25–13 (E)	4,000	4,000
Exxon Mobil Corporation,
0.080%, 7–30–13 (E)	9,000	8,999
Google Inc.,
0.050%, 7–16–13 (E)	6,971	6,971

Illinois Tool Works Inc.,
0.090%, 7–9–13 (E)	2,000	2,000
Mondelez International, Inc.,
0.150%, 7–1–13 (E)	2,013	2,013
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.120%, 7–24–13 (E)	12,000	11,999
Siemens Capital Corp. (GTD by Siemens AG),
0.090%, 7–26–13 (E)	6,798	6,798
Target Corporation,
0.070%, 7–2–13 (E)	4,000	4,000

		72,777

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (F)	164	164

Municipal Obligations – Taxable – 0.1%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.050%, 7–1–13 (F)	1,356	1,356

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corporation (GTD by United States Government),
0.150%, 7–7–13 (F)	4,872	4,916

TOTAL SHORT-TERM SECURITIES – 4.4%		$94,213
(Cost: $94,169)

TOTAL INVESTMENT SECURITIES – 99.7%		$2,138,952
(Cost: $2,012,825)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		6,630

NET ASSETS – 100.0%		$2,145,582

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Restricted security. At June 30, 2013, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000% Cumulative	8-31-07	3,500	$10,850	$—

The total value of this security represented 0.0% of net assets at June 30, 2013.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar).

(E)	Rate shown is the yield to maturity at June 30, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Bank of New York Mellon (The)	19,944	7-19-13	$258	$—
Sell	British Pound	Canadian Imperial Bank of Commerce	17,231	7-26-13	74	—
Sell	British Pound	Royal Bank of Canada	23,440	8-2-13	—	13

Sell	British Pound	Bank of New York Mellon (The)	13,255	8-23-13	—	166
Sell	Canadian Dollar	Royal Bank of Canada	28,500	7-12-13	758	—
Sell	Canadian Dollar	Royal Bank of Canada	28,487	7-19-13	758	—
Sell	Canadian Dollar	State Street Global Markets	43,855	7-26-13	1,605	—
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	30,064	8-30-13	967	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	30,589	9-13-13	568	—
Sell	Euro	Canadian Imperial Bank of Commerce	4,921	7-12-13	—	8
Sell	Euro	Royal Bank of Canada	5,380	7-19-13	14	—
Sell	Euro	Royal Bank of Canada	1,566	7-19-13	—	30
Sell	South Korean Won	Canadiam Imperial Bank of Commerce	6,710,000	7-26-13	109	—
Sell	South Korean Won	Bank of New York Mellon (The)	6,660,000	9-13-13	19	—
Sell	South Korean Won	Royal Bank of Canada	4,295,220	9-27-13	18	—
					$5,148	$217

The following futures contracts were outstanding at June 30, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
S&P 500 E-mini	Short	9-20-13	4,000	$(319,861)	$920
S&P/Toronto Stock Exchange 60 Index	Short	9-20-13	400	(52,699)	159
				$(372,560)	$1,079

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$1,251,435	$—	$—
Industrials	54,995	—	—
Information Technology	12,919	—	—
Materials	610,280	—	16,439
Total Common Stocks	$1,929,629	$—	$16,439
Purchased Options	75,951	22,720	—
Short-Term Securities	—	94,213	—
Total	$2,005,580	$116,933	$16,439
Forward Foreign Currency Contracts	$—	$5,148	$—
Futures Contracts	$1,079	$—	$—
Liabilities
Forward Foreign Currency Contracts	$—	$217	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,012,825
Gross unrealized appreciation	321,084
Gross unrealized depreciation	(194,957)
Net unrealized appreciation	$126,127

SCHEDULE OF INVESTMENTS Ivy Global Real Estate Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia – 6.9%
DEXUS Property Group (A)	172		$168
GPT Group (A)	36		127
Investa Office Fund (A)	22		59
Mirvac Group (A)	86		126
Westfield Group (A)	33		346

			826

Belgium – 0.4%
Befimmo NV/SA (A)	1		45

Bermuda – 2.6%
Hongkong Land Holdings Limited (A)	25		172
Kerry Properties Limited (A)	35		137

			309

Canada – 4.5%
Boardwalk Real Estate Investment Trust (A)	1		37
Brookfield Canada Office Properties (A)	—	*	7
Canadian Apartments Properties Real Estate Investment Trust (A)	4		152
Canadian Real Estate Investement Trust (A)	1		32
Dundee Real Estate Investment Trust	3		87
First Capital Realty Inc. (A)	6		101
H&R Real Estate Investment Trust (A)	—	*	4
RioCan Real Estate Investment Trust	5		116

			536

China – 0.5%
China Resources Land Limited (A)	20		55

France – 3.0%
Gecina (A)	—	*	39
Icade (A)	—	*	32
Mercialys S.A. (A)	2		39
Silic (A)	—	*	10
Unibail-Rodamco (A)	1		239

			359

Germany – 0.7%
alstria office REIT-AG (A)	2		22
LEG Immobilien AG (A)	1		65

			87

Hong Kong – 7.4%
China Overseas Land & Investment Limited	9		24
Hysan Development Company Limited (A)	26		113
Sino Land Company Limited (A)	58		81
Sun Hung Kai Properties Limited	10		129
Swire Properties Limited (A)	69		205
Wharf (Holdings) Limited (The) (A)	40		336

			888

Japan – 11.4%
AEON Mall Co., Ltd. (A)	1		22
GLP J-REIT (A)	—	*	148
Mitsubishi Estate Co., Ltd. (A)	17		453
Mitsui Fudosan Co., Ltd.	12		353
Nippon Building Fund Inc. (A)	—	*	162
Nippon Prologis REIT, Inc. (A)	—	*	182
Nomura Real Estate Master Fund, Inc. (A)	—	*	46

			1,366

Jersey – 0.2%
Atrium European Real Estate Limited (A)	4		20

Netherlands – 1.1%
Corio N.V. (A)	2	71
Wereldhave N.V. (A)	1	62

		133

Singapore – 3.2%
CapitaCommercial Trust	45	52
CapitaLand Limited (A)	41	100
Far East Hospitality Real Estate Investment Trust (A)	17	13
Global Logistic Properties Limited (A)	44	95
Keppel Land Limited (A)	13	34
Mapletree Investments Pte Ltd (A)	39	41
Suntec Real Estate Investment Trust (A)	43	53

		388

Sweden – 0.8%
Castellum AB (A)	5	61
Wihlborgs Fastigheter AB (A)	2	37

		98

Switzerland – 0.6%
PSP Swiss Property Ltd, Registered Shares (A)	1	76

United Kingdom – 5.0%
British Land Company plc (The) (A)	13	112
Derwent London plc (A)	2	74
Hammerson plc (A)	13	96
Land Securities Group plc (A)	7	91
Metric Property Investments plc (A)	38	60
SEGRO plc (A)	22	95
Shaftesbury plc (A)	7	64

		592

United States – 49.6%
Alexandria Real Estate Equities, Inc.	2	127
American Tower Corporation, Class A	1	40
AvalonBay Communities, Inc.	4	510
BioMed Realty Trust, Inc.	5	91
Boston Properties, Inc.	5	478
CBL & Associates Properties, Inc.	6	138
Corporate Office Properties Trust	2	49
DDR Corp.	3	56
DiamondRock Hospitality Company (A)	9	86
Digital Realty Trust, Inc.	1	44
Douglas Emmett, Inc. (A)	3	75
Duke Realty Corporation	4	65
Equity One, Inc. (A)	2	51
Equity Residential	8	443
Extra Space Storage Inc. (A)	2	80
Federal Realty Investment Trust	2	200
General Growth Properties, Inc.	7	134
HCP, Inc.	8	373
Home Properties, Inc. (A)	1	47
Host Hotels & Resorts, Inc.	12	203
LaSalle Hotel Properties	5	126
ProLogis	3	105
Public Storage, Inc.	2	310
Simon Property Group, Inc.	5	830
SL Green Realty Corp.	1	115
Taubman Centers, Inc.	2	161
Terreno Realty Corporation	1	19
UDR, Inc.	10	258
Ventas, Inc.	5	337
Vornado Realty Trust	3	265
Washington Real Estate Investment Trust (A)	1	28
Weingarten Realty Investors	2	65

		5,909

TOTAL COMMON STOCKS – 97.9%		$11,687
(Cost: $12,306)

SHORT-TERM SECURITIES	Principal
Master Note – 2.9%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (B)	$352	352

TOTAL SHORT-TERM SECURITIES – 2.9%		$352
(Cost: $352)

TOTAL INVESTMENT SECURITIES – 100.8%		$12,039
(Cost: $12,658)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(94)

NET ASSETS – 100.0%		$11,945

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Financials	$11,647	$—	$—
Telecommunication Services	40	—	—
Total Common Stocks	$11,687	$—	$—
Short-Term Securities	—	352	—
Total	$11,687	$352	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:
Cost	$12,658
Gross unrealized appreciation	53
Gross unrealized depreciation	(672)
Net unrealized depreciation	$(619)

SCHEDULE OF INVESTMENTS Ivy Global Risk-Managed Real Estate Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia – 7.0%
DEXUS Property Group (A)	375		$367
GPT Group (A)	103		363
Investa Office Fund (A)	62		165
Westfield Group (A)	78		818
Westfield Retail Trust (A)	130		368

			2,081

Bermuda – 2.7%
Hongkong Land Holdings Limited (A)	118		807

Canada – 4.6%
Boardwalk Real Estate Investment Trust (A)	2		135
Brookfield Canada Office Properties (A)	4		98
Canadian Apartments Properties Real Estate Investment Trust (A)	13		536
Dundee Real Estate Investment Trust	6		193
RioCan Real Estate Investment Trust	16		387

			1,349

France – 1.4%
Unibail-Rodamco (A)	2		425

Germany – 2.7%
alstria office REIT-AG (A)	28		306
Deutsche EuroShop AG (A)	8		303
Deutsche Wohnen AG (A)	12		198

			807

Hong Kong – 6.9%
Hysan Development Company Limited (A)	134		581
Link Real Estate Investment Trust (The) (A)	109		536
Swire Properties Limited (A)	312		923

			2,040

Japan – 11.5%
GLP J-REIT (A)	1		679
Japan Real Estate Investment Corporation (A)	—	*	648
MORI TRUST Sogo Reit, Inc. (A)	—	*	313
Nippon Building Fund Inc. (A)	—	*	892
Nippon Prologis REIT, Inc. (A)	—	*	679
Nomura Real Estate Master Fund, Inc. (A)	—	*	194

			3,405

Jersey – 0.7%
Atrium European Real Estate Limited (A)	37		194

Netherlands – 1.0%
Wereldhave N.V. (A)	5		301

Singapore – 4.2%
CapitaCommercial Trust	299		345
Fortune Real Estate Investment Trust (A)	335		306
Mapletree Investments Pte Ltd (A)	328		342
Suntec Real Estate Investment Trust (A)	206		256

			1,249

Switzerland – 1.1%
PSP Swiss Property Ltd, Registered Shares (A)	4		313

United Kingdom – 5.2%
Derwent London plc (A)	11		389

Hammerson plc (A)	61	449
Land Securities Group plc (A)	23	303
Shaftesbury plc (A)	43	390

		1,531

United States – 50.1%
American Campus Communities, Inc.	11	433
AvalonBay Communities, Inc.	9	1,262
BioMed Realty Trust, Inc.	28	573
Boston Properties, Inc.	12	1,249
BRE Properties, Inc., Class A	5	263
Douglas Emmett, Inc. (A)	19	470
EastGroup Properties, Inc.	6	320
Equity One, Inc. (A)	12	262
Equity Residential	17	1,000
Extra Space Storage Inc. (A)	12	523
Federal Realty Investment Trust	9	891
HCP, Inc.	22	997
Home Properties, Inc. (A)	3	176
Public Storage, Inc.	6	952
Simon Property Group, Inc.	14	2,193
Tanger Factory Outlet Centers, Inc.	6	205
Taubman Centers, Inc.	11	837
Terreno Realty Corporation	8	141
UDR, Inc.	24	623
Ventas, Inc.	14	952
Washington Real Estate Investment Trust (A)	17	469

		14,791

TOTAL COMMON STOCKS – 99.1%		$29,293
(Cost: $30,823)

SHORT-TERM SECURITIES	Principal

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (B)	$42	42

TOTAL SHORT-TERM SECURITIES – 0.1%		$42
(Cost: $42)

TOTAL INVESTMENT SECURITIES – 99.2%		$29,335
(Cost: $30,865)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		236

NET ASSETS – 100.0%		$29,571

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Financials	$29,293	$—	$—

Total Common Stocks	$29,293	$—	$—
Short-Term Securities	—	42	—

Total	$29,293	$42	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$30,865

Gross unrealized appreciation	236
Gross unrealized depreciation	(1,766)

Net unrealized depreciation	$(1,530)

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Casinos & Gaming – 0.0%
New Cotai Participation Corp, Class B (A)	—	*	$508

Food Retail – 0.0%
Roundy’s Supermarkets, Inc.	18		152

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)(B)	5		—

TOTAL COMMON STOCKS – 0.0%			$660
(Cost: $804)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (C)	13		2,257

Apparel Retail – 0.0%
St. John Knits International, Incorporated, Expires 12–31–29 (C)	48		595

TOTAL WARRANTS – 0.0%			$2,852
(Cost: $798)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.9%
Ducommun Incorporated,
9.750%, 7–15–18	$11,531		12,598
Sequa Corp.,
7.000%, 12–15–17 (D)	3,944		3,905
Silver II Borrower SCA and Silver II US Holdings,
7.750%, 12–15–20 (D)	20,982		21,087
TransDigm Group Incorporated,
7.500%, 7–15–21 (D)	34,783		35,565

			73,155

Agricultural Products – 0.5%
American Seafoods Group LLC,
10.750%, 5–15–16 (D)	14,876		15,471
ASG Consolidated LLC,
15.000%, 5–15–17 (D)(E)	26,696		28,297

			43,768

Airlines – 1.0%
Air Lease Corporation,
5.625%, 4–1–17	74,883		77,504

Alternative Carriers – 1.0%
Level 3 Communications, Inc.:
11.875%, 2–1–19	13,558		15,354
8.875%, 6–1–19	10,899		11,335
Level 3 Communications, Inc. and Level 3 Financing, Inc.,
7.000%, 6–1–20	24,986		24,925
Level 3 Financing, Inc.:
8.125%, 7–1–19	20,767		21,805
8.625%, 7–15–20	4,591		4,889

			78,308

Auto Parts & Equipment – 2.8%
Affinia Group Intermediate Holdings Inc.,
7.750%, 5–1–21 (D)	3,743		3,771
IDQ Acquisition Corp.,
14.000%, 10–1–17 (D)(E)	29,483		31,547
IDQ Holdings, Inc.,
11.500%, 4–1–17 (D)	52,733		57,742

Schaeffler Finance B.V.:
7.750%, 2–15–17 (D)(F)	EUR	32,000	45,722
7.750%, 2–15–17 (D)		$29,302	32,379
8.500%, 2–15–19 (D)		25,678	28,631
8.750%, 2–15–19 (D)(F)	EUR	12,000	17,185
4.750%, 5–15–21 (D)		$11,382	10,813

			227,790

Automotive Manufacturers – 0.1%
Chrysler Group LLC and CG:
8.000%, 6–15–19		2,000	2,183
8.250%, 6–15–21		6,286	6,938

			9,121

Automotive Retail – 1.1%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17		3,755	3,863
8.375%, 11–15–20		25,593	28,344
8.375%, 11–15–20 (D)		2,888	3,198
Sonic Automotive, Inc.:
7.000%, 7–15–22		27,940	30,455
5.000%, 5–15–23 (D)		24,516	23,781

			89,641

Broadcasting – 1.8%
Clear Channel Outdoor Holdings, Inc.:
6.500%, 11–15–22 (D)		56,726	58,359
Cumulus Media Inc.,
7.750%, 5–1–19		13,282	12,983
WideOpenWest Finance, LLC and WideOpenWest CapitalCorp.:
10.250%, 7–15–19		47,661	50,640
13.375%, 10–15–19		24,730	27,327

			149,309

Building Products – 3.0%
American Builders & Contractors Supply Co., Inc.,
5.625%, 4–15–21 (D)		5,225	5,134
Builders FirstSource, Inc.,
7.625%, 6–1–21 (D)		3,276	3,170
HD Supply, Inc.:
11.000%, 4–15–20		35,358	41,192
7.500%, 7–15–20 (D)		8,182	8,284
11.500%, 7–15–20		110,370	128,028
10.500%, 1–15–21		37,050	38,347
Ply Gem Holdings, Inc.,
8.250%, 2–15–18		893	951
Ply Gem Industries, Inc.,
8.250%, 2–15–18 (D)		27,085	28,439

			253,545

Cable & Satellite – 1.6%
Cablevision Systems Corporation,
5.875%, 9–15–22		41,503	40,155
CCO Holdings, LLC and CCO Holdings Capital Corp.,
5.750%, 1–15–24		32,467	31,331
DISH DBS Corporation:
5.125%, 5–1–20 (D)		3,737	3,662
6.750%, 6–1–21		17,335	18,418
5.875%, 7–15–22		14,000	14,210
5.000%, 3–15–23		5,000	4,813
Univision Communications Inc.,
6.750%, 9–15–22 (D)		2,829	2,970
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (D)		11,032	11,418

			126,977

Casinos & Gaming – 1.2%
Codere Finance (Luxembourg) S.A.,
9.250%, 2–15–19 (D)		33,829	18,606
MCE Finance Limited,
5.000%, 2–15–21 (D)		39,217	36,767
MGM Resorts International,

6.625%, 12–15–21	10,987	11,330
ROC Finance LLC and ROC Finance 1 Corp.,
12.125%, 9–1–18 (D)	24,627	28,013
Scientific Games Corporation:
8.125%, 9–15–18	975	1,043
9.250%, 6–15–19	2,725	2,950

		98,709

Coal & Consumable Fuels – 0.1%
Arch Coal, Inc.,
9.875%, 6–15–19 (D)	9,507	9,032

Commodity Chemicals – 0.6%
Orion Engineered Carbons Holdings GmbH,
9.250%, 8–1–19 (D)(E)	50,667	50,667

Communications Equipment – 0.8%
Eagle Midco, Inc.,
9.000%, 6–15–18 (D)(E)	69,600	67,860

Construction & Engineering – 0.2%
J.M. Huber Corporation,
9.875%, 11–1–19 (D)	12,535	14,039
USG Corporation,
9.750%, 1–15–18	1,481	1,681

		15,720

Construction Materials – 0.3%
Headwaters Incorporated,
7.625%, 4–1–19	3,333	3,483
Headwaters Incorporated, Convertible,
8.750%, 2–1–16	5,250	5,719
Hillman Group, Inc. (The),
10.875%, 6–1–18	11,777	12,749

		21,951

Consumer Finance – 3.3%
Creditcorp,
12.000%, 7–15–18 (D)	33,260	32,954
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (D)	43,114	45,055
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (D)	14,715	15,304
TMX Finance Holdings Inc.,
11.000%, 10–15–15 (D)(E)	33,670	33,670
TMX Finance LLC and TitleMax Finance Corporation:
13.250%, 7–15–15	67,926	72,851
TransUnion Holding Company, Inc.,
8.125%, 6–15–18 (D)(E)	20,348	21,543
TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6–15–18 (E)	34,952	37,311

		258,688

Containers – 0.1%
Sealed Air Corporation,
5.250%, 4–1–23 (D)	8,963	8,717

Data Processing & Outsourced Services – 2.0%
Alliance Data Systems Corporation:
5.250%, 12–1–17 (D)	63,631	65,541
6.375%, 4–1–20 (D)	34,888	35,935
CoreLogic, Inc.,
7.250%, 6–1–21	52,112	55,499

		156,975

Distillers & Vintners – 0.4%
Constellation Brands, Inc.:
3.750%, 5–1–21	12,642	11,836
4.250%, 5–1–23	18,771	17,715

		29,551

Diversified Capital Markets – 0.8%
Patriot Merger Corp.,
9.000%, 7–15–21 (D)	62,115	60,717

Diversified Chemicals – 0.2%
Kinove German Bondco GmbH,
10.000%, 6–15–18 (D)(F)	EUR8,822	12,545

Diversified Metals & Mining – 2.6%

American Gilsonite Holding Company,
11.500%, 9–1–17 (D)	$20,241	21,304
FMG Resources Pty Ltd.:
6.375%, 2–1–16 (D)	2,000	1,998
6.000%, 4–1–17 (D)	9,871	9,600
8.250%, 11–1–19 (D)	44,882	46,227
6.875%, 4–1–22 (D)	32,335	31,365
Magnetation LLC and Mag Finance Corp.,
11.000%, 5–15–18 (D)	73,879	72,400
Taseko Mines Limited,
7.750%, 4–15–19	15,191	15,001
Walter Energy, Inc.:
9.875%, 12–15–20 (D)	16,841	14,652
8.500%, 4–15–21 (D)	7,471	5,977

		218,524

Diversified Support Services – 0.5%
Algeco Scotsman Global Finance plc,
10.750%, 10–15–19 (D)	11,100	10,601
Nexeo Solutions, LLC,
8.375%, 3–1–18	28,849	28,704

		39,305

Education Services – 3.0%
Laureate Education, Inc.,
9.250%, 9–1–19 (D)	235,206	251,669

Electric Utilities – 0.3%
Alliant Holdings,
7.875%, 12–15–20 (D)	21,674	21,782

Electronic Equipment & Instruments – 0.1%
CDW LLC and CDW Finance Corporation,
8.500%, 4–1–19	5,044	5,422

Electronic Manufacturing Services – 0.3%
Jabil Circuit, Inc.,
8.250%, 3–15–18	3,884	4,554
KEMET Corporation,
10.500%, 5–1–18	16,772	17,107

		21,661

Environmental & Facilities Services – 0.1%
Heckmann Corporation,
9.875%, 4–15–18 (D)	4,363	4,548

Finance – 0.9%
Mobile Challenger Intermediate Group S.A.:
8.750%, 3–15–19 (D)(E)(F)	EUR67,200	76,693

Food Distributors – 3.6%
Alphabet Holding Company, Inc.,
7.750%, 11–1–17 (E)	$9,808	10,053
Hawk Acquisition Sub, Inc.,
4.250%, 10–15–20 (D)	14,942	14,288
Michael Foods Holding, Inc.,
8.500%, 7–15–18 (D)(E)	32,455	33,429
Simmons Foods, Inc.,
10.500%, 11–1–17 (D)	6,732	7,085
U.S. Foodservice, Inc.,
8.500%, 6–30–19	214,113	223,749

		288,604

Gaming – 0.5%
New Cotai, LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (D)(E)	40,000	39,200

Health Care Equipment – 0.4%
Immucor, Inc.,
11.125%, 8–15–19	29,809	32,343

Health Care Facilities – 1.1%
Acadia Healthcare Company, Inc.,
6.125%, 3–15–21 (D)	7,487	7,487
Physio-Control International, Inc.,
9.875%, 1–15–19 (D)	16,998	18,698
Tenet Healthcare Corporation,
6.875%, 11–15–31	38,869	33,427
Truven Health Analytics,
10.625%, 6–1–20 (D)	23,101	25,411

		85,023

Health Care Services – 0.3%
MedImpact Holdings, Inc., 10.500%, 2–1–18 (D)	19,608	21,765

Health Care Technology – 0.9%
MedAssets, Inc., 8.000%, 11–15–18	65,759	69,705

Home Furnishings – 0.1%
Empire Today, LLC and Empire Today Finance Corp., 11.375%, 2–1–17 (D)	6,846	5,477

Independent Power Producers & Energy Traders – 0.6%
NRG Energy, Inc., 7.625%, 5–15–19	7,650	7,994
Texas Competitive Electric Holdings Company, LLC and TCEH Finance, Inc., 11.500%, 10–1–20 (D)	2,150	1,607
Trionista HoldCo GmbH, 5.000%, 4–30–20 (D)(F)	EUR14,000	18,041
Trionista TopCo GmbH, 6.875%, 4–30–21 (D)(F)	EUR20,000	25,773

		53,415

Industrial Machinery – 0.1%
Dynacast International LLC and Dynacast Finance Inc., 9.250%, 7–15–19	$7,139	7,782

Integrated Telecommunication Services – 0.3%
CenturyLink, Inc., 5.625%, 4–1–20	10,548	10,653
CyrusOne LP and CyrusOne Finance Corp., 6.375%, 11–15–22 (D)	17,032	17,458

		28,111

Investment Banking & Brokerage – 1.0%
E*TRADE Financial Corporation, 6.750%, 6–1–16	18,500	19,009
GFI Group Inc., 9.625%, 7–19–18	22,863	22,177
Isabelle Acquisition Sub Inc., 10.000%, 11–15–18 (E)	37,274	40,069

		81,255

IT Consulting & Other Services – 0.4%
iGATE Corporation, 9.000%, 5–1–16	14,185	14,752
SRA International, Inc. and Sterling Merger, Inc., 11.000%, 10–1–19	18,725	19,287

		34,039

Leisure – 0.1%
Brunswick Corporation, 4.625%, 5–15–21 (D)	5,420	5,285

Leisure Facilities – 0.6%
Palace Entertainment Holdings, LLC, 8.875%, 4–15–17 (D)	16,302	16,791
Regal Entertainment Group, 5.750%, 2–1–25	21,184	20,125
Viking Cruises, Ltd., 8.500%, 10–15–22 (D)	8,604	9,421

		46,337

Life & Health Insurance – 0.1%
ILFC E-Capital Trust I, 4.960%, 12–21–65 (D)(G)	7,300	6,205

Life Sciences Tools & Services – 0.5%
VWR Funding, Inc., 7.250%, 9–15–17	38,621	39,973

Marine – 0.5%
TRAC Intermodal LLC and TRAC Intermodal Corp., 11.000%, 8–15–19 (D)	34,640	38,104

Metal & Glass Containers – 1.4%
Ardagh Packaging Finance plc and Ardagh Holdings USA Inc. (GTD by Ardagh Packaging Holdings Limited): 7.000%, 11–15–20 (D)	11,290	10,881
4.875%, 11–15–22 (D)	5,269	4,927
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC, 7.125%, 5–1–18 (D)	25,837	26,225
BOE Intermediate Holding Corporation, 9.000%, 11–1–17 (D)(E)	11,271	10,820
Consolidated Container Company LLC and Consolidated Container Capital, Inc., 10.125%, 7–15–20 (D)	54,537	57,263
Pretium Packaging, L.L.C. and Pretium Finance, Inc., 11.500%, 4–1–16	2,867	3,068

		113,184

Movies & Entertainment – 0.2%
AMC Networks Inc., 4.750%, 12–15–22	9,859	9,514
Carmike Cinemas, Inc., 7.375%, 5–15–19	5,175	5,563

		15,077

Multi-line Insurance – 0.1%
Audatex North America, Inc., 6.000%, 6–15–21 (D)	7,540	7,521

Oil & Gas Drilling – 0.4%
RDS Ultra-Deepwater Ltd, 11.875%, 3–15–17 (D)	31,690	34,225

Oil & Gas Equipment & Services – 0.3%
Global Geophysical Services, Inc.: 10.500%, 5–1–17	31,841	27,229

Oil & Gas Exploration & Production – 0.4%
Chesapeake Midstream Partners, L.P. and CHKM Finance Corp.: 5.875%, 4–15–21	4,948	5,022
6.125%, 7–15–22	3,839	3,887
Sabine Pass Liquefaction, LLC: 5.625%, 2–1–21 (D)	15,639	15,170
5.625%, 4–15–23 (D)	5,302	5,010

		29,089

Oil & Gas Refining & Marketing – 2.1%
Energy Partners Ltd., 8.250%, 2–15–18	31,514	32,459
Offshore Group Investment Limited: 7.500%, 11–1–19	33,650	35,080
7.125%, 4–1–23 (D)	26,084	25,628
Samson Investment Company, 10.000%, 2–15–20 (D)(G)	32,564	34,314
Shelf Drilling Holdings, Ltd., 8.625%, 11–1–18 (D)	36,993	38,473

		165,954

Oil Services – 0.7%
SESI, LLC, 7.125%, 12–15–21	45,000	48,600
Sidewinder Drilling Inc, 9.750%, 11–15–19 (D)	9,651	9,772

		58,372

Packaged Foods & Meats – 0.9%
Bumble Bee Foods, LLC: 9.000%, 12–15–17 (D)	45,075	47,892
9.625%, 3–15–18 (D)(E)	22,038	22,920

		70,812

Paper Packaging – 0.2%
Reynolds Group Holdings Limited, 9.000%, 4–15–19	12,000	12,390

Pharmaceuticals – 1.9%
Capsugel FinanceCo S.C.A., 9.875%, 8–1–19 (D)(F)	EUR18,575	26,741
Jaguar Holding Co I, 9.375%, 10–15–17 (D)(E)	$74,033	77,364
VPII Escrow Corp.:

6.750%, 8–15–18 (D)	29,019	29,744
7.500%, 7–15–21 (D)	30,247	31,306

		165,155

Precious Metals & Minerals – 0.4%
Prince Mineral Holding Corp, 11.500%, 12–15–19 (D)	28,016	29,977

Property & Casualty Insurance – 0.8%
Onex USI Acquisition Corp., 7.750%, 1–15–21 (D)	68,771	67,739

Restaurants – 0.6%
Dave & Buster’s, Inc., 0.000%, 2–15–16 (D)(H)	27,855	21,588
NPC International, Inc., 10.500%, 1–15–20	17,518	20,080
Shearer’s Foods LLC, and Chip Finance Corporation, 9.000%, 11–1–19	5,933	6,274

		47,942

Retail Stores – 1.5%
Claire’s Stores, Inc.: 6.125%, 3–15–20 (D)	5,136	5,046
7.750%, 6–1–20 (D)	8,221	7,954
Coinstar, Inc., 6.000%, 3–15–19 (D)	11,515	11,501
Hot Topic, Inc., 9.250%, 6–15–21 (D)	1,893	1,917
Jo-Ann Stores Holdings, Inc., 9.750%, 10–15–19 (D)(E)	58,720	60,334
Jo-Ann Stores, Inc., 8.125%, 3–15–19 (D)	1,476	1,506
PETCO Holdings Inc, 8.500%, 10–15–17 (D)(E)	22,665	23,118
RadioShack Corporation, 6.750%, 5–15–19	8,625	6,210

		117,586

Satellite – 0.5%
Sirius XM Radio Inc.: 4.250%, 5–15–20 (D)	7,511	7,060
4.625%, 5–15–23 (D)	33,850	31,312

		38,372

Security & Alarm Services – 0.2%
Monitronics International, Inc., 9.125%, 4–1–20	15,879	16,435

Service – Other – 1.2%
B-Corp Merger Sub, Inc., 8.250%, 6–1–19	66,472	65,142
Flextronics International Ltd., 5.000%, 2–15–23 (D)	15,814	15,300
NES Rentals Holdings, Inc., 7.875%, 5–1–18 (D)	5,990	5,915
Service Corporation International, 5.375%, 1–15–22 (D)	7,370	7,352

		93,709

Specialized Consumer Services – 1.6%
Carlson Wagonlit B.V.: 6.875%, 6–15–19 (D)	28,185	28,467
7.500%, 6–15–19 (D)(F)	EUR14,253	18,988
ServiceMaster Company (The): 8.000%, 2–15–20	$42,167	42,062
7.000%, 8–15–20	41,298	39,181

		128,698

Specialized Finance – 1.9%
AA Bond Co Limited, 9.500%, 7–31–19 (D)(F)	GBP66,381	105,254
CNG Holdings, Inc., 9.375%, 5–15–20 (D)	$9,928	9,531
Consolidated Communications Finance Co.,
10.875%, 6–1–20	29,590	33,437
WM Finance Corp., 11.500%, 10–1–18	1,332	1,525
WM Holdings Finance Corp., 13.750%, 10–1–19	4,877	5,682

		155,429

Specialized REITs – 0.9%

CNL Lifestyles Properties, Inc., 7.250%, 4–15–19	74,508	74,322

Specialty Chemicals – 0.1%
PQ Corporation, 8.750%, 5–1–18 (D)	8,404	8,614

Specialty Stores – 1.1%
New Academy Finance Co LLC, 8.000%, 6–15–18 (D)(E)	27,931	28,629
Spencer Spirit Holdings, Inc., 9.000%, 5–1–18 (D)(E)(G)	15,006	14,631
Takko Luxembourg 2 S.C.A., 9.875%, 4–15–19 (D)(F)	EUR39,062	46,396

		89,656

Technology – 1.6%
Atlantis Merger Sub, Inc. and SoftBrands, Inc., 11.500%, 7–15–18	$39,900	45,187
Epicor Software Corporation, 8.625%, 5–1–19	27,397	28,082
J2 Global, Inc., 8.000%, 8–1–20	46,682	48,782
VeriSign, Inc., 4.625%, 5–1–23 (D)	11,230	10,893

		132,944

Technology Distributors – 0.6%
Sophia, L.P. and Sophia Finance, Inc., 9.750%, 1–15–19 (D)	48,442	51,833

Textiles – 0.1%
Novalis S.A.S., 6.000%, 6–15–18 (D)(F)	EUR5,000	6,541

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates, L.P. and PFG Finance Corp.: 10.125%, 2–15–19 (D)	$10,379	11,469
6.750%, 6–15–21 (D)	38,210	38,114

		49,583

Wireless – 0.2%
DigitalGlobe, Inc., 5.250%, 2–1–21 (D)	17,331	16,638

Wireless Telecommunication Service – 0.2%
Crown Castle International Corp., 5.250%, 1–15–23	10,208	9,799
Wind Acquisition Finance S.A., 11.750%, 7–15–17 (D)	8,344	8,678

		18,477

TOTAL CORPORATE DEBT SECURITIES – 65.4%		$5,285,980
(Cost: $5,156,418)

MUNICIPAL BONDS – TAXABLE
Arizona – 0.1%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.016%, 1–1–37 (G)	4,875	4,373

New York – 0.0%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (D)	1,875	2,671

TOTAL MUNICIPAL BONDS – TAXABLE – 0.1%		$7,044
(Cost: $5,083)

LOANS
Application Software – 2.6%
Misys plc and Magic Newco, LLC, 12.000%, 6–12–19 (G)	182,348	206,053

Auto Parts & Equipment – 0.4%
Alliance Tire Group:

12.750%, 6–25–21 (B)(E)(G)	35,000	34,906

Broadcasting – 0.8%
PAW LUXCO II S.A.R.L., 5.112%, 7–29–17 (F)(G)	EUR56,675	66,868

Building Products – 0.1%
American Builders & Contractors Supply Co., Inc., 3.500%, 4–5–20 (G)	$9,059	8,984

Cable & Satellite – 0.3%
Wilton Brands LLC, 7.500%, 8–7–19 (G)	21,163	21,163

Casinos & Gaming – 0.2%
Centaur Acquisition, LLC: 5.250%, 1–31–19 (G)	7,376	7,339
8.750%, 1–31–20 (G)	5,163	5,208
ROC Finance, L.L.C., 5.000%, 3–27–19 (G)	3,782	3,776

		16,323

Chemicals – 0.1%
Al Chem & Cy S.C.A.: 4.500%, 9–12–19 (G)	2,743	2,726
4.750%, 9–12–19 (F)(G)	EUR3,450	4,446
4.500%, 10–3–19 (G)	$1,423	1,414

		8,586

Commodity Chemicals – 0.4%
Univar, Inc.: 5.000%, 6–30–17 (G)	32,534	31,716

Diversified Capital Markets – 0.5%
Intrawest U.S. Holdings, Inc., 10.750%, 12–3–18 (G)	43,000	43,538

Diversified Chemicals – 0.7%
Arysta LifeScience SPC, LLC: 0.000%, 5–22–20 (G)	16,000	15,830
0.000%, 11–22–20 (G)	22,000	21,615
MacDermid, Incorporated: 4.000%, 6–6–20 (G)	6,000	5,958
7.750%, 12–6–20 (G)	11,890	11,994

		55,397

Diversified Metals & Mining – 2.2%
FMG Resources Pty Ltd., 5.250%, 10–18–17 (G)	182,327	181,102

Diversified Real Estate Activities – 5.1%
HLT Property Acquisition, LLC: 3.565%, 11–12–15 (G)	13,629	13,356
3.693%, 11–12–15 (G)	63,600	62,608
3.943%, 11–12–15 (G)	81,772	80,136
4.193%, 11–12–15 (G)	94,735	93,195
4.443%, 11–12–15 (G)	73,634	72,162
4.693%, 11–12–15 (G)	70,079	68,678
LTS Buyer, LLC: 4.500%, 3–15–20 (G)	12,118	12,020
8.000%, 3–15–21 (G)	1,701	1,701

		403,856

Diversified Support Services – 1.3%
Advantage Sales & Marketing, Inc.: 8.250%, 6–18–18 (G)	33,483	33,511
Algeco/Scotsman Holding S.a.R.L., 15.750%, 5–1–18 (E)(G)	23,453	23,746
Sprint Industrial Holdings, LLC: 7.000%, 4–23–19 (G)	36,306	36,397
11.250%, 4–23–19 (G)	10,642	10,615

		104,269

Education Services – 0.1%
Education Management LLC: 4.313%, 3–30–18 (G)	1,978	1,804
8.250%, 3–30–18 (G)	6,905	6,295

		8,099

Electronic Equipment & Instruments – 0.1%
Websense, Inc., 0.000%, 11–19–20 (G)	6,635	6,610

Environmental & Facilities Services – 0.1%
K2 Pure Solutions Nocal, L.P., 10.500%, 9–10–15 (G)	7,775	7,658

Food Distributors – 2.3%
U.S. Foods, Inc., 4.500%, 3–31–19 (G)	189,415	187,142

Food Retail – 0.8%
Focus Brands, Inc.: 4.250%, 2–22–18 (G)	15,346	15,279
5.500%, 2–22–18 (G)	12	12
10.250%, 8–21–18 (G)	36,399	36,854
Roundy’s Supermarkets, Inc.: 5.750%, 1–24–19 (G)	8,914	8,683

		60,828

Health Care Equipment – 0.5%
Carestream Health, Inc.: 0.000%, 6–5–19 (G)	18,032	17,804
0.000%, 12–5–19 (G)	19,000	18,620

		36,424

Health Care Facilities – 0.8%
Surgery Center Holdings, Inc.: 6.000%, 4–11–19 (G)	28,850	28,994
0.000%, 4–11–20 (G)	4,000	3,980
9.750%, 4–11–20 (G)	35,000	34,825

		67,799

Health Care Services – 0.1%
U.S. Renal Care, Inc., 6.250%, 6–11–19 (G)	8,888	8,932

Health Care Supplies – 0.4%
Sage Products Holdings III, LLC, 9.250%, 6–13–20 (G)	30,299	30,829

Health Care Technology – 0.3%
Merge Healthcare, Inc., 6.000%, 4–1–19 (G)	25,039	25,164

Hotels, Resorts & Cruise Lines – 0.2%
Four Seasons Hotels Limited, 0.000%, 12–13–20 (G)	16,804	16,930

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc.: 15.000%, 3–2–16 (E)(G)	9,940	745

Hypermarkets & Super Centers – 0.0%
BJ’s Wholesale Club, Inc., 9.750%, 3–6–20 (G)	2,265	2,305

Independent Power Producers & Energy Traders – 0.7%
Texas Competitive Electric Holdings Company, LLC: 4.693%, 10–10–17 (G)	14,045	9,786
4.775%, 10–10–17 (G)	6,869	4,786
Trionista Holdco GmbH, 0.000%, 5–2–20 (E)(F)(G)	EUR30,000	39,151

		53,723

Industrial Machinery – 0.3%
United Central Industrial Supply Company, LLC, 7.500%, 10–12–18 (G)	$28,966	27,446

Internet Software & Services – 0.1%
W3 Co., 9.250%, 8–21–20 (G)	10,729	10,836

IT Consulting & Other Services – 0.1%
Infor Global Solutions European Finance, S.a.R.L., 12.875%, 4–5–17 (E)(G)	5,080	5,514
SRA International, Inc., 6.250%, 7–20–18 (G)	5,720	5,675

		11,189

Leisure Facilities – 0.2%
Northfield Park Associates LLC: 0.000%, 11–9–18 (G)	6,139	6,323
9.000%, 11–9–18 (G)	12,449	12,823

		19,146

Leisure Products – 0.4%
Visant Corporation: 5.250%, 12–22–16 (G)	36,951	35,143

Metal & Glass Containers – 0.4%
Evergreen Tank Solution, Inc., 9.500%, 9–11–18 (G)	28,973	28,828

Movies & Entertainment – 5.3%
AB Acquisitions UK Topco 2 Limited, 3.486%, 7–5–15 (F)(G)	GBP18,000	27,087
Formula One Holdings Ltd. and Alpha Topco Limited, 9.250%, 10–16–19 (G)	$160,000	167,800
Formula One Holdings Ltd. and Delta Two S.a.r.l.: 0.000%, 4–30–19 (G)	121,656	121,382
4.500%, 4–30–19 (G)	108,061	107,818

		424,087

Oil & Gas Exploration & Production – 0.2%
Sabine Oil & Gas LLC, 8.750%, 12–31–18 (G)	13,548	13,480

Paper Packaging – 0.4%
FPC Holdings, Inc.: 0.000%, 5–16–20 (G)	2,500	2,369
9.250%, 5–16–20 (G)	27,397	25,958
Ranpak Corp., 8.500%, 4–10–20 (G)	5,289	5,289

		33,616

Research & Consulting Services – 0.4%
AlixPartners, LLP, 10.750%, 6–29–19 (G)	32,500	32,988

Restaurants – 0.9%
Brasa Holdings, Inc.: 7.500%, 6–18–19 (G)	31,825	32,063
11.000%, 12–18–19 (G)	38,000	38,380

		70,443

Specialized Consumer Services – 0.4%
ServiceMaster Company (The), 4.250%, 2–28–17 (G)	32,413	31,980

Specialized Finance – 0.7%
Orchard Acquisition Company, LLC, 9.000%, 2–4–19 (G)	36,670	36,166
Precision Capital PTE. LTD., 7.250%, 10–22–18 (G)	22,000	21,340

		57,506

TOTAL LOANS – 30.9%		$2,492,637
(Cost: $2,450,904)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.1%
Citibank, N.A., 0.210%, 8–26–13	5,000	5,001

Commercial Paper – 3.2%
Air Products and Chemicals, Inc., 0.080%, 7–10–13 (I)	20,000	20,000
Becton Dickinson & Co., 0.180%, 7–30–13 (I)	10,750	10,748
Bemis Company, Inc., 0.270%, 7–23–13 (I)	20,000	19,997
Clorox Company (The), 0.240%, 7–25–13 (I)	10,000	9,998
Coca-Cola Company (The), 0.070%, 7–26–13 (I)	27,500	27,498
Ecolab Inc.: 0.230%, 7–12–13 (I)	3,800	3,800

0.210%, 7–16–13 (I)	7,500	7,499
Emerson Electric Co., 0.050%, 7–24–13 (I)	17,000	16,999
Exxon Mobil Corporation, 0.050%, 7–24–13 (I)	23,000	22,999
General Mills, Inc., 0.150%, 7–15–13 (I)	15,000	14,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.): 0.220%, 7–1–13 (I)	6,000	6,000
0.220%, 7–9–13 (I)	1,542	1,542
0.240%, 7–17–13 (I)	10,000	9,999
0.220%, 7–19–13 (I)	8,000	7,999
0.240%, 7–23–13 (I)	15,000	14,998
Hewlett-Packard Company, 0.320%, 7–22–13 (I)	10,250	10,248
Johnson & Johnson, 0.040%, 7–16–13 (I)	25,000	24,999
Kroger Co. (The), 0.280%, 7–1–13 (I)	5,548	5,548
PepsiCo, Inc., 0.050%, 7–29–13 (I)	25,000	24,999
Virginia Electric and Power Company, 0.270%, 7–15–13 (I)	4,033	4,033

		264,902

Municipal Obligations – Taxable – 0.2%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.060%, 7–7–13 (J)	6,840	6,840
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.), 0.050%, 7–7–13 (J)	500	500
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.), 0.070%, 7–7–13 (J)	3,751	3,751
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.), 0.070%, 7–7–13 (J)	5,700	5,700

		16,791

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corporation (GTD by United States Government): 0.150%, 7–3–13 (J)	14,872	14,872
0.150%, 7–3–13 (J)	5,403	5,403

		20,275

TOTAL SHORT-TERM SECURITIES – 3.8%		$306,969
(Cost: $306,969)

TOTAL INVESTMENT SECURITIES – 100.2%		$8,096,142
(Cost: $7,920,976)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(17,949)

NET ASSETS – 100.0%		$8,078,193

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At June 30, 2013, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Provo Craft & Novelty, Inc.	9–15–11	5	$1	$—

		Principal
Alliance Tire Group	6–25–13	$35,000	34,241	34,906
			$34,242	$34,906

The total value of these securities represented 0.4% of net assets at June 30, 2013.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $3,138,998 or 38.9% of net assets.

(E)	Payment-in-kind bonds.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (CHF – Swiss Franc, EUR – Euro and GBP – British Pound).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(H)	Zero coupon bond.

(I)	Rate shown is the yield to maturity at June 30, 2013.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Morgan Stanley International	89,122	7–22–13	$1,849	$—
Sell	Euro	Morgan Stanley International	224,700	7–22–13	8,705	—
Sell	Euro	Deutsche Bank AG	932	8–1–13	100	—
Sell	Euro	Morgan Stanley International	720	11–15–13	77	—
Sell	Euro	Deutsche Bank AG	676	12–16–13	60	—
Sell	Euro	Deutsche Bank AG	932	2–3–14	94	—
Sell	Euro	Morgan Stanley International	720	5–15–14	72	—
Sell	Euro	Deutsche Bank AG	676	6–16–14	55	—
Sell	Euro	Deutsche Bank AG	932	8–1–14	90	—
Sell	Euro	Morgan Stanley International	720	11–14–14	70	—
Sell	Euro	Deutsche Bank AG	676	12–15–14	54	—
Sell	Euro	Deutsche Bank AG	932	2–2–15	86	—
Sell	Euro	Morgan Stanley International	729	5–15–15	4	—
Sell	Euro	Deutsche Bank AG	676	6–15–15	52	—
Sell	Euro	Deutsche Bank AG	932	8–3–15	80	—
Sell	Euro	Morgan Stanley International	729	11–16–15	1	—
Sell	Euro	Deutsche Bank AG	676	12–15–15	50	—
Sell	Euro	Deutsche Bank AG	932	2–1–16	78	—
Sell	Euro	Morgan Stanley International	5,980	5–16–16	—	35
Sell	Euro	Deutsche Bank AG	676	6–15–16	49	—
Sell	Euro	Deutsche Bank AG	932	8–1–16	74	—
Sell	Euro	Deutsche Bank AG	676	12–15–16	47	—
Sell	Euro	Deutsche Bank AG	932	2–1–17	69	—
Sell	Euro	Deutsche Bank AG	676	6–15–17	45	—
Sell	Euro	Morgan Stanley International	58,615	7–31–17	—	1,708
Sell	Euro	Deutsche Bank AG	932	8–1–17	66	—

Sell	Euro	Deutsche Bank AG	676	12-15-17	43	—
Sell	Euro	Deutsche Bank AG	932	2-1-18	62	—
Sell	Euro	Deutsche Bank AG	11,234	6-15-18	652	—
Sell	Euro	Deutsche Bank AG	932	8-1-18	58	—
Sell	Euro	Deutsche Bank AG	932	2-1-19	53	—
Sell	Euro	Deutsche Bank AG	19,799	8-1-19	996	—
Sell	Swiss Franc	Deutsche Bank AG	26,100	7-22-13	776	—
					$14,567	$1,743

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$152	$—	$508
Warrants	—	2,257	595
Corporate Debt Securities	—	5,252,310	33,670
Municipal Bonds	—	7,044	—
Loans	—	1,735,958	756,679
Short-Term Securities	—	306,969	—
Total	$152	$7,304,538	$791,452
Forward Foreign Currency Contracts	$—	$14,567	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,743	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans	Short-Term Securities
Beginning Balance 4–1–13	$—	$3,143	$93,646	$503,760	$5,475
Net realized gain (loss)	—	—	—	2,070	—
Net change in unrealized appreciation (depreciation)	(140)	(2,548)	(84)	(19,676)	—
Purchases	648	—	—	354,975	—
Sales	—	—	—	(346,109)	—
Accrued discounts/premiums	—	—	—	943	—
Transfers into Level 3 during the period	—	—	33,754	362,326	—
Transfers out of Level 3 during the period	—	—	(93,646)	(101,610)	(5,475)
Ending Balance 6–30–13	$508	$595	$33,670	$756,679	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6–30–13	$(140)	$(2,548)	$(84)	$3,099	$—

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6–30–13	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$508	Broker quote	Broker quote
Warrants	595	Third-party valuation service	Vendor quote
Corporate Debt Securities	33,670	Purchase price	Purchase price
Loans	756,679	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$7,920,976
Gross unrealized appreciation	255,411
Gross unrealized depreciation	(80,245)
Net unrealized appreciation	$175,166

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.4%
Amcor Limited	1,855	$17,203
Incitec Pivot Limited	6,542	17,111
Telstra Corporation Limited	3,524	15,372
Toll Holdings Limited	3,912	19,032

		68,718

Belgium – 1.1%
Anheuser-Busch InBev S.A., ADR	186	16,788

China – 3.9%
Baidu.com, Inc., ADR (A)	220	20,832
China Construction Bank Corporation	21,517	15,230
China Unicom Limited	13,192	17,519
Spreadtrum Communications, Inc., ADR	247	6,478

		60,059

Denmark – 1.1%
TDC A/S	565	4,580
TDC A/S (B)	1,583	12,830

		17,410

Finland – 0.5%
Fortum Oyj	396	7,416

France – 11.5%
Cap Gemini S.A.	446	21,706
Casino, Guichard-Perrachon	159	14,882
Danone	315	23,604
European Aeronautic Defence and Space Company	61	3,256
European Aeronautic Defence and Space Company (B)	363	19,387
Gaz de France	812	15,893
Sanofi-Aventis	217	22,467
Total S.A.	734	35,850
Vinci	423	21,249

		178,294

Germany – 6.5%
Bayer AG	256	27,300
DaimlerChrysler AG, Registered Shares	420	25,394
Deutsche Lufthansa AG	600	12,171
Dialog Semiconductor plc (A)	868	10,872
METRO AG	278	8,811
Siemens AG	159	16,056

		100,604

Hong Kong – 1.8%
Cheung Kong (Holdings) Limited	2,108	28,592

India – 1.0%
ICICI Bank Limited	827	14,908

Israel – 2.1%
Teva Pharmaceutical Industries Limited, ADR	837	32,804

Japan – 18.3%
AISIN SEIKI CO., LTD.	532	20,368
Aozora Bank, Ltd.	3,566	11,146
Aozora Bank, Ltd. (B)	1,227	3,835
Asahi Breweries, Ltd.	748	18,551
Canon Inc.	570	18,585

Chiyoda Corporation	2,090	24,592
Daito Trust Construction Co., Ltd	235	22,164
Fuji Media Holdings, Inc.	11	21,334
Komatsu Ltd.	685	15,830
Mitsui & Co., Ltd.	1,249	15,695
Mitsui Trust Holdings, Inc.	5,649	26,371
Nissin Kogyo Co., Ltd.	1,455	26,380
Sega Sammy Holdings Inc.	305	7,646
Shin-Etsu Chemical Co., Ltd.	334	22,152
Softbank Corp.	432	25,243
Sumitomo Mitsui Trust Holdings, Inc. (B)	759	3,543

		283,435

Netherlands – 4.6%
Fugro N.V.	447	24,232
ING Groep N.V., Certicaaten Van Aandelen (A)	2,831	25,792
Koninklijke Ahold N.V.	1,396	20,775

		70,799

Singapore – 2.6%
Singapore Telecommunications Limited	6,369	18,944
United Overseas Bank Limited	1,335	20,917

		39,861

South Korea – 2.2%
Hyundai Mobis	76	18,204
Samsung Electronics Co., Ltd.	14	16,369

		34,573

Spain – 1.3%
Amadeus IT Holding, S.A.	643	20,540

Sweden – 4.3%
Investor AB, B Shares	904	24,318
Securitas AB, Class B	940	8,221
Swedish Match AB	463	16,452
TeliaSonera AB	2,752	17,946

		66,937

Switzerland – 2.5%
Nestle S.A., Registered Shares	252	16,513
Novartis AG, Registered Shares	314	22,302

		38,815

United Kingdom – 23.2%
AMEC plc	1,091	16,673
GlaxoSmithKline plc	1,620	40,606
Imperial Tobacco Group plc	652	22,619
Kingfisher plc	3,555	18,547
Petrofac Limited	823	14,993
Prudential plc	1,761	28,793
Reckitt Benckiser Group plc	293	20,713
Rio Tinto plc	634	25,882
Royal Dutch Shell plc, Class A	1,275	40,738
Shire plc	1,073	34,036
Standard Chartered plc	934	20,265
Unilever plc	950	38,445
Vodafone Group plc	5,775	16,499
WPP Group plc	1,294	22,075

		360,884

United States – 1.6%
Yahoo! Inc. (A)	969	24,338

TOTAL COMMON STOCKS – 94.5%		$1,465,775
(Cost: $1,361,667)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.0%
Ecolab Inc.,
0.220%, 7–16–13 (C)	$8,000	7,999
Exxon Mobil Corporation,
0.050%, 7–24–13 (C)	2,000	2,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.120%, 7–31–13 (C)	4,000	4,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.210%, 7–17–13 (C)	5,000	5,000
Mondelez International, Inc.,
0.150%, 7–1–13 (C)	5,405	5,405
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.120%, 7–24–13 (C)	4,000	4,000
Roche Holdings, Inc.,
0.100%, 7–19–13 (C)	8,000	7,999
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.080%, 7–3–13 (C)	4,000	4,000
Target Corporation,
0.070%, 7–2–13 (C)	6,000	6,000

		46,403

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (D)	4,163	4,163

Municipal Obligations – Taxable – 0.6%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.060%, 7–1–13 (D)	10,000	10,000

United States Government Agency Obligations – 0.6%
Overseas Private Investment Corporation (GTD by United States Government),
0.150%, 7–7–13 (D)	9,744	9,831

TOTAL SHORT-TERM SECURITIES – 4.5%		$70,397
(Cost: $70,309)

TOTAL INVESTMENT SECURITIES – 99.0%		$1,536,172
(Cost: $1,431,976)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		15,069

NET ASSETS – 100.0%		$1,551,241

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $39,595 or 2.6% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	24,900	7–22–13	$1,043	$—
Sell	Euro	Barclays Capital, Inc.	87,600	7–22–13	3,455	—
Sell	Japanese Yen	Barclays Capital, Inc.	7,415,000	7–22–13	2,966	—
					$7,464	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$159,947	$—	$—
Consumer Staples	218,154	—	—
Energy	132,484	—	—
Financials	245,876	—	—
Health Care	179,513	—	—
Industrials	155,490	—	—
Information Technology	139,721	—	—
Materials	82,348	—	—
Telecommunication Services	128,933	—	—
Utilities	23,309	—	—
Total Common Stocks	$1,465,775	$—	$—
Short-Term Securities	—	70,397	—
Total	$1,465,775	$70,397	$—
Forward Foreign Currency Contracts	$—	$7,464	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,431,976

Gross unrealized appreciation	170,569
Gross unrealized depreciation	(66,373)
Net unrealized appreciation	$104,196

SCHEDULE OF INVESTMENTS Ivy International Growth Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 3.9%
Coca-Cola Amatil Limited	241	$2,802
David Jones Limited	1,098	2,560
Telstra Corporation Limited	1,393	6,079

		11,441

Canada – 0.8%
Agrium Inc.	28	2,428

China – 0.6%
Ping An Insurance (Group) Company of China, Ltd., A Shares	310	1,758

France – 13.3%
Alstom	73	2,375
Cap Gemini S.A.	93	4,502
Compagnie Generale des Etablissements Michelin, Class B	46	4,117
European Aeronautic Defence and Space Company	41	2,198
European Aeronautic Defence and Space Company (A)	41	2,213
LVMH Moet Hennessy – Louis Vuitton	24	3,954
Safran	148	7,707
Sanofi-Aventis	55	5,678
Vinci	139	6,979

		39,723

Germany – 12.1%
adidas AG	32	3,418
Bayer AG	65	6,984
DaimlerChrysler AG, Registered Shares	98	5,911
Deutsche Lufthansa AG	185	3,755
Fresenius SE & Co. KGaA	49	6,068
Linde AG	16	2,980
MTU Aero Engines Holding AG	53	5,153
SAP AG	20	1,462

		35,731

Hong Kong – 3.3%
Galaxy Entertainment Group Limited, ADR (B)	1,308	6,408
Yue Yuen Industrial (Holdings) Limited	1,290	3,343

		9,751

India – 0.6%
NMDC Limited (B)	1,069	1,898

Ireland – 1.0%
Smurfit Kappa Group plc	189	3,097

Israel – 2.1%
Teva Pharmaceutical Industries Limited, ADR	161	6,326

Japan – 13.8%
Bridgestone Corporation	167	5,697
Canon Inc.	67	2,172
Fuji Heavy Industries Ltd.	70	1,726
JGC Corporation	102	3,672
Komatsu Ltd.	136	3,142
Mitsubishi Corporation	211	3,619
Mitsubishi Electric Corporation	296	2,773
Mitsui & Co., Ltd.	142	1,788
Mitsui Trust Holdings, Inc.	254	1,186

Mizuho Financial Group, Inc.	1,622	3,369
Nissin Kogyo Co., Ltd.	223	4,041
ORIX Corporation	385	5,256
Sumitomo Corporation	219	2,727

		41,168

Luxembourg – 0.4%
Acergy S.A.	61	1,063

Netherlands – 1.4%
ASML Holding N.V., Ordinary Shares	51	4,032

Norway – 2.7%
Seadrill Limited	114	4,594
Yara International ASA	84	3,367

		7,961

South Korea – 1.5%
Samsung Electronics Co., Ltd.	4	4,454

Sweden – 2.6%
AB Volvo, Class B	306	4,098
Telefonaktiebolaget LM Ericsson, B Shares	313	3,543

		7,641

Switzerland – 3.9%
Credit Suisse Group AG, Registered Shares	133	3,520
Novartis AG, Registered Shares	69	4,892
Swatch Group Ltd (The), Bearer Shares	6	3,164

		11,576

Taiwan – 1.9%
High Tech Computer Corp. (B)	315	2,512
MediaTek Incorporation	258	3,000

		5,512

United Kingdom – 12.4%
British American Tobacco plc	64	3,275
Capita Group plc (The)	130	1,908
Diageo plc	233	6,667
Experian plc	271	4,710
GlaxoSmithKline plc	242	6,075
Pearson plc	145	2,575
Prudential plc	291	4,752
Shire plc	210	6,652

		36,614

United States – 3.3%
InBev NV	73	6,511
Schlumberger Limited	45	3,260

		9,771

TOTAL COMMON STOCKS – 81.6%		$241,945
(Cost: $217,869)

PREFERRED STOCKS
Germany – 1.4%
Volkswagen AG, 2.260%	20	4,098

TOTAL PREFERRED STOCKS – 1.4%		$4,098
(Cost: $4,081)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 10.7%
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.120%, 7–25–13 (C)	$3,000	3,000

John Deere Financial Limited (GTD by John Deere Capital Corporation), 0.100%, 7–1–13 (C)	5,000	5,000
Exxon Mobil Corporation, 0.050%, 7–24–13 (C)	2,000	2,000
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.110%, 7–24–13 (C)	8,500	8,499
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.080%, 7–3–13 (C)	4,000	4,000
Target Corporation, 0.070%, 7–2–13 (C)	4,000	4,000
Verizon Communications Inc., 0.180%, 7–1–13 (C)	5,000	5,000

		31,499

Master Note – 1.5%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (D)	4,319	4,319

Municipal Obligations – Taxable – 1.6%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.060%, 7–1–13 (D)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 13.8%		$40,818
(Cost: $40,818)

TOTAL INVESTMENT SECURITIES – 96.8%		$286,861
(Cost: $262,768)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.2%		9,489

NET ASSETS – 100.0%		$296,350

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $2,213 or 0.7% of net assets.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Societe Generale Bank	46,900	7–22–13	$1,848	$—
Sell	Japanese Yen	Goldman Sachs International	2,066,800	7–22–13	850	—
					$2,698	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$46,915	$—	$—
Consumer Staples	19,255	—	—
Energy	8,917	—	—
Financials	19,840	—	—
Health Care	42,675	—	—
Industrials	58,818	—	—
Information Technology	25,677	—	—
Materials	13,769	—	—
Telecommunication Services	6,079	—	—
Total Common Stocks	$241,945	$—	$—
Preferred Stocks	4,098	—	—
Short-Term Securities	—	40,818	—
Total	$246,043	$40,818	$—
Forward Foreign Currency Contracts	$—	$2,698	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$262,768

Gross unrealized appreciation	36,885
Gross unrealized depreciation	(12,792)
Net unrealized appreciation	$24,093

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.5%
Boeing Company (The)	218	$22,281
Precision Castparts Corp.	107	24,251

		46,532

Apparel Retail – 0.7%
Limited Brands, Inc.	182	8,983

Apparel, Accessories & Luxury Goods – 0.7%
Under Armour, Inc., Class A (A)	164	9,769

Automotive Retail – 1.8%
AutoZone, Inc. (A)	49	20,634
O’Reilly Automotive, Inc. (A)	30	3,345

		23,979

Biotechnology – 9.0%
Biogen Idec Inc. (A)	255	54,857
Gilead Sciences, Inc. (A)	1,226	62,769

		117,626

Brewers – 2.2%
Anheuser-Busch InBev S.A., ADR	325	29,362

Broadcasting – 3.2%
CBS Corporation, Class B	864	42,219

Cable & Satellite – 0.9%
Time Warner Cable Inc.	107	12,014

Casinos & Gaming – 7.4%
Las Vegas Sands, Inc.	1,025	54,258
Wynn Resorts, Limited	339	43,443

		97,701

Communications Equipment – 3.5%
Cisco Systems, Inc.	1,380	33,558
QUALCOMM Incorporated	202	12,338

		45,896

Computer Hardware – 2.6%
Apple Inc.	86	33,944

Construction & Farm Machinery & Heavy Trucks – 0.3%
Caterpillar Inc.	48	3,951

Data Processing & Outsourced Services – 9.4%
MasterCard Incorporated, Class A	111	63,654
Visa Inc., Class A	334	60,947

		124,601

Diversified Chemicals – 1.3%
PPG Industries, Inc.	119	17,467

Fertilizers & Agricultural Chemicals – 3.4%
Monsanto Company	451	44,598

Footwear – 1.7%
NIKE, Inc., Class B	353	22,460

Health Care Facilities – 1.5%
HCA Holdings, Inc.	551	19,876

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	436	33,738

Hotels, Resorts & Cruise Lines – 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	309	19,526

Industrial Machinery – 2.6%
Pall Corporation	197	13,100
Pentair, Inc.	376	21,691

		34,791

Internet Retail – 2.1%
Amazon.com, Inc. (A)	98	27,075

Internet Software & Services – 3.2%
Facebook, Inc., Class A (A)	247	6,133
Google Inc., Class A (A)	40	35,479

		41,612

Motorcycle Manufacturers – 2.5%
Harley-Davidson, Inc.	603	33,062

Oil & Gas Equipment & Services – 3.8%
Core Laboratories N.V.	42	6,324
National Oilwell Varco, Inc.	290	19,981
Schlumberger Limited	323	23,147

		49,452

Personal Products – 0.9%
Coty Inc., Class A (A)	192	3,304
Estee Lauder Companies, Inc. (The), Class A	124	8,149

		11,453

Pharmaceuticals – 2.2%
Allergan, Inc.	150	12,628
Bristol-Myers Squibb Company	374	16,718

		29,346

Railroads – 7.9%
Canadian Pacific Railway Limited	327	39,703
Kansas City Southern	263	27,889
Union Pacific Corporation	225	34,744

		102,336

Restaurants – 2.0%
Starbucks Corporation	411	26,884

Semiconductor Equipment – 3.5%
Applied Materials, Inc.	2,120	31,604
ASML Holding N.V., NY Registry Shares	177	13,973

		45,577

Semiconductors – 1.7%
Altera Corporation	484	15,974
Microchip Technology Incorporated	183	6,824

		22,798

Specialized Finance – 1.5%
CME Group Inc.	253	19,200

Systems Software – 0.4%
VMware, Inc., Class A (A)	74	4,964

Tobacco – 2.5%
Philip Morris International Inc.	375	32,516

Wireless Telecommunication Service – 3.8%
American Tower Corporation, Class A	243	17,751
Crown Castle International Corp. (A)	442	32,011

		49,762

TOTAL COMMON STOCKS – 97.8%		$1,285,070
(Cost: $955,827)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.0%
Danaher Corporation,
0.110%, 7–23–13 (B)	$3,000	3,000
L Oreal USA, Inc.,
0.050%, 7–1–13 (B)	14,744	14,744
Praxair, Inc.,
0.050%, 7–2–13 (B)	3,000	3,000
Siemens Capital Corp. (GTD by Siemens AG),
0.090%, 7–26–13 (B)	8,000	7,999
Target Corporation,
0.070%, 7–2–13 (B)	5,000	5,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.070%, 7–3–13 (B)	6,000	6,000

		39,743

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (C)	244	244

TOTAL SHORT-TERM SECURITIES – 3.0%		$39,987
(Cost: $39,987)

TOTAL INVESTMENT SECURITIES – 100.8%		$1,325,057
(Cost: $995,814)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(10,693)

NET ASSETS – 100.0%		$1,314,364

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,285,070	$—	$—
Short-Term Securities	—	39,987	—
Total	$1,285,070	$39,987	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$995,814

Gross unrealized appreciation	335,528
Gross unrealized depreciation	(6,285)
Net unrealized appreciation	$329,243

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.9%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$12,875	$14,291

Apparel Retail – 0.9%
Limited Brands, Inc.,
8.500%, 6–15–19	13,000	15,080

Apparel, Accessories & Luxury Goods – 1.2%
LVMH Moet Hennessy - Louis Vuitton,
1.625%, 6–29–17 (A)	15,000	14,767
V.F. Corporation,
1.024%, 8–23–13 (B)	4,000	4,005

		18,772

Automobile Manufacturers – 2.0%
Nissan Motor Acceptance Corporation,
1.950%, 9–12–17 (A)	15,000	14,897
Volkswagen International Finance N.V.:
1.625%, 3–22–15 (A)	10,606	10,729
2.375%, 3–22–17 (A)	5,500	5,583

		31,209

Banking – 0.3%
Commonwealth Bank of Australia New York,
1.950%, 3–16–15	5,000	5,089

Biotechnology – 0.7%
Amgen Inc.,
2.125%, 5–15–17	10,500	10,540

Brewers – 1.5%
Anheuser-Busch InBev SA/NV,
1.250%, 1–17–18	1,000	971
Anheuser-Busch InBev Worldwide Inc.,
1.375%, 7–15–17	16,692	16,422
SABMiller Holdings Inc.,
2.450%, 1–15–17 (A)	7,000	7,109

		24,502

Broadcasting – 0.4%
NBCUniversal Media, LLC,
5.150%, 4–30–20	4,900	5,576

Cable & Satellite – 2.2%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.875%, 10–1–19	9,000	10,124
5.200%, 3–15–20	6,000	6,476
5.000%, 3–1–21	3,850	4,053
Time Warner Cable Inc.,
6.750%, 7–1–18	13,664	15,636

		36,289

Coal & Consumable Fuels – 1.1%
Joy Global Inc.,
6.000%, 11–15–16	14,900	16,841

Computer & Electronics Retail – 0.7%
Best Buy Co., Inc.,
7.250%, 7–15–13	11,030	11,047

Consumer Finance – 4.0%
American Express Company,
7.000%, 3–19–18	10,000	12,027
American Honda Finance Corporation,
1.500%, 9–11–17 (A)	6,000	5,870
Capital One Financial Corporation:
7.375%, 5–23–14	2,000	2,114
6.750%, 9–15–17	9,000	10,598

Ford Motor Credit Company LLC:
3.875%, 1–15–15	8,000	8,245
2.375%, 1–16–18	8,000	7,700
Penske Truck Leasing Co., LP and PTL Finance Corp., 3.750%, 5–11–17 (A)	10,350	10,826
USAA Capital Corporation,
1.050%, 9–30–14 (A)	4,000	4,026

		61,406

Data Processing & Outsourced Services – 0.9%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	12,215	13,535

Department Stores – 0.9%
Macy’s Retail Holdings, Inc.,
7.450%, 7–15–17	12,100	14,476

Distillers & Vintners – 1.0%
Diageo Capital plc,
5.750%, 10–23–17	13,500	15,523

Diversified Banks – 3.4%
Bank of America Corporation:
5.650%, 5–1–18	6,000	6,664
7.625%, 6–1–19	9,000	10,812
Barclays Bank plc,
2.375%, 1–13–14	4,000	4,033
HSBC Bank plc,
3.100%, 5–24–16 (A)	6,000	6,294
U.S. Bancorp,
2.200%, 11–15–16	10,000	10,256
Wachovia Corporation,
5.750%, 2–1–18	13,500	15,543

		53,602

Diversified Chemicals – 1.7%
Dow Chemical Company (The),
4.250%, 11–15–20	14,382	15,139
E.I. du Pont de Nemours and Company,
2.750%, 4–1–16	11,500	12,021

		27,160

Diversified Metals & Mining – 1.1%
Rio Tinto Finance (USA) Limited:
8.950%, 5–1–14	5,000	5,328
2.250%, 9–20–16	12,500	12,758

		18,086

Drug Retail – 0.4%
Walgreen Co.,
1.800%, 9–15–17	6,500	6,417

Electric Utilities – 0.8%
Great Plains Energy Incorporated,
2.750%, 8–15–13	12,605	12,635

Electronic Manufacturing Services – 0.8%
Jabil Circuit, Inc.,
7.750%, 7–15–16	11,290	12,786

Environmental & Facilities Services – 2.0%
Republic Services, Inc.,
3.800%, 5–15–18	13,690	14,455
Waste Management, Inc.,
6.100%, 3–15–18	15,275	17,661

		32,116

Food Distributors – 0.8%
ConAgra Foods, Inc.,
7.000%, 4–15–19	10,742	12,950

Forest Products – 1.0%
Georgia-Pacific, LLC,
5.400%, 11–1–20 (A)	14,000	15,604

Health Care Equipment – 0.7%
Stryker Corporation,
2.000%, 9–30–16	11,575	11,880

Health Care Services – 0.8%
Quest Diagnostics Incorporated,
3.200%, 4–1–16	14,000	14,523

Health Care Supplies – 0.3%
DENTSPLY International Inc.,
2.750%, 8–15–16	4,000	4,106

Health Care Supply – 0.8%
Express Scripts,Inc.,
7.250%, 6–15–19	9,903	12,216

Independent Finance – 0.9%
John Deere Capital Corporation,
1.200%, 10–10–17	15,000	14,589

Industrial Conglomerates – 1.1%
General Electric Capital Corporation,
5.625%, 5–1–18	15,500	17,772

Integrated Oil & Gas – 1.1%
Petro-Canada,
6.050%, 5–15–18	14,700	17,025

Integrated Telecommunication Services – 2.5%
AT&T Inc.,
5.800%, 2–15–19	13,250	15,361
CC Holdings GS V LLC,
2.381%, 12–15–17	8,335	8,200
Verizon Communications Inc.,
6.350%, 4–1–19	14,000	16,602

		40,163

Internet Software & Services – 0.3%
eBay Inc.,
1.350%, 7–15–17	5,000	4,913

Investment Banking & Brokerage – 1.5%
Goldman Sachs Group, Inc. (The),
7.500%, 2–15–19	9,000	10,684
Morgan Stanley,
4.100%, 1–26–15	12,000	12,517

		23,201

Leisure Products – 0.2%
Mattel, Inc.,
2.500%, 11–1–16	2,500	2,577

Life & Health Insurance – 0.8%
MetLife, Inc.,
6.817%, 8–15–18	11,000	13,319

Multi-Utilities – 0.9%
Dominion Resources, Inc., Ser A,
1.400%, 9–15–17	14,850	14,539

Office Electronics – 0.9%
Xerox Corporation,
6.350%, 5–15–18	14,000	16,039

Oil & Gas Equipment & Services – 1.7%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	13,000	15,503
Schlumberger Investment S.A. (GTD by Schlumberger Limited):
1.950%, 9–14–16 (A)	3,000	3,056
1.250%, 8–1–17 (A)	5,000	4,850
Schlumberger Norge A.S. (GTD by Schlumberger Limited),
1.950%, 9–14–16 (A)	3,000	3,056

		26,465

Oil & Gas Exploration & Production – 1.7%
EOG Resources, Inc.,
2.500%, 2–1–16	6,000	6,211
Petrohawk Energy Corporation:
7.250%, 8–15–18	16,000	17,456
6.250%, 6–1–19	5,000	5,488

		29,155

Oil & Gas Storage & Transportation – 1.0%
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP),
3.250%, 10–1–15	5,500	5,699
DCP Midstream, LLC,
9.700%, 12–1–13 (A)	4,500	4,659
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	5,042	5,282

		15,640

Other Diversified Financial Services – 2.4%
Citigroup Inc.,
1.250%, 1–15–16	7,000	6,915
ING Bank N.V.,
2.375%, 6–9–14 (A)	12,500	12,671
JPMorgan Chase & Co.,
6.000%, 1–15–18	16,500	18,823

		38,409

Packaged Foods & Meats – 0.8%
Kraft Foods Inc.,
4.125%, 2–9–16	12,000	12,826

Pharmaceuticals – 0.8%
GlaxoSmithKline Capital Inc.,
5.650%, 5–15–18	6,500	7,536
Merck & Co., Inc.,
1.100%, 1–31–18	4,925	4,742

		12,278

Property & Casualty Insurance – 0.4%
Berkshire Hathaway Inc.:
2.200%, 8–15–16	2,650	2,736
1.900%, 1–31–17	4,000	4,041

		6,777

Regional Banks – 0.8%
PNC Funding Corp,
4.250%, 9–21–15	11,775	12,518

Restaurants – 1.1%
YUM! Brands, Inc.,
6.250%, 3–15–18	14,500	16,763

Retail Stores – 1.0%
Dollar General Corporation:
4.125%, 7–15–17	12,500	13,181
1.875%, 4–15–18	3,000	2,893

		16,074

Semiconductors – 1.0%
Broadcom Corporation,
2.700%, 11–1–18	15,000	15,344

Systems Software – 1.0%
CA, Inc.:
6.125%, 12–1–14	12,267	13,085
5.375%, 12–1–19	2,175	2,364

		15,449

Wireless Telecommunication Service – 2.0%
America Movil, S.A.B. de C.V.,
5.000%, 3–30–20	12,475	13,384
American Tower Corporation,
5.900%, 11–1–21	14,500	16,124
Crown Castle International Corp.,
5.250%, 1–15–23	2,745	2,635

		32,143

TOTAL CORPORATE DEBT SECURITIES – 59.2%		$942,235
(Cost: $945,633)

MUNICIPAL BONDS – TAXABLE
Hawaii – 0.2%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A:
1.955%, 8–1–13	515	516
3.335%, 8–1–16	2,600	2,743

		3,259

Nebraska – 0.4%
NE Pub Power Dist, Gen Rev Bonds, Ser 2008A,
5.140%, 1–1–14	6,150	6,289

Rhode Island – 0.3%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A,
5.050%, 10–1–14	5,185	5,451

TOTAL MUNICIPAL BONDS – TAXABLE – 0.9%		$14,999
(Cost: $14,475)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.5%
Federal Home Loan Bank,
0.875%, 10–26–17	15,000	14,664
Federal National Mortgage Association:
2.000%, 12–30–15	10,000	10,344
3.000%, 11–14–18	15,000	15,139

		40,147

Mortgage-Backed Obligations – 10.0%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
4.000%, 2–15–23	921	938
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
2.500%, 12–15–41	14,563	14,682
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 4–1–20	1,284	1,382
4.500%, 6–15–27	1,637	1,688
4.500%, 5–15–32	4,182	4,310
3.000%, 1–1–33	9,694	9,620
6.000%, 11–1–36	450	488
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1–25–17	1,583	1,665
5.500%, 12–25–17	3,918	4,190
5.000%, 12–15–34	1,779	1,918
4.500%, 3–25–37	368	370
5.500%, 4–25–37	2,358	2,576
4.000%, 3–25–39	1,340	1,402
2.000%, 4–25–39	14,277	14,069
4.000%, 5–25–39	4,415	4,665
3.000%, 11–25–39	4,261	4,368
4.500%, 6–25–40	3,609	3,877
2.500%, 9–20–40	11,450	11,700
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–17	3,830	4,044
4.500%, 9–1–19	2,811	2,978
4.530%, 12–1–19	12,030	13,628
4.374%, 6–1–21	15,653	17,227
5.500%, 10–1–21	4,998	5,390
5.500%, 2–1–22	2,702	2,916
6.000%, 6–1–22	1,833	2,016
3.500%, 8–1–26	10,176	10,691
5.000%, 6–25–32	81	81
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	1,326	1,420
2.000%, 3–16–42	14,623	14,409

		158,708

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 12.5%		$198,855
(Cost: $200,087)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 6.2%
United States Treasury Notes:
2.375%, 8–31–14	10,000	10,251
2.375%, 2–28–15	10,000	10,345
2.500%, 4–30–15	35,000	36,375
2.125%, 5–31–15	12,500	12,922
1.750%, 5–31–16	13,000	13,406
1.500%, 7–31–16	15,000	15,353

		98,652

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.2%		$98,652
(Cost: $95,953)

SHORT-TERM SECURITIES
Commercial Paper – 19.1%
Air Products and Chemicals, Inc.,
0.080%, 7–8–13 (C)	10,000	10,000
American Honda Finance Corporation (GTD by Honda Motor Co.),
0.100%, 8–7–13 (C)	10,000	9,999
Bank of Nova Scotia,
0.120%, 7–15–13 (C)	7,051	7,051
Becton Dickinson & Co.,
0.170%, 7–31–13 (C)	10,000	9,999
Campbell Soup Company,
0.150%, 7–17–13 (C)	11,000	10,999
Danaher Corporation,
0.110%, 7–24–13 (C)	12,830	12,829
E.I. du Pont de Nemours and Company:
0.070%, 7–8–13 (C)	10,000	10,000
0.080%, 7–23–13 (C)	20,000	19,999
Ecolab Inc.,
0.220%, 8–1–13 (C)	3,961	3,960
Emerson Electric Co.,
0.090%, 7–19–13 (C)	10,000	10,000
Exxon Mobil Corporation:
0.050%, 7–24–13 (C)	1,000	1,000
0.080%, 7–30–13 (C)	19,500	19,499
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.110%, 7–24–13 (C)	10,000	9,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.220%, 7–17–13 (C)	3,900	3,900
Illinois Tool Works Inc.,
0.090%, 7–9–13 (C)	29,736	29,734
Kellogg Co.,
0.180%, 7–8–13 (C)	9,000	9,000
Novartis Finance Corp. (GTD by Novartis AG),
0.070%, 7–1–13 (C)	31,300	31,299
PACCAR Financial Corp. (GTD by PACCAR Inc.):
0.080%, 7–23–13 (C)	10,000	9,999
0.090%, 7–25–13 (C)	10,000	9,999
Roche Holdings, Inc.:
0.100%, 7–19–13 (C)	8,000	8,000
0.100%, 9–12–13 (C)	1,330	1,330
St. Jude Medical, Inc.,
0.220%, 7–1–13 (C)	6,257	6,257
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.080%, 7–3–13 (C)	10,000	10,000
Target Corporation,
0.080%, 7–1–13 (C)	10,000	10,000
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank),
0.100%, 7–25–13 (C)	10,000	9,999

Total Capital Canada Ltd. (GTD by Total S.A.),
0.090%, 7–8–13 (C)	10,000	10,000
Virginia Electric and Power Company,
0.270%, 7–15–13 (C)	10,000	9,999
Wal-Mart Stores, Inc.,
0.070%, 7–8–13 (C)	10,000	10,000

		304,850

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (D)	4,381	4,381

TOTAL SHORT-TERM SECURITIES – 19.4%		$309,231
(Cost: $309,232)

TOTAL INVESTMENT SECURITIES – 98.2%		$1,563,972
(Cost: $1,565,380)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.8%		28,364

NET ASSETS – 100.0%		$1,592,336

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $143,570 or 9.0% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(C)	Rate shown is the yield to maturity at June 30, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$942,235	$—
Municipal Bonds	—	14,999	—
United States Government Agency Obligations	—	198,855	—
United States Government Obligations	—	98,652	—
Short-Term Securities	—	309,231	—
Total	$—	$1,563,972	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,565,380

Gross unrealized appreciation	16,321
Gross unrealized depreciation	(17,729)
Net unrealized depreciation	$(1,408)

SCHEDULE OF INVESTMENTS Ivy Managed European/Pacific Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	587	$14,490
Ivy Pacific Opportunities Fund, Class I	4,162	55,724

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$70,214
(Cost: $59,002)

SHORT-TERM SECURITIES – 0.4%	Principal
Master Note
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (A)	$251	$251

(Cost: $251)

TOTAL INVESTMENT SECURITIES – 99.9%		$70,465
(Cost: $59,253)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		101

NET ASSETS – 100.0%		$70,566

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$70,214	$—	$—
Short-Term Securities	—	251	—
Total	$70,214	$251	$—

There were no transfers between any levels during the period ended June 30, 2013.

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$59,253

Gross unrealized appreciation	11,212
Gross unrealized depreciation	—
Net unrealized appreciation	$11,212

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	744	$18,376
Ivy Global Income Allocation Fund, Class I	1,253	17,952
Ivy International Core Equity Fund, Class I	2,345	38,088
Ivy International Growth Fund, Class I	1,034	36,799
Ivy Pacific Opportunities Fund, Class I	5,274	70,614

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$181,829
(Cost: $158,667)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (A)	$283	$283

(Cost: $283)

TOTAL INVESTMENT SECURITIES – 100.0%		$182,112
(Cost: $158,950)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		54

NET ASSETS – 100.0%		$182,166

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$181,829	$—	$—
Short-Term Securities	—	283	—
Total	$181,829	$283	$—

There were no transfers between any levels during the period ended June 30, 2013.

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$158,950

Gross unrealized appreciation	23,162
Gross unrealized depreciation	—
Net unrealized appreciation	$23,162

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 0.8%
Pacer International, Inc. (A)	153	$967

Alternative Carriers – 1.4%
inContact, Inc. (A)	134	1,099
Lumos Networks Corp.	35	604

		1,703

Apparel, Accessories & Luxury Goods – 1.4%
Movado Group, Inc.	48	1,614

Application Software – 1.7%
Callidus Software Inc. (A)	167	1,103
Model N, Inc. (A)	40	925

		2,028

Asset Management & Custody Banks – 0.6%
Internet Capital Group, Inc. (A)	61	692

Auto Parts & Equipment – 1.1%
Amerigon Incorporated (A)	69	1,283

Automotive Retail – 1.3%
America’s Car-Mart, Inc. (A)	14	614
TravelCenters of America LLC (A)	78	858

		1,472

Biotechnology – 6.7%
Achillion Pharmaceuticals, Inc. (A)	142	1,163
Clovis Oncology, Inc. (A)	37	2,492
Enanta Pharmaceuticals, Inc. (A)	82	1,459
KaloBios Pharmaceuticals, Inc. (A)	66	374
LipoScience, Inc. (A)	91	634
NewLink Genetics Corporation (A)	56	1,112
Synergy Pharmaceuticals Inc. (A)	150	649

		7,883

Building Products – 3.7%
American Woodmark Corporation (A)	38	1,332
Builders FirstSource, Inc. (A)	226	1,352
NCI Building Systems, Inc. (A)	62	953
PGT, Inc. (A)	86	744

		4,381

Casinos & Gaming – 1.9%
Multimedia Games Holding Company, Inc. (A)	85	2,206

Commercial Printing – 0.7%
InnerWorkings, Inc. (A)	77	840

Communications Equipment – 2.8%
Ixia (A)	51	946
Procera Networks, Inc. (A)	69	945
Ruckus Wireless, Inc (A)	39	496
Ubiquiti Networks, Inc.	54	950

		3,337

Computer Storage & Peripherals – 0.7%
Datalink Corporation (A)	80	853

Construction & Farm Machinery & Heavy Trucks – 2.6%
Commercial Vehicle Group, Inc. (A)	57	427
Greenbrier Companies, Inc. (The) (A)	54	1,314
Wabash National Corporation (A)	129	1,311

		3,052

Consumer Finance – 1.2%
Regional Management Corp. (A)	57	1,425

Electronic Equipment & Instruments – 0.6%
CUI Global, Inc. (A)	126	699

Electronic Manufacturing Services – 0.5%
Fabrinet (A)	28	385
Uni-Pixel, Inc. (A)	16	228

		613

Food Distributors – 0.7%
Chefs’ Warehouse Holdings, LLC (The) (A)	46	783

Food Retail – 1.8%
Natural Grocers by Vitamin Cottage, Inc. (A)	71	2,188

Health Care Equipment – 2.5%
Cardiovascular Systems Inc. (A)	42	893
Cynosure, Inc., Class A (A)	55	1,439
Rockwell Medical, Inc. (A)	82	297
Syneron Medical Ltd. (A)	42	369

		2,998

Health Care Supplies – 4.2%
Quidel Corporation (A)	97	2,479
Spectranetics Corporation (The) (A)	130	2,423

		4,902

Health Care Technology – 1.7%
HealthStream, Inc. (A)	58	1,459
Streamline Health Solutions, Inc. (A)	84	551

		2,010

Home Improvement Retail – 0.7%
Tile Shop Holdings, Inc. (A)	30	860

Homebuilding – 1.4%
M/I Homes, Inc. (A)	47	1,074
Wiliam Lyon Homes, Class A (A)	22	555

		1,629

Homefurnishing Retail – 0.8%
Kirkland’s, Inc. (A)	57	978

Human Resource & Employment Services – 1.6%
WageWorks, Inc. (A)	54	1,867

Internet Software & Services – 9.3%
Boingo Wireless, Inc. (A)	77	479
Envestnet, Inc. (A)	68	1,667
Gogo Inc. (A)	77	1,070
Move, Inc. (A)	125	1,600
Responsys, Inc. (A)	71	1,015
SciQuest, Inc. (A)	46	1,140
SPS Commerce, Inc. (A)	50	2,727
Tremor Video, Inc. (A)	35	311
Web.com Group, Inc. (A)	29	735

		10,744

IT Consulting & Other Services – 2.0%
InterXion Holding N.V. (A)	40	1,053
Official Payments Holdings, Inc. (A)	63	429
Virtusa Corporation (A)	39	871

		2,353

Leisure Facilities – 0.5%
Town Sports International Holdings, Inc.	56	604

Leisure Products – 2.4%
Arctic Cat Inc.	40	1,799
Black Diamond, Inc. (A)	66	618
Nautilus Group, Inc. (The) (A)	53	456

		2,873

Managed Health Care – 1.0%
Molina Healthcare, Inc. (A)	32	1,175

Movies & Entertainment – 1.1%
Rentrak Corporation (A)	64	1,286

Oil & Gas Drilling – 0.6%
Pioneer Drilling Company (A)	112	738

Oil & Gas Equipment & Services – 2.6%
Basic Energy Services, Inc. (A)	96	1,164
RigNet, Inc. (A)	50	1,279
Willbros Group, Inc. (A)	103	634

		3,077

Oil & Gas Exploration & Production – 0.5%
Triangle Petroleum Corporation (A)	85	593

Packaged Foods & Meats – 0.5%
Inventure Foods, Inc. (A)	64	533

Personal Products – 0.9%
Inter Parfums, Inc.	40	1,141

Pharmaceuticals – 2.7%
NuPathe Inc. (A)	60	182
Pacira Pharmaceuticals, Inc. (A)	102	2,964

		3,146

Regional Banks – 0.9%
TriState Capital Holdings, Inc. (A)	73	1,005

Restaurants – 6.7%
Chuy’s Holdings, Inc. (A)	46	1,744
Del Frisco’s Restaurant Group, Inc. (A)	50	1,060
Diversified Restaurant Holdings, Inc. (A)	59	471
Fiesta Restaurant Group, Inc. (A)	52	1,788
Noodles & Company, Class A (A)	14	526
Red Robin Gourmet Burgers, Inc. (A)	26	1,418
Ruth’s Hospitality Group, Inc.	79	957

		7,964

Semiconductor Equipment – 1.8%
FormFactor, Inc. (A)	87	587
Nanometrics Incorporated (A)	52	763
Nova Measuring Instruments Ltd. (A)	91	825

		2,175

Semiconductors – 2.3%
Exar Corporation (A)	71	767
MagnaChip Semiconductor Corporation (A)	59	1,069
RDA Microelectronics, Inc., ADR	81	892

		2,728

Steel – 0.5%
Universal Stainless & Alloy Products, Inc. (A)	19	566

Systems Software – 5.2%
Fleetmatics Group plc (A)	31	1,030
Gigamon Inc. (A)	36	998
Imperva, Inc. (A)	24	1,058
Infolox Inc. (A)	49	1,431
Proofpoint, Inc. (A)	62	1,509

		6,026

Thrifts & Mortgage Finance – 0.8%
PennyMac Financial Services, Inc., Class A (A)	44	942

Trading Companies & Distributors – 2.0%
DXP Enterprises, Inc. (A)	36	2,391

Trucking – 4.3%
Celadon Group, Inc.	90	1,644
Marten Transport, Ltd.	82	1,288
Roadrunner Transportation Systems, Inc. (A)	60	1,666
Vitran Corporation Inc., Class A (A)	65	422

		5,020

TOTAL COMMON STOCKS – 93.7%		$110,343
(Cost: $80,902)

INVESTMENT FUNDS
Registered Investment Companies – 0.4%
iShares Russell 2000 Growth Index Fund	4	424

TOTAL INVESTMENT FUNDS – 0.4%		$424
(Cost: $373)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.4%
Illinois Tool Works Inc.,
0.100%, 7–5–13 (B)	$2,000	2,000
McCormick & Co. Inc.,
0.130%, 7–1–13 (B)	3,154	3,154

		5,154

Master Note – 3.0%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (C)	3,549	3,549

TOTAL SHORT-TERM SECURITIES – 7.4%		$8,703
(Cost: $8,703)

TOTAL INVESTMENT SECURITIES – 101.5%		$119,470
(Cost: $89,978)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5%)		(1,803)

NET ASSETS – 100.0%		$117,667

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$110,343	$—	$—
Investment Funds	424	—	—
Short-Term Securities	—	8,703	—
Total	$110,767	$8,703	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$89,978

Gross unrealized appreciation	32,368
Gross unrealized depreciation	(2,876)
Net unrealized appreciation	$29,492

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	1,974	$75,015

Apparel Retail – 1.1%
DSW Inc., Class A	543	39,887

Apparel, Accessories & Luxury Goods – 5.9%
Burberry Group plc (A)	1,733	35,604
Michael Kors Holdings Limited (B)	619	38,362
Tumi Holdings, Inc. (B)	830	19,929
Under Armour, Inc., Class A (B)	1,097	65,481
V.F. Corporation	250	48,333

		207,709

Application Software – 4.0%
ANSYS, Inc. (B)	736	53,786
Solera Holdings, Inc.	961	53,467
Ultimate Software Group, Inc. (The) (B)	268	31,443

		138,696

Asset Management & Custody Banks – 3.4%
Northern Trust Corporation	1,542	89,297
Oaktree Capital Group, LLC	646	33,950

		123,247

Auto Parts & Equipment – 1.1%
Gentex Corporation	1,639	37,770

Automotive Retail – 2.8%
CarMax, Inc. (B)	2,174	100,363

Biotechnology – 1.3%
Onyx Pharmaceuticals, Inc. (B)	551	47,857

Brewers – 0.9%
Boston Beer Company, Inc. (The), Class A (B)	189	32,298

Broadcasting – 0.9%
Discovery Holding Company, Class A (B)	436	33,643

Building Products – 1.9%
Fortune Brands Home & Security, Inc.	1,725	66,828

Coal & Consumable Fuels – 0.9%
Joy Global Inc.	665	32,268

Communications Equipment – 2.5%
Aruba Networks, Inc. (B)	2,137	32,821
F5 Networks, Inc. (B)	608	41,829
Palo Alto Networks, Inc. (B)	350	14,769

		89,419

Computer Storage & Peripherals – 2.0%
Fusion-io, Inc. (B)	2,027	28,858
NetApp, Inc.	1,174	44,365

		73,223

Construction & Farm Machinery & Heavy Trucks – 0.0%
Toro Company (The)	11	482

Construction Materials – 1.7%
Martin Marietta Materials, Inc.	610	60,022

Consumer Electronics – 1.6%
Harman International Industries, Incorporated	1,084	58,777

Data Processing & Outsourced Services – 2.2%
Vantiv, Inc., Class A (B)	2,911	80,336

Department Stores – 1.4%
Nordstrom, Inc.	867	51,953

Distillers & Vintners – 0.8%
Brown-Forman Corporation, Class B	422	28,478

Distributors – 1.8%
LKQ Corporation (B)	2,523	64,963

Electrical Components & Equipment – 2.9%
Polypore International, Inc. (B)	1,667	67,165
Roper Industries, Inc.	313	38,844

		106,009

Electronic Manufacturing Services – 1.3%
Trimble Navigation Limited (B)	1,811	47,116

Environmental & Facilities Services – 1.5%
Stericycle, Inc. (B)	477	52,631

Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Company (The)	818	39,522

Health Care Distributors – 1.8%
Henry Schein, Inc. (B)	673	64,392

Health Care Equipment – 5.0%
Intuitive Surgical, Inc. (B)	81	41,210
Varian Medical Systems, Inc. (B)	1,222	82,424
Zimmer Holdings, Inc.	724	54,251

		177,885

Health Care Facilities – 2.0%
Acadia Healthcare Company, Inc. (B)	563	18,625
Hologic, Inc. (B)	2,773	53,523

		72,148

Homefurnishing Retail – 1.2%
Williams-Sonoma, Inc.	802	44,806

Hotels, Resorts & Cruise Lines – 1.1%
Norwegian Cruise Line Holdings Ltd. (B)	1,309	39,664

Household Products – 0.8%
Church & Dwight Co., Inc.	494	30,494

Industrial Machinery – 4.6%
Graco Inc.	452	28,585
IDEX Corporation	1,085	58,385
Pall Corporation	1,210	80,361

		167,331

Internet Software & Services – 1.9%
OpenTable, Inc. (B)	454	29,021
Zillow, Inc. (B)	666	37,519

		66,540

Investment Banking & Brokerage – 1.1%
Greenhill & Co., Inc.	881		40,274

IT Consulting & Other Services – 1.9%
Teradata Corporation (B)	1,387		69,666

Leisure Products – 0.8%
Mattel, Inc.	611		27,680

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	1,041		44,498

Oil & Gas Drilling – 1.2%
Patterson-UTI Energy, Inc.	2,174		42,070

Oil & Gas Equipment & Services – 1.0%
Dril-Quip, Inc. (B)	415		37,452

Oil & Gas Exploration & Production – 4.0%
Cabot Oil & Gas Corporation	614		43,594
Continental Resources, Inc. (B)	556		47,871
Southwestern Energy Company (B)	1,411		51,556

			143,021

Packaged Foods & Meats – 1.8%
Hain Celestial Group, Inc. (The) (B)	233		15,140
Mead Johnson Nutrition Company	611		48,370

			63,510

Personal Products – 0.6%
Coty Inc., Class A (B)	1,189		20,420

Real Estate Services – 1.0%
CB Richard Ellis Group, Inc. (B)	1,569		36,661

Regional Banks – 5.1%
First Republic Bank	1,923		74,009
Signature Bank (B)	863		71,668
UMB Financial Corporation	648		36,055

			181,732

Restaurants – 2.1%
Dunkin’ Brands Group, Inc.	1,770		75,807

Semiconductors – 3.4%
Cavium Inc. (B)	851		30,098
Microchip Technology Incorporated	2,516		93,719

			123,817

Specialty Stores – 2.3%
Ulta Salon, Cosmetics & Fragrance, Inc. (B),(C)	824		82,530

Systems Software – 0.6%
ServiceNow, Inc. (B)	548		22,118

Trading Companies & Distributors – 2.2%
Fastenal Company	1,723		78,985

TOTAL COMMON STOCKS – 95.8%			$3,442,013
(Cost: $2,905,276)

PURCHASED OPTIONS	Number of Contracts (Unrounded	)
NASDAQ 100 Index, Put $2,850.00, Expires 7-20-13	302		636
Russell 2000 Index, Put $940.00, Expires 7-20-13	1,469		1,050
SPDR S&P MIDCAP 400 ETF Trust, Put $205.00, Expires 7-20-13	5,849		921

TOTAL PURCHASED OPTIONS – 0.1%			$2,607
(Cost: $3,728)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.1%
Bank of Nova Scotia, 0.150%, 7-30-13 (D)	$8,000	7,999
Corporacion Andina de Fomento, 0.230%, 7-22-13 (D)	5,000	4,999
E.I. du Pont de Nemours and Company, 0.090%, 7-16-13 (D)	4,733	4,733
Exxon Mobil Corporation, 0.050%, 7-24-13 (D)	2,000	2,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 7-31-13 (D)	6,863	6,862
Hewlett-Packard Company, 0.330%, 7-26-13 (D)	8,000	7,998
L Air Liquide S.A., 0.150%, 7-19-13 (D)	8,381	8,380
L Oreal USA, Inc., 0.050%, 7-1-13 (D)	3,171	3,171
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.120%, 7-24-13 (D)	16,500	16,500
PACCAR Financial Corp. (GTD by PACCAR Inc.), 0.080%, 7-23-13 (D)	5,100	5,100
Praxair, Inc., 0.050%, 7-2-13 (D)	4,000	4,000
Roche Holdings, Inc., 0.100%, 7-18-13 (D)	15,000	14,999
Siemens Capital Corp. (GTD by Siemens AG), 0.090%, 7-26-13 (D)	12,000	11,999
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank), 0.100%, 7-25-13 (D)	10,000	9,999
Total Capital Canada Ltd. (GTD by Total S.A.), 0.090%, 7-10-13 (D)	5,000	5,000

		113,739

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (E)	2,315	2,315

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corporation (GTD by United States Government):
0.150%, 7-3-13 (E)	5,341	5,341
0.150%, 7-7-13 (E)	3,897	3,933

		9,274

TOTAL SHORT-TERM SECURITIES – 3.5%		$125,328
(Cost: $125,293)

TOTAL INVESTMENT SECURITIES – 99.4%		$3,569,948
(Cost: $3,034,297)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		21,473

NET ASSETS – 100.0%		$3,591,421

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at June 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Ulta Salon, Cosmetics & Fragrance, Inc.	Deutsche Bank AG	Call	6,442	July 2013	$102.00	$1,095	$(1,056)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,442,013	$—	$—
Purchased Options	2,607	—	—
Short-Term Securities	—	125,328	—
Total	$3,444,620	$125,328	$—
Liabilities
Written Options	$—	$1,056	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,034,297

Gross unrealized appreciation	634,369
Gross unrealized depreciation	(98,718)
Net unrealized appreciation	$535,651

SCHEDULE OF INVESTMENTS Ivy Money Market Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.980%, 7–19–13	$4,500	$4,500
0.420%, 7–22–13 (A)	2,700	2,700
0.200%, 8–22–13	2,900	2,900
0.800%, 9–10–13	1,365	1,365
Bank of America, N.A.:
0.230%, 7–18–13	3,600	3,600
0.220%, 8–19–13	5,500	5,500
Citibank, N.A.:
0.220%, 8–1–13	1,400	1,400
0.270%, 9–25–13	5,359	5,359
0.270%, 9–26–13	5,100	5,100

Total Certificate Of Deposit – 13.2%		32,424

Commercial Paper
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.120%, 8–23–13 (B)	1,500	1,500
Anheuser–Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB):
0.170%, 7–23–13 (B)	4,904	4,904
0.230%, 8–19–13 (B)	2,150	2,149
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.100%, 7–22–13 (B)	1,000	1,000
0.120%, 8–19–13 (B)	6,000	5,999
COFCO Capital Corp. (GTD by Rabobank Nederland),
0.200%, 7–18–13 (B)	10,000	9,999
Corporacion Andina de Fomento:
0.200%, 9–18–13 (B)	3,600	3,598
0.430%, 10–8–13 (B)	2,100	2,098
0.390%, 10–28–13 (B)	1,750	1,748
0.310%, 11–26–13 (B)	4,000	3,995
Danaher Corporation,
0.110%, 7–23–13 (B)	1,113	1,113
General Electric Capital Corporation,
0.090%, 7–10–13 (B)	640	640
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.120%, 7–31–13 (B)	7,088	7,087
ICICI Bank Limited (GTD by Bank of America, N.A.):
0.270%, 7–1–13 (B)	4,000	4,000
0.320%, 7–23–13 (B)	2,000	2,000
0.300%, 9–30–13 (B)	4,800	4,796
ICICI Bank Limited (GTD by Wells Fargo Bank, N.A.),
0.220%, 7–24–13 (B)	1,000	1,000
Illinois Tool Works Inc.,
0.090%, 7–9–13 (B)	1,264	1,264
J.P. Morgan Chase & Co.,
0.360%, 7–22–13 (A)(B)	1,573	1,573
L Air Liquide S.A.:
0.140%, 7–19–13 (B)	4,645	4,645
0.150%, 7–23–13 (B)	2,500	2,500
0.140%, 8–2–13 (B)	4,000	3,999
0.180%, 9–20–13 (B)	1,000	999
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.180%, 7–2–13 (B)	5,100	5,100
Muni Impvt Corp of Los Angeles, Lease Rev (GTD by JPMorgan Chase & Co.),

0.140%, 8–8–13 (B)	3,500	3,500
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.160%, 7–31–13 (B)	5,000	4,999
St. Jude Medical, Inc.:
0.220%, 7–1–13 (B)	2,307	2,307
0.160%, 7–26–13 (B)	5,800	5,799
Wisconsin Electric Power Co.:
0.170%, 7–9–13 (B)	5,165	5,165
0.110%, 7–10–13 (B)	5,500	5,500

Total Commercial Paper – 42.7%		104,976

Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.350%, 8–2–13 (C)	1,200	1,200
0.310%, 8–8–13 (C)	4,600	4,600
0.290%, 9–12–13 (C)	4,050	4,050
Bank of Nova Scotia:
0.310%, 7–1–13 (C)	1,700	1,700
0.530%, 7–3–13 (C)	1,500	1,502
0.530%, 7–19–13 (C)	2,800	2,800
CA GO Bonds, Ser 2005A3 (GTD by Bank of America, N.A.),
0.070%, 7–7–13 (C)	1,570	1,570
Caterpillar Financial Services Corporation,
6.125%, 2–17–14	1,106	1,146
General Electric Capital Corporation,
2.100%, 1–7–14	3,000	3,026
IBM International Group Capital LLC (GTD by International Business Machines Corporation),
0.570%, 8–27–13 (C)	1,500	1,500
J.P. Morgan Chase & Co.:
0.360%, 7–22–13 (C)	1,250	1,250
1.070%, 7–24–13 (C)	1,800	1,808
0.350%, 9–7–13 (C)	3,550	3,550
2.050%, 1–24–14	600	606
4.650%, 6–1–14	2,352	2,440
Kimberly–Clark Corporation,
4.215%, 12–19–13	3,200	3,259
PepsiCo, Inc.,
0.875%, 10–25–13	1,200	1,202
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.),
0.200%, 7–7–13 (C)	1,885	1,885
Toyota Motor Credit Corporation:
0.320%, 7–1–13 (C)	2,000	2,000
1.375%, 8–12–13	720	721
0.270%, 8–22–13 (C)	6,000	6,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.200%, 7–7–13 (C)	1,135	1,135
Wells Fargo Bank, N.A.:
0.330%, 7–22–13 (C)	2,000	2,000
0.320%, 9–17–13 (C)	1,800	1,800

Total Notes – 21.5%		52,750

TOTAL CORPORATE OBLIGATIONS – 77.4%		$190,150
(Cost: $190,150)

MUNICIPAL OBLIGATIONS
California – 0.1%
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09–1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.), 0.040%, 7–1–13 (C)	250	250

Colorado – 3.1%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.), 0.140%, 7–7–13 (C)	3,000	3,000
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.), 0.080%, 7–7–13 (C)	3,970	3,970
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.060%, 7–7–13 (C)	475	475
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ–Ser A–1 (GTD by JPMorgan Chase & Co.), 0.320%, 7–7–13 (C)	250	250

		7,695

Georgia – 0.6%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company), 0.080%, 7–1–13 (C)	1,618	1,618

Kansas – 1.6%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004, 0.080%, 7–1–13 (C)	3,870	3,870

Louisiana – 1.4%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.070%, 7–1–13 (C)	2,411	2,411
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.040%, 7–1–13 (C)	1,000	1,000

		3,411

Maryland – 0.8%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.160%, 7–7–13 (C)	1,915	1,915

Michigan – 0.6%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.070%, 7–1–13 (C)	1,500	1,500

Minnesota – 0.3%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A,
0.080%, 7–1–13 (C)	690	690

Mississippi – 2.8%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.050%, 7–1–13 (C)	2,710	2,710
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.060%, 7–1–13 (C)	3,000	3,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.060%, 7–1–13 (C)	1,300	1,300

		7,010

Missouri – 0.4%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.200%, 7–7–13 (C)	950	950

New York – 1.0%
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A–1 (GTD by Wells Fargo Bank, N.A.),
0.060%, 7–7–13 (C)	500	500
NY Hsng Fin Agy, Related–Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation),
0.070%, 7–7–13 (C)	2,000	2,000

		2,500

Texas – 4.2%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.060%, 7–7–13 (C)	5,035	5,035
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.070%, 7–1–13 (C)	2,925	2,925
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.070%, 7–1–13 (C)	2,300	2,300

		10,260

Wisconsin – 1.5%
Ladysmith, WI, Var Rate Demand Indl Dev Rev Bonds (Indeck Ladysmith, LLC Proj), Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.250%, 7–7–13 (C)	2,280	2,280
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank, N.A.),
0.060%, 7–7–13 (C)	1,375	1,375

		3,655

Wyoming – 3.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.060%, 7–1–13 (C)	7,783	7,783

TOTAL MUNICIPAL OBLIGATIONS – 21.6%		$53,107
(Cost: $53,107)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government), 0.140%, 7–3–13 (C)	1,509	1,509
Totem Ocean Trailer Express, Inc. (GTD by United States Government), 0.520%, 7–30–13 (C)	823	822

Total United States Government Agency Obligations – 0.9%		2,331

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 0.9%		$2,331
(Cost: $2,331)

TOTAL INVESTMENT SECURITIES – 99.9%		$245,588
(Cost: $245,588)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.1%		(4)

NET ASSETS – 100.0%		$245,584

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets or the next demand date.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$190,150	$—
Municipal Obligations	—	53,107	—
United States Government Agency Obligations	—	2,331	—
Total	$—	$245,588	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$245,588
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.4%
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Children’s Hosp, Ser 2009, 6.000%, 6–1–39	$750	$856
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A, 5.125%, 1–1–34	750	782
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	500	582

		2,220

Arizona – 1.4%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	1,000	1,101
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	500	598
Univ Med Ctr Corp (Tucson, AZ), Hosp Rev Bonds, Ser 2009, 6.500%, 7–1–39	500	548

		2,247

California – 13.1%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds, 0.990%, 4–1–45 (A)	1,000	1,003
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1, 1.160%, 4–1–45 (A)	1,500	1,506
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	750	823
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	460	472
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B, 5.250%, 6–1–23	415	453
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–22	375	380
CA Various Purp GO Bonds:
5.000%, 2–1–22	495	508
5.250%, 9–1–26	1,500	1,660
5.250%, 10–1–29	500	531
6.500%, 4–1–33	1,000	1,200
5.000%, 4–1–37	700	735
6.000%, 11–1–39	500	580
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	2,000	2,115
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	560
5.000%, 12–1–24	500	551
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011, 5.000%, 5–15–21	1,195	1,328

CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A, 5.000%, 10–1–37	500	503
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd Tax Bonds), Ltd Tax Rfdg Bonds, Ser 2012A, 0.500%, 3–1–34 (A)	1,000	1,003
Golden State Tob Securitization Corp, Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A, 5.000%, 6–1–30	1,000	1,015
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009 F, 5.000%, 1–1–34	500	524
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A, 5.000%, 8–1–21	250	272
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	250	268
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A (Insured by NPFGC), 5.500%, 8–1–29	200	212
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 5.250%, 10–1–20	570	600
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, Ser 2010 E, 6.000%, 10–1–25	445	469
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009, 5.125%, 7–1–25	500	539
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	500	567
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	500	575
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A, 0.000%, 8–1–31 (B)	150	57
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	315	325

		21,334

Colorado – 3.0%
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	500	617
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008, 5.000%, 12–1–25	500	553
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	500	561
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	475	489
CO Hsng and Fin Auth, Sngl Fam Prog Sr and Sub Bonds, Ser 2001A-2, 6.500%, 8–1–31	205	210

CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A (Insured by FHA/VA), 5.500%, 11–1–29	355	368
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010, 5.625%, 12–1–40	500	516
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.125%, 12–1–30	500	515
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012, 5.000%, 12–1–36	300	294
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	750	850

		4,973

Connecticut – 0.9%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.000%, 6–15–22	370	417
CT GO Bonds, Series 2012D, 0.980%, 9–15–19 (A)	1,000	998

		1,415

District Of Columbia – 1.5%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	750	821
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC), 5.000%, 6–1–19	1,000	1,141
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (B)	500	465

		2,427

Florida – 6.5%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	500	529
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B, 7.000%, 4–1–39	500	566
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A-1, 5.250%, 6–1–17	400	451
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A-1, 1.310%, 6–1–15 (A)	1,000	1,012
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	555	667
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	600	813
Jacksonville, FL Better Jacksonville Sales Tax Rev Bonds, Ser 2003 (Insured by NPFGC), 5.250%, 10–1–19	250	253
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	500	589
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	500	533
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	385	415

Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	500	560
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10–1–22	500	586
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 5.000%, 10–1–17	500	575
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	500	596
Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012, 5.250%, 10–1–30	750	768
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 5.750%, 7–1–20	500	571
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	500	526
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011, 5.250%, 10–15–22	500	563

		10,573

Georgia – 0.7%
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11–1–39	500	529
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 5.750%, 1–1–20	500	580

		1,109

Hawaii – 0.7%
HI Arpt Sys Rev Bond, Rfdg Ser 2011, 5.000%, 7–1–21	1,000	1,127

Illinois – 3.8%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	200	184
5.700%, 5–1–36	250	232
Chicago GO Bonds, Proj Ser 2011A, 5.250%, 1–1–35	200	206
Chicago GO Bonds, Proj and Rfdg, Ser 2004A (Insured by AGM), 5.250%, 1–1–21	250	256
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	500	538
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.500%, 7–1–19	500	588
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C. – Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	395	424
IL GO Bonds, Ser 2012A, 4.000%, 1–1–23	1,250	1,246
State of IL GO Bonds, 5.500%, 7–1–26 (C)	500	537
Build IL Sales Tax Rev Bonds, Ser 2011, 5.000%, 6–15–27	500	547
IL Sales Tax Rev Bonds (Jr Oblig), Series 2013, 5.000%, 6–15–26	300	334
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A, 5.000%, 1–1–35	1,100	1,155

		6,247

Indiana – 1.2%
East Chicago Elem Sch Bldg Corp (Lake Cnty, IN), First Mtg Bonds, Ser 1993A, 5.500%, 1–15–16	125	126
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	500	507
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007, 5.500%, 3–1–37	250	261
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac – Phase II), Ser 2008C, 5.000%, 7–1–17	500	570
Mt. Vernon Sch Bldg Corp of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM):
5.250%, 1–15–32	500	535

		1,999

Iowa – 1.1%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 6.000%, 6–1–34	1,000	1,041
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9–1–33	750	718

		1,759

Kansas – 1.1%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	500	567
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2 (Insured by GNMA/FNMA), 5.650%, 6–1–35	90	93
Shawnee Cnty, KS Cert of Part (First Responders Comm Proj), Ser 2012, 5.000%, 9–1–24	1,050	1,144

		1,804

Kentucky – 1.7%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	569
6.500%, 3–1–45	675	750
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90, 5.750%, 11–1–19	500	595
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A, 5.000%, 7–1–16	330	370
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A, 5.250%, 7–1–28	500	532

		2,816

Louisiana – 3.5%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	750	827
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, SubLien Rev Bonds (East Baton Rouge Sewerage Comsn Proj), Ser 2013A, 5.000%, 2–1–35	1,000	1,047
LA Citizens Prop Ins Corp, Assmt Rev Rfdg Bonds, Ser 2012, 5.000%, 6–1–24	500	542

New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM), 5.000%, 12–1–26	1,500	1,626
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	500	570
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM), 5.000%, 12–1–22	1,000	1,129

		5,741

Maryland – 1.0%
MD Econ Dev Corp, Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006, 6.200%, 9–1–22	500	595
MD Hlth and Higher Edu Fac Auth Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D, 0.960%, 5–15–38 (A)	1,000	1,008

		1,603

Massachusetts – 0.9%
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	370	401
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	500	541
MA Port Auth, PFC Rev Rfdg Bonds, Ser 2010-E, 5.000%, 7–1–15	500	539

		1,481

Michigan – 2.4%
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011-A, 5.750%, 7–1–37	500	503
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A, 5.000%, 5–15–26	500	526
MI Fin Auth Rev Bonds (Detroit Sch Dist), Ser 2011, 5.500%, 6–1–21	1,000	1,124
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I, 5.000%, 10–15–18	305	347
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA (Insured by FGIC), 0.000%, 10–15–22 (B)	1,000	680
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	750	786

		3,966

Minnesota – 0.3%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	500	564

Mississippi – 0.5%
The Univ of Southn MS, S.M. Edu Bldg Corp, Rev Bonds (Campus Fac Impvt Proj), Ser 2009, 5.375%, 9–1–36	750	798

Missouri – 3.5%
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	200	200

Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	175	133
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011, 5.500%, 2–15–31	750	778
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	200	201
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	500	523
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	750	787
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A, 5.250%, 12–1–19	65	68
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	580	608
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (D)	500	35
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	230	236
Platte Cnty R-III Sch Dist Bldg Corp, Leasehold Rfdg and Impvt Rev Bonds, Ser 2008, 5.000%, 3–1–28	340	354
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007, 4.375%, 4–1–18	100	107
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A, 5.500%, 9–1–28	500	503
St. Louis Cnty, MO Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012, 5.000%, 9–1–32	1,120	1,113

		5,646

Nevada – 0.8%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	500	548
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.000%, 12–1–16	75	85
6.250%, 12–1–17	270	312
6.500%, 12–1–18	290	343

		1,288

New Hampshire – 0.7%
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4–1–38	500	580
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	150	160
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008, 6.000%, 7–1–38	345	357

		1,097

New Jersey – 5.6%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004 (Insured by AMBAC), 5.250%, 1–1–19	640	673

NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,	500	521
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	500	520
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2005O, 5.125%, 3–1–30	250	269
NJ Econ Dev Auth, Sch Fac Constr Notes, Ser 2012 H, 0.960%, 2–1–17 (A)	2,000	2,004
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C. – Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	850	914
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	500	563
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1, 5.000%, 12–1–19	500	554
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	500	597
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2, 5.000%, 12–15–16	500	564
Newark, NJ, Tax Appeal Rfdg Notes, Ser 2012E, 2.000%, 12–11–13	1,477	1,482
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	435	514

		9,175

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC), 6.000%, 1–1–37	35	38
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	75	77

		115

New York – 4.1%
Battery Park City Auth, Jr Rev Bonds (Auction Rate Sec) Ser 2003C-1 (Insured by AGM), 0.386%, 11–1–33 (A)	1,300	1,232
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	500	310
0.000%, 3–1–26 (B)	500	293
0.000%, 3–1–27 (B)	500	275
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Series 2013I, 5.000%, 5–1–29	400	444
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp Proj), Ser 1985 A (Insured by AMBAC), 0.488%, 12–1–23 (A)	1,380	1,328
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co of NY, Inc. Proj) Sub Ser 1999A-1 (Insured by AMBAC), 0.123%, 5–1–34 (A)	2,000	1,730
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11–1–30	500	562

Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	80	80
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	455	455

		6,709

North Carolina – 0.9%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.000%, 1–1–19	250	278
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	500	538
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A, 0.000%, 1–1–37 (B)	500	154
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009, 6.000%, 6–1–34	500	547

		1,517

Ohio – 0.9%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	500	533
OH Major New State Infra Proj Rev Bonds, Ser 2008-I, 6.000%, 6–15–17	395	464
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund), (Midwest Terminals Proj) Ser 2007C, 6.000%, 11–15–27	430	458

		1,455

Oklahoma – 0.9%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	230	246
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC), 5.000%, 6–1–18	905	1,049
Tulsa Pub Fac Auth, Assembly Ctr Lease Payment Rev Bonds, Rfdg Ser 1985, 6.600%, 7–1–14	125	128

		1,423

Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A, 5.500%, 7–15–35	250	262

Pennsylvania – 3.6%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A, 5.000%, 1–1–17	250	279
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012, 3.000%, 1–1–17	895	869
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A, 6.000%, 6–1–36	600	640
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	500	522

PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	500	538
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	750	794
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2, 0.000%, 12–1–28 (B)	1,500	1,421
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM), 5.250%, 12–15–24	445	480
Philadelphia Auth Indl Dev Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12–15–31	400	417

		5,960

Puerto Rico – 3.7%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 5.500%, 7–1–39	1,250	1,146
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	500	499
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien), 6.000%, 7–1–38	500	485
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 6.000%, 7–1–44	700	675
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	750	742
PR Elec Power Auth, Power Rev Bonds, Ser ZZ, 5.250%, 7–1–24	1,000	972
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser DDD, 5.000%, 7–1–21	1,000	992
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B, 5.500%, 8–1–31	250	230
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (B)	500	370

		6,111

Rhode Island – 0.5%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	565	623
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A, 6.250%, 12–1–27	185	185

		808

Tennessee – 0.3%
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C, 5.250%, 6–1–18	500	568

Texas – 9.5%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC), 5.000%, 8–15–18	300	339
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	250	267

Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A, 9.250%, 3-1-24	500	621
Clifton Higher Edu Fin Corp, Edu Rev Bonds (IDEA Pub Sch), Ser 2011, 5.750%, 8–15–41	500	524
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C, 5.000%, 3–1–17	500	567
Harris Cnty Cultural Edu Fac Fin Corp, Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D, 5.000%, 11–15–16	200	223
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–33	500	481
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 7–1–32	500	505
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.500%, 5–15–31	1,000	1,151
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C, 0.660%, 5–15–34 (A)	500	505
Howard Cnty, TX GO Bonds, Ser 2008, 4.650%, 2–15–24	505	522
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 5.750%, 5–15–23	500	579
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	500	530
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 5.625%, 12–1–17	505	525
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008A, 6.000%, 1–1–25	500	566
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (B)	1,000	440
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008, 5.500%, 2–15–20	500	570
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp- Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	500	519
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.625%, 11–15–27	250	255
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–16	1,000	1,081
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	500	577
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010, 7.500%, 6–30–33	750	912
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008, 5.250%, 3–15–19	355	413
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-B, 1.250%, 8–15–42 (A)	2,500	2,503
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	325	372

		15,547

Utah – 0.4%
Midvale, UT Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012:
2.000%, 10–15–16	195	198
2.000%, 10–15–17	465	470

		668

Vermont – 0.0%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM), 5.500%, 11–1–37	50	52

Virgin Islands – 1.0%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Cruzan Proj), Ser 2009A, 6.000%, 10–1–39	500	526
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 5.000%, 10–1–25	1,000	1,051

		1,577

Virginia – 0.8%
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E, 5.500%, 7–1–20	415	449
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B, 5.250%, 8–1–22	250	286
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	500	575

		1,310

Washington – 1.1%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010, 5.750%, 1–1–41	750	805
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A, 6.500%, 11–15–33	500	542
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	500	509

		1,856

West Virginia – 0.5%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.500%, 10–1–31	300	326
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C, 5.500%, 6–1–39	500	522

		848

Wisconsin – 1.7%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B, 5.000%, 12–1–19	1,000	1,147
WPPI Enrg, Power Supply Sys Rev Bonds, Ser 2013 A, 5.000%, 7–1–37	1,000	1,034
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	500	552

		2,733

Wyoming – 0.5%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004, 5.750%, 6–1–34	300	295
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.250%, 1–1–23	500	562

		857

TOTAL MUNICIPAL BONDS – 88.0%		$143,785
(Cost: $137,098)

SHORT-TERM SECURITIES
Master Note – 0.4%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (E)	656	656

Municipal Obligations – 10.9%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997, 0.080%, 7–1–13 (E)	2,000	2,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.040%, 7–1–13 (E)	2,500	2,500
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.), 0.050%, 7–7–13 (E)	3,950	3,950
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank, N.A.), 0.040%, 7–1–13 (E)	5,150	5,150
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.050%, 7–1–13 (E)	4,288	4,288

		17,888

TOTAL SHORT-TERM SECURITIES – 11.3%		$18,544
(Cost: $18,544)

TOTAL INVESTMENT SECURITIES – 99.3%		$162,329
(Cost: $155,642)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		1,060

NET ASSETS – 100.0%		$163,389

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(B)	Zero coupon bond.

(C)	Purchased on a when-issued basis with settlement subsequent to June 30, 2013.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$139,495	$4,290
Short-Term Securities	—	18,544	—
Total	$—	$158,039	$4,290

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4–1–13	$4,291
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(1)
Purchases	—
Sales	—
Accrued discounts/premiums	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	— *
Ending Balance 6–30–13	$4,290
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6–30–13	$(1)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6–30–13	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$4,290	Third-party vendor pricing service	Vendor quotes

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

VA = Department of Veterans Affairs

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$155,642

Gross unrealized appreciation	8,810
Gross unrealized depreciation	(2,123)
Net unrealized appreciation	$6,687

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.1%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A, 5.000%, 6–1–21	$1,000	$1,161
Fairfield, AL GO Warrants, Ser 2012, 6.000%, 6–1–37	8,485	8,492
Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds (Intl Paper Co Proj), Ser 2011A, 5.375%, 12–1–35	5,750	5,997

		15,650

Alaska – 0.6%
Northn Tob Securitzation Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6–1–46	11,000	8,587

Arizona – 4.4%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.016%, 1–1–37 (A)	20,000	17,942
La Paz Cnty, AZ, Indl Dev Auth, Indl Dev Rev Sr Lien, Imperial Rgnl Detention Fac Proj, 7.800%, 10–1–39	25,000	23,340
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008:
7.500%, 5–1–19	1,825	2,158
8.000%, 5–1–25	7,500	9,233
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,315	1,316
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–27	2,390	2,510
6.250%, 12–1–42	2,150	2,211
6.250%, 12–1–46	1,000	1,023
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	500	500
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	3,500	3,890

		64,123

Arkansas – 0.0%
Pub Fac Board of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A, 6.000%, 6–1–40	500	533

California – 10.3%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A, 6.750%, 7–1–39	4,000	4,193
Anaheim Cmnty Facs Dist No. 08-1 (Platinum Triangle), Spl Tax Bonds, Ser 2010,
6.250%, 9–1–40	5,275	5,431
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	2,170	2,226

CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	1,505	1,727
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B, 8.000%, 10–1–22	400	454
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,150	967
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–42	1,200	1,078
CA Various Purp GO Bonds:
6.000%, 4–1–35	500	576
6.000%, 4–1–38	5,225	6,018
6.000%, 11–1–39	4,445	5,157
State Pub Works Board of CA, Lease Rev Bonds (Var Cap Proj), 2012 Ser G, 5.000%, 11–1–37	8,000	8,240
CA Statewide Cmnty Dev Auth Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 6.625%, 11–15–24	2,490	2,763
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southrn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	2,000	2,227
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.250%, 11–15–41	6,000	6,648
CA Statewide Cmnty Dev Auth, Rev Bonds (Thomas Jefferson Sch of Law), Ser 2008 A:
7.250%, 10–1–32	3,400	3,387
7.250%, 10–1–38	5,000	4,984
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	7,375	7,504
6.350%, 7–1–46	250	257
CA Statewide Cmnty Dev Auth Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11–1–33	1,400	1,261
5.875%, 11–1–43	1,890	1,671
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	1,000	779
Cmnty Redev Agy of Hawthorne, Cmnty Fac Dist No. 1999-1 (Gateway Ctr), 2010 Spl Tax Rfdg Bonds, 6.125%, 10–1–25	2,200	2,275
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–29	75	82
7.000%, 10–1–32	510	562
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp), Ser 2007, 4.625%, 6–1–21	4,260	4,147
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010:
5.750%, 9–1–29	225	231
5.750%, 9–1–31	365	373
6.000%, 9–1–39	1,000	1,023

Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9–15–40	1,500	1,582
Cert of Part, Oro Grande Elementary Sch Dist, Ser 2013, 5.125%, 9–15–42	2,130	1,811
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	4,935	5,292
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert ofPart, 6.000%, 11–1–41	3,000	3,094
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,705	2,857
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds, 8.000%, 8–1–38	100	110
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
7.000%, 12–1–26	5,000	5,682
8.000%, 12–1–26	1,400	1,691
8.000%, 12–1–31	9,400	11,173
7.500%, 12–1–41	5,700	6,512
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2010A, 5.000%, 7–1–21	2,000	2,299
Arpt Comsn of San Francisco, San Francisco Intl Arpt, Second Ser Rev Rfdg Bonds, Ser 2012A:
5.000%, 5–1–28	2,500	2,735
5.000%, 5–1–29	1,750	1,900
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–34	2,500	2,624
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	8,000	8,261
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A, 4.750%, 6–1–25	6,060	6,032
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	12,500	10,371

		150,267

Colorado – 3.7%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	9,005	9,155
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010, 6.125%, 10–1–40	5,000	5,221
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	1,000	1,030
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	85	94
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	230	253
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	1,460	1,485

CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2009A, 7.250%, 1–1–19	100	105
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A, 6.250%, 11–15–40	1,250	1,318
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6–1–32	2,610	2,662
7.125%, 6–1–47	3,000	3,074
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	4,345	4,597
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	3,500	3,576
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007, 5.500%, 12–15–27	4,660	4,507
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010:
6.500%, 1–15–30	3,000	3,401
6.000%, 1–15–41	2,990	3,277
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006, 5.750%, 12–1–36	4,269	3,958
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	3,774	3,364
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	2,524	2,503

		53,580

Connecticut – 0.5%
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A, 5.500%, 1–1–14	45	45
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	2,000	2,173
Stamford, CT Spl Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A, 7.000%, 4–1–41	5,000	5,107

		7,325

Delaware – 0.8%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010, 5.375%, 10–1–45	7,000	6,868
Sussex Cnty, DE, Recovery Zone Fac Bonds (Indian River Power LLC Proj), Ser 2010, 6.000%, 10–1–40	4,500	4,842

		11,710

District Of Columbia – 0.1%
Metro WA Arpts Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 0.000%, 10–1–44 (B)	1,000	801

Florida – 3.2%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	710	748
6.750%, 11–1–39	1,490	1,575
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	5,685	6,158

FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–30	5,000	5,114
6.000%, 9–15–40	2,000	2,023
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012A, 6.125%, 6–15–43	5,500	4,820
FL Dev Fin Corp, Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B, 7.500%, 6–15–18	1,700	1,700
FL Hurricane Catastrophe Fund Fin Corp, Rev Bonds, Ser 2010A, 5.000%, 7–1–15	1,000	1,080
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at HealthPark FL, Inc. Proj), Ser 2012, 6.500%, 10–1–47	6,000	6,251
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–25	1,000	1,099
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–40	4,800	5,720
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	5,200	6,201
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 6.000%, 8–1–45	4,220	4,465

		46,954

Georgia – 0.6%
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A, 8.750%, 6–1–29	4,700	5,645
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	2,500	2,647
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	250	254
7.400%, 1–1–34	815	822

		9,368

Guam – 0.9%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, 6.625%, 12–1–30	1,400	1,462
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A, 6.875%, 12–1–40	3,500	3,689
Govt of GU, GO Bonds, Ser 2009A:
5.750%, 11–15–14	65	67
7.000%, 11–15–39	7,000	7,527

		12,745

Hawaii – 0.6%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	1,450	1,676
9.000%, 11–15–44	4,200	4,825
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012, 5.750%, 5–15–42	2,000	1,921

		8,422

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	1,026
6.250%, 7–1–45	550	560

		1,586

Illinois – 9.3%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	1,275	1,172
5.700%, 5–1–36	4,160	3,859
Cert of Part, Metra Market of Chicago, L.L.C. Redev Proj, Ser A, 6.870%, 2–15–24	1,400	1,470
Chicago Midway Arpt, Second Lien Rev Bonds, Ser 2010B, 5.000%, 1–1–34	1,500	1,588
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12–1–43	6,000	5,342
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A, 5.750%, 1–1–39	1,000	1,089
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010, 6.125%, 12–1–18	2,500	2,693
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp Proj), Ser 2010, 6.500%, 10–15–40	11,000	11,221
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012, 5.625%, 12–1–31	1,525	1,354
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	370	386
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A:
5.875%, 2–15–26	1,000	1,019
5.875%, 2–15–38	2,500	2,515
IL Fin Auth, Rev Bonds (Navistar Intl Corp Proj), Ser 2010, 6.500%, 10–15–40	10,500	10,712
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A, 8.000%, 5–15–40	15,000	17,196
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A, 8.000%, 5–15–46	6,500	7,432
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010D-3, 6.000%, 5–15–17	1,400	1,402
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–44	10,000	10,729
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	7,000	7,831
IL Fin Auth Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.625%, 5–15–42	4,500	4,375
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A, 5.000%, 1–1–38	5,000	5,219
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (B)	1,840	1,365
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	10,255	10,891
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	1,750	2,160

SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	490	525
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A, 7.000%, 7–1–41	6,000	6,085
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3–1–23	5,775	5,811
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	500	524
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	1,500	1,545
Upper IL River Vly Dev Auth Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012, 6.500%, 12–1–32	4,935	4,660
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,139
7.375%, 11–15–45	1,500	1,556

		134,865

Indiana – 2.4%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,550	1,666
7.000%, 11–15–32	2,000	2,120
7.125%, 11–15–42	7,500	7,911
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	10	10
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	205	211
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp Proj), Ser 2012A, 5.000%, 6–1–39	7,000	6,753
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A, 9.000%, 7–1–39	1,075	1,255
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	3,170	3,425
Rockport, IN, Pollutn Ctrl Rev Rfdg Bonds (IN MI Power Co Proj), Ser 2009A, 6.250%, 6–1–25	1,000	1,050
Terre Haute, IN Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8–1–39	4,000	3,752
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	1,880	1,954
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006, 5.350%, 1–15–27	3,975	3,859
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	1,400	1,447

		35,413

Iowa – 0.2%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A, 6.750%, 11–15–37	3,000	3,081

Kansas – 0.8%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	500	567
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009, 6.000%, 9–1–30 (A)	1,000	1,003
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	4,000	3,948
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A, 6.000%, 11–15–38	5,000	5,010
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9–1–22	500	345
5.500%, 9–1–26	370	235
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (B)	925	597

		11,705

Kentucky – 1.5%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	12,000	13,262
6.500%, 3–1–45	6,000	6,667
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp Proj), Ser 2010, 6.375%, 8–1–40	2,000	2,132

		22,061

Louisiana – 0.7%
LA Local Govt Envirnmt, Fac and Comm Dev Auth, Rev Bonds (Westlake Chemical Corp Projs) (Ike Zone), Ser 2010A-2, 6.500%, 11–1–35	8,975	9,764
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	745	839

		10,603

Maine – 0.2%
ME Hlth and Higher Edu Fac Auth, Rev Bonds (EastnME Med Ctr Oblig Group Issue) Ser 2013, 5.000%, 7–1–43	2,000	2,009
Portland, ME, Gen Arpt Rev Bonds, Ser 2010, 5.000%, 1–1–30	500	527

		2,536

Maryland – 0.4%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	500	544
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	4,350	4,615

		5,159

Massachusetts – 2.4%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A, 7.875%, 6–1–44 (C)	200	92
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2, 6.250%, 6–1–14 (C)	55	27

MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc., Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC), 0.398%, 1–1–31(A)	42,500	34,850

		34,969

Michigan – 7.0%
Detroit, MI, GO Bonds, Ser 2004-A(1) (Insured by AMBAC),
5.250%, 4–1–23	1,420	1,106
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1),
7.000%, 7–1–27	6,000	6,561
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33	5,500	6,125
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,600	1,787
7.500%, 7–1–39	2,500	2,802
Flint Hosp Bldg Auth, Rev Rfdg Bonds (Hurley Med Ctr), Ser 2003,
6.000%, 7–1–20	4,115	4,119
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A:
6.000%, 7–1–35	2,785	2,887
6.250%, 7–1–40	15,500	16,095
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,386
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,002
7.450%, 10–1–41	2,000	2,015
MI Fin Auth, Rev Bonds (Sch Dist of Detroit), Ser2012,
5.000%, 6–1–20	1,425	1,598
MI Fin Auth, State Aid Rev Notes (Sch Dist of Detroit), Ser 2001A-1,
8.000%, 10–1–30	2,480	2,651
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	13,000	14,137
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds,Sr Current Int Bonds, Ser 2007A,
5.125%, 6–1–22	4,430	3,958
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Backed Bonds, Ser 2008A,
6.875%, 6–1–42	17,500	17,539
Econ Dev Corp of Oakland Cnty, Ltd Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	6,425	6,642
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V:
8.000%, 9–1–29	55	67
8.250%, 9–1–39	4,750	5,812
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	150	162

		101,451

Minnesota – 0.3%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	4,350	5,072

Missouri – 4.0%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	575	616
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004:
6.000%, 3–1–19	2,610	2,628
6.250%, 3–1–24	1,100	1,101
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2006,
5.625%, 3–1–25	520	494
Belton, MO Tax Incr Rev Bonds (Belton MarketplaceRedev Proj), Ser 2012,
6.375%, 12–1–29	2,035	1,909
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	250	193
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	152
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	105	99
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	250	211
5.400%, 10–1–26	385	299
5.500%, 10–1–31	425	308
5.550%, 10–1–36	325	223
Hanley/Eager Road Trans Dev Dist, Rfdg Rev Bonds, Ser 2012A,
6.000%, 3–1–42	1,500	1,482
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,360	2,341
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,365	1,385
6.500%, 1–1–35	7,000	7,061
Indl Dev Auth of Kansas City, MO, Sales Tax Rev Bonds, (Ward Prkwy Ctr Cmnty Impvt Dist Proj), Ser 2011,
6.750%, 10–1–41	2,400	2,440
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (C)	3,950	2,331
Indl Dev Auth of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010A,
8.250%, 5–15–45	1,000	1,143
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
6.000%, 4–1–18 (C)	1,170	812
7.000%, 4–1–28 (C)	535	372
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,000	894
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj) Ser 2011,
7.250%, 4–1–30	5,000	5,056
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2007,
5.500%, 10–1–22	205	206
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Hwy 141/Manchester Road Proj), Ser 2010,
6.875%, 11–1–39	5,090	5,257

Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	1,230	1,260
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
6.500%, 10–1–30	1,000	1,115
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	225	208
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	2,000	140
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	220	226
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	4,000	4,014
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B, 9.000%, 11–1–31	8,975	9,047
The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007,
5.750%, 11–1–27	940	902
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (B)	750	210
0.000%, 7–15–37 (B)	1,500	397
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	1,000	1,002
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009,
7.500%, 4–1–32	1,150	1,230

		58,764

Nebraska – 1.2%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	14,000	14,231
5.000%, 9–1–42	3,000	2,961

		17,192

Nevada – 0.3%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A:
6.000%, 6–15–15	2,100	2,215
8.000%, 6–15–30	1,500	1,645
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	313

		4,173

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,460

New Jersey – 1.6%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.250%, 9–15–29	5,000	4,713

NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000,
7.000%, 11–15–30	2,000	2,001
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,032
5.000%, 6–15–28	1,000	1,014
5.000%, 6–15–29	500	503
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B:
7.125%, 12–1–23	850	1,106
7.500%, 12–1–32	450	595
Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A Sr Current Int Bonds,
4.750%, 6–1–34	5,000	4,007
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	10,000	8,025

		22,996

New York – 3.3%
Hudson Yards Infra Corp, Hudson Yards Sr Rev Bonds, Ser 2012A,
5.750%, 2–15–47	5,000	5,493
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	6,750	3,812
6.700%, 1–1–43	13,000	7,342
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16	3,825	3,928
7.750%, 8–1–31	5,295	5,881
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM),
5.000%, 10–1–22	1,000	1,125
The Orange Co Funding Corp (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	11,500	10,428
Rockland, NY, Rev Anticipation Notes, Ser 2012C,
2.500%, 9–24–13	6,570	6,582
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	310	310
7.250%, 1–1–30	1,940	1,941
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	700	701

		47,543

North Carolina – 0.1%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,547

Ohio – 2.8%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Garfield Heights Proj), Ser 2004D,
5.250%, 5–15–23	1,145	1,089
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,600	2,812

Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
6.500%, 11–15–39	1,225	1,227
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	500	567
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis HlthCare Sys Oblig Group Proj), Ser 2013,
5.000%, 2–15–48	8,000	6,947
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	11,090	12,626
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	500	530
OH Higher Edu Fac Rev Bonds (Ashland Univ 2010 Proj),
6.250%, 9–1–24	945	969
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds(Mem Hlth Sys of OH),
6.000%, 12–1–42	3,750	3,909
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C,
6.375%, 11–15–32	310	317
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B,
5.500%, 5–15–28	840	887
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003,
5.375%, 12–1–35	9,000	9,072

		40,952

Oklahoma – 0.6%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,026
6.000%, 11–15–38	7,495	7,379

		9,405

Oregon – 1.0%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	1,240	1,497
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	1,135	1,172
6.375%, 9–1–40	1,750	1,829
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,180	5,711
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012:
6.000%, 5–15–42	2,900	2,958
6.000%, 5–15–47	1,600	1,628

		14,795

Pennsylvania – 4.6%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	200	231
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	5,221
Delaware Cnty, PA Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmty Charter Sch Proj), Ser 2010A,
5.250%, 8–15–30	1,500	1,265

Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	18,500	16,381
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7–1–12 (C)	70	19
PA Econ Dev Fin Auth, Solid Waste Disp Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2004A,
4.700%, 11–1–21	675	700
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	2,530	2,672
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,112
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
0.000%, 12–1–38 (A)	20,000	18,382
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	1,041
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,137
7.625%, 12–15–41	6,925	7,259
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	2,000	2,071
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	1,250	1,273
Hosp and Higher Edu Fac Auth of Philadelphia, Hosp Rev Bonds (Temple Univ Hlth Sys Oblig Grp), Ser 2012A,
5.625%, 7–1–42	3,000	2,906

		66,670

Puerto Rico – 4.2%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	3,000	2,950
5.500%, 7–1–39	5,000	4,581
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C,
6.500%, 7–1–40	3,000	3,081
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
6.000%, 7–1–47	12,000	11,401
PR Pub Bldg Auth, Govt Fac Rev Rfdg Bonds, Ser U,
5.250%, 7–1–42	8,755	7,631
PR Elec Power Auth, Power Rev Bonds, Ser 2012A,
5.000%, 7–1–42	10,000	8,820
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX:
5.750%, 7–1–36	2,415	2,391
5.250%, 7–1–40	5,270	4,843
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B:
6.000%, 8–1–25	5,025	4,997
6.000%, 8–1–26	1,000	983
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	8,000	8,519

PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010C,
6.500%, 8–1–35	1,000	1,084

		61,281

South Carolina – 0.3%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,720
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A:
6.000%, 4–1–30	1,510	1,664
6.500%, 4–1–42	750	842

		4,226

Tennessee – 0.6%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	8,515	8,650
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	500	552

		9,202

Texas – 16.5%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,471
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	3,150	3,386
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	500	622
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	500	131
0.000%, 1–1–40 (B)	500	100
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2011,
6.250%, 1–1–46	3,000	3,273
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013,
5.000%, 1–1–42	3,000	2,789
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	8,000	7,911
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	10,000	10,224
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Rfdg Bonds, Ser 2012B,
5.000%, 11–1–32	5,000	5,158
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	125	130
9.000%, 9–1–38	1,250	1,300
Harris Cnty, TX, Toll Road Sr Lien, Rev Rfdg Bonds (SIFMA Index Bonds), Ser 2012A:
0.690%, 8–15–17 (A)	2,110	2,111
0.840%, 8–15–18 (A)	2,000	2,021
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	500	523
Harris Cnty Indl Dev Corp, Arpt Fac Rev Rfdg Bonds (Continental Airlines, Inc. Proj), Ser 1998,
5.375%, 7–1–19	4,500	4,378

Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2–15–33	2,000	1,924
6.000%, 2–15–38	250	235
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,112
5.000%, 7–1–26	2,680	2,954
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	3,800	4,452
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	2,560	2,995
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,196
Love Field Arpt Modernization Corp, Spl Fac Rev Bonds (SW Airlines Co. – Love Field Modernization Prog Proj), Ser 2012,
5.000%, 11–1–28	4,000	3,875
Lubbock Hlth Fac Dev Corp, First Mtg Rev and RfdgBonds (Carillon Sr LifeCare Cmnty Proj), Ser 2005A,
6.500%, 7–1–26	1,500	1,549
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr LifeCare Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	7,000	7,134
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2007,
5.500%, 2–15–37	6,025	6,061
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	5,000	5,297
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds(Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser2011,
6.875%, 12–1–24	2,540	2,643
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (B)	8,500	5,922
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	376
6.500%, 8–15–39	200	216
Red River Hlth Fac Dev Corp, First Mtg Rev Bonds (Eden Home, Inc. Proj), Ser 2012:
7.000%, 12–15–32	6,200	6,286
7.250%, 12–15–42	3,800	3,846
Sanger, TX, Indl Dev Corp, Indl Dev Rev Bonds (TXPellets Proj), Ser 2012B,
8.000%, 7–1–38	5,000	5,114
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A:
6.000%, 11–15–26	2,035	2,128
6.000%, 11–15–36	6,615	6,863
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	3,000	3,090
5.625%, 11–15–27	250	255
5.750%, 11–15–37	11,840	11,903
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,715
8.125%, 11–15–39	5,000	5,400

Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A, 7.750%, 6–1–39	155	172
TX Muni Gas Acquisition and Supply Corp I, Gas Supply Rev Bonds, Ser 2008D, 6.250%, 12–15–26	20,000	23,112
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–32	3,000	2,974
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	12,975	14,981
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,439
7.500%, 6–30–33	2,700	3,283
7.000%, 6–30–40	16,930	19,849
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	10,000	11,037
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	2,000	2,159
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8–15–41	10,000	10,043
Travis Cnty Hlth Fac Dev Corp, Ret Fac Rev Bonds (Querencia at Barton Creek Proj), Ser 2005A, 5.100%, 11–15–15	400	420
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011, 8.000%, 8–15–34	5,000	5,653

		240,191

Utah – 0.4%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A, 5.300%, 6–1–28	350	371
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010, 6.375%, 7–15–40	2,160	2,208
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010, 6.250%, 7–15–30	1,015	1,046
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B, 7.000%, 7–15–45	2,100	2,275

		5,900

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 6.625%, 10–1–29	935	1,047

Virginia – 2.3%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
6.000%, 6–1–43	3,039	2,742
2.000%, 10–1–48	983	—
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds Ser 2011A, 6.875%, 3–1–36	4,300	4,721

Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A, 6.125%, 1–1–35	1,000	967
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership – Sussex Apt Proj), Ser 1996, 8.000%, 9–1–26	450	423
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	470	561
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco, LLC Proj), Ser 2012:
6.000%, 1–1–37	13,000	13,291
5.500%, 1–1–42	7,500	7,198
VA Small Business Fin Auth Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012, 5.000%, 7–1–34	3,000	2,762
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	860	954
7.500%, 7–1–29	25	29

		33,648

Washington – 1.2%
Indl Dev Corp of the Port of Seattle, spl Fac RevRfdg Bonds (Delta Air Lines, Inc. Proj), Ser 2012, 5.000%, 4–1–30	4,000	3,680
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 8–1–33	1,635	1,741
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	2,250	2,503
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2005, 5.375%, 12–1–22	500	520
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007, 5.625%, 12–1–25	500	520
WA Hsng Fin Comsn, Nonprofit Hsng Rev And Rfdg Rev Bonds (Mirabella Proj), Ser 2012 C, 5.000%, 10–1–17	3,515	3,464
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	250	303
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	865
7.000%, 7–1–31	1,680	1,859
7.000%, 7–1–39	2,000	2,197

		17,652

West Virginia – 0.3%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.750%, 10–1–37	4,000	4,366

Wisconsin – 0.9%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7–1–42	2,500	2,372
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009:
7.250%, 9–15–29	2,180	2,400
7.625%, 9–15–39	5,500	6,079

WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,312
6.125%, 6–1–39	250	267

		12,430

TOTAL MUNICIPAL BONDS – 98.6%		$1,435,006
(Cost: $1,420,893)

TOTAL INVESTMENT SECURITIES – 98.6%		$1,435,006
(Cost: $1,420,893)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		19,241

NET ASSETS – 100.0%		$1,454,247

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	—	1,400,156	34,850
Total	$—	$1,400,156	$34,850

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4–1–13	$97,173
Net realized gain (loss)	553
Net unrealized appreciation (depreciation)	(3,111)
Purchases	815
Sales	(60,580)
Accrued discounts/premiums	— *
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 6–30–13	$34,850
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6–30–13	$(2,090)

There were no transfers between any levels during the period ended June 30, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6–30–13	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$34,850	Third-party vendor pricing service	Vendor quotes

The following acronym is used throughout this schedule:

GTD = Guaranteed

AMBAC = American Municipal Bond Assurance Corp.

AGM = Assured Guaranty Municipal

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,420,893

Gross unrealized appreciation	55,950
Gross unrealized depreciation	(41,837)
Net unrealized appreciation	$14,113

SCHEDULE OF INVESTMENTS Ivy Pacific Opportunities Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

China – 23.4%
Baidu.com, Inc., ADR (A)	103	$9,704
Bona Film Group Limited, ADR (A)	601	2,380
BYD Electronic (International) Company Limited	10,572	5,643
China Communications Services Corporation Limited, H Shares	23,364	14,761
China Construction Bank Corporation	16,653	11,788
China Minsheng Banking Corp., Ltd., H Shares	16,700	16,341
China Oilfield Services Limited	5,150	10,079
China Resources Power Holdings Company Limited	2,442	5,818
China Shanshui Cement Group Limited	13,959	6,281
China Zenix Auto International Limited, ADR (A)	434	1,127
CNOOC Limited	5,224	8,864
Guodian Technology & Environment Group Corporation Limited	20,881	6,354
Huaneng Power International, Inc., H Shares	9,968	9,871
Industrial and Commercial Bank of China Limited, H Shares	19,338	12,192
Longtop Financial Technologies Limited, ADR (A)	195	—	*
Tencent Holdings Limited	403	15,805

		137,008

Hong Kong – 9.5%
AIA Group Limited	3,626	15,358
Angang Steel Company Limited, H Shares	6,096	2,995
China Modern Dairy Holdings Ltd., H Shares (A)	22,464	6,430
China Overseas Land & Investment Limited	4,664	12,237
Galaxy Entertainment Group Limited, ADR (A)	3,787	18,553

		55,573

India – 10.6%
Bajaj Auto Ltd. (A)	186	6,032
Federal Bank Limited (The)	325	2,238
Grasim Industries Limited	169	7,833
HDFC Bank Limited	571	6,431
ICICI Bank Limited	564	10,162
Indiabulls Real Estate Limited	2,743	2,912
Just Dial Limited (A)(B)	400	4,376
Lupin Limited	265	3,490
Reliance Industries Limited	647	9,398
State Bank of India	277	9,111

		61,983

Indonesia – 0.8%
PT Matahari Department Store Tbk (A)(B)	3,900	4,558

Malaysia – 0.6%
AirAsia X Berhad (A)(B)	9,000	3,561

Philippines – 3.9%
GT Capital Holdings Incorporated (B)	353	6,493
LT Group, Inc. (B)	18,900	9,887
Universal Robina Corporation	2,309	6,680

		23,060

Singapore – 6.1%
DBS Group Holdings Ltd	1,054	12,889

Keppel Corporation Limited	1,621	13,300
Singapore Telecommunications Limited	3,280	9,756

		35,945

South Korea – 15.9%
Duksan Hi-Metal Co., LTD. (A)	158	3,511
Hana Financial Group, Inc.	204	5,953
Hyundai Mobis	29	6,956
Hyundai Motor Company	63	12,447
NHN Corporation	25	6,433
Samsung Electronics Co., Ltd.	24	27,685
Samsung SDI Co., Ltd.	55	6,578
Shinhan Financial Group Co Ltd	285	9,382
SK hynix Inc.	524	14,328

		93,273

Taiwan – 11.0%
Cathay Financial Holding Co., Ltd.	6,509	8,883
Cheng Shin Rubber Industry Co., Ltd.	2,101	6,632
Chinatrust Financial Holding Company, Ltd.	10,784	6,675
Delta Electronics, Inc.	1,318	6,003
MediaTek Incorporation	629	7,314
Novatek Microelectronics Corp.	1,396	6,777
Taiwan Mobile Co., Ltd.	1,997	7,896
Taiwan Semiconductor Manufacturing Company Ltd.	1,989	7,366
Yuanta Financial Holdings Co., Ltd.	13,093	6,815

		64,361

Thailand – 3.1%
BTS Rail Mass Transit Growth Infrastructure Fund (A)(B)	8,000	2,786
Thai Beverage Public Company Limited	32,469	15,114

		17,900

United Kingdom – 2.3%
HSBC Holdings plc	1,312	13,744

United States – 1.1%
Samsonite International S.A.	2,667	6,423

TOTAL COMMON STOCKS – 88.3%		$517,389
(Cost: $483,392)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
iShares FTSE China 25 Index Fund, Call $33.50, Expires 9–23–13	3,100	343

TOTAL PURCHASED OPTIONS – 0.1%		$343
(Cost: $350)

CORPORATE DEBT SECURITIES	Principal
India – 0.0%
Dr. Reddy’s Laboratories Ltd., 9.250%, 3–24–14 (C)	INR1,480	126

TOTAL CORPORATE DEBT SECURITIES – 0.0%		$126
(Cost: $–)

SHORT-TERM SECURITIES

Commercial Paper – 7.9%
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 7–31–13 (D)	$4,000	4,000
Google Inc., 0.050%, 7–16–13 (D)	5,399	5,399
Mondelez International, Inc., 0.150%, 7–1–13 (D)	5,338	5,338
Target Corporation, 0.070%, 7–2–13 (D)	15,000	15,000
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank), 0.110%, 7–29–13 (D)	7,000	6,999
Total Capital Canada Ltd. (GTD by Total S.A.), 0.070%, 7–3–13 (D)	10,000	10,000

		46,736

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (E)	4,477	4,477

TOTAL SHORT-TERM SECURITIES – 8.7%		$51,213
(Cost: $51,213)

TOTAL INVESTMENT SECURITIES – 97.1%		$569,071
(Cost: $534,955)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.9%		17,174

NET ASSETS – 100.0%		$586,245

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $31,661 or 5.4% of net assets.

(C)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (INR – Indian Rupee).

(D)	Rate shown is the yield to maturity at June 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

The following total return swap agreements were outstanding at June 30, 2013:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$5,513	China Vanke Company Ltd.	6–17–14	USD LIBOR + 0.700%	$(377)

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following written options were outstanding at June 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Baidu.com, Inc., ADR	N/A	Put	370	September 2013	$85.00	$230	$(108)
iShares FTSE China 25 Index Fund	N/A	Put	3,100	September 2013	29.00	186	(172)
	N/A	Call	3,100	September 2013	36.00	115	(115)
Tencent Holdings Limited	Citibank N.A.	Call	4,030	August 2013	HKD340.00	265	(257)
						$796	$(652)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$65,110	$—	$—
Consumer Staples	38,111	—	—
Energy	28,341	—	—
Financials	169,604	—	—
Health Care	3,490	—	—
Industrials	22,439	—	3,561
Information Technology	121,524	—	—	*
Materials	17,108	—	—
Telecommunication Services	32,412	—	—
Utilities	15,689	—	—
Total Common Stocks	$513,828	$—	$3,561
Purchased Options	343	—	—
Corporate Debt Securities	—	126	—
Short-Term Securities	—	51,213	—
Total	$514,171	$51,339	$3,561
Liabilities
Swap Agreements	$—	$377	$—
Written Options	$287	$365	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$534,955

Gross unrealized appreciation	62,505
Gross unrealized depreciation	(28,389)
Net unrealized appreciation	$34,116

SCHEDULE OF INVESTMENTS Ivy Real Estate Securities Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 2.6%
Spirit Realty Capital, Inc.	121	$2,149
Vornado Realty Trust	144	11,965

		14,114

Health Care Facilities – 0.7%
Brookdale Senior Living, Inc. (A)	155	4,088

Homebuilding – 0.8%
Lennar Corporation	48	1,723
Toll Brothers, Inc. (A)	89	2,914

		4,637

Hotels, Resorts & Cruise Lines – 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	52	3,311

Industrial REITs – 5.3%
EastGroup Properties, Inc.	95	5,340
ProLogis	585	22,049
Pure Industrial Real Estate Trust (B)	374	1,634

		29,023

Mortgage REITs – 1.0%
Blackstone Mortgage Trust, Inc., Class A	71	1,756
Colony Financial, Inc.	183	3,630

		5,386

Office REITs – 15.6%
BioMed Realty Trust, Inc.	369	7,457
Boston Properties, Inc.	214	22,517
Brandywine Realty Trust	266	3,590
Digital Realty Trust, Inc.	193	11,749
Duke Realty Corporation	480	7,482
Dundee Real Estate Investment Trust (B)	29	906
Hudson Pacific Properties, Inc.	214	4,562
Kilroy Realty Corporation	185	9,807
Parkway Properties, Inc.	300	5,020
SL Green Realty Corp.	144	12,717

		85,807

Office Services & Supplies – 0.4%
CyrusOne Inc.	109	2,265

Real Estate Operating Companies – 0.9%
Forest City Enterprises, Inc., Class A (A)	275	4,923

Residential REITs – 18.6%
American Campus Communities, Inc.	175	7,105
Apartment Investment and Management Company, Class A	185	5,556
AvalonBay Communities, Inc.	162	21,882
Camden Property Trust	162	11,166
Campus Crest Communities, Inc.	138	1,591
Colonial Properties Trust	87	2,101
Equity Residential	387	22,453
Essex Property Trust, Inc.	80	12,694
Mid-America Apartment Communities, Inc.	120	8,142
Post Properties	190	9,389

		102,079

Retail REITs – 27.0%
Acadia Realty Trust	220	5,435
Agree Realty Corporation	159	4,681
AmREIT, Inc., Class B	95	1,838
CBL & Associates Properties, Inc.	406	8,699
DDR Corp.	641	10,668
Federal Realty Investment Trust	52	5,401
General Growth Properties, Inc.	622	12,348
Kimco Realty Corporation	546	11,695
Kite Realty Group Trust	588	3,547
Macerich Company (The)	192	11,678
RioCan Real Estate Investment Trust (B)	205	4,933
Simon Property Group, Inc.	341	53,800
Tanger Factory Outlet Centers, Inc.	234	7,843
Taubman Centers, Inc.	87	6,561

		149,127

Specialized REITs – 23.1%
CubeSmart	419	6,688
Entertainment Properties Trust	35	1,780
HCP, Inc.	357	16,213
Health Care REIT, Inc.	269	17,998
Hersha Hospitality Trust	417	2,355
Host Hotels & Resorts, Inc.	770	12,986
LaSalle Hotel Properties	110	2,725
Plum Creek Timber Company, Inc.	33	1,517
Public Storage, Inc.	176	26,985
Rayonier Inc.	45	2,515
Sovran Self Storage, Inc.	91	5,922
Summit Hotel Properties, Inc.	544	5,143
Sunstone Hotel Investors, Inc. (A)	307	3,710
Ventas, Inc.	293	20,342

		126,879

Wireless Telecommunication Service – 1.6%
American Tower Corporation, Class A	67	4,902
SBA Communications Corporation (A)	49	3,595

		8,497

TOTAL COMMON STOCKS – 98.2%		$540,136
(Cost: $400,757)

PREFERRED STOCKS
Office REITs – 0.1%
Digital Realty Trust, Inc., 7.000%	25	641

Specialized REITs – 0.4%
Pebblebrook Hotel Trust, Series B, 8.000%	92	2,382

TOTAL PREFERRED STOCKS – 0.5%		$3,023
(Cost: $2,905)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (C)	$4,033	4,033

TOTAL SHORT-TERM SECURITIES – 0.7%		$4,033
(Cost: $4,033)

TOTAL INVESTMENT SECURITIES – 99.4%		$547,192
(Cost: $407,695)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		3,062

NET ASSETS – 100.0%		$550,254

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$540,136	$—	$—
Preferred Stocks	3,023	—	—
Short-Term Securities	—	4,033	—
Total	$543,159	$4,033	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$407,695
Gross unrealized appreciation	143,029
Gross unrealized depreciation	(3,532)
Net unrealized appreciation	$139,497

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 0.6%
Darling International Inc. (A)	812	$15,150

Application Software – 8.2%
ACI Worldwide, Inc. (A)	1,637	76,102
Aspen Technology, Inc. (A)	4,250	122,370
Silver Spring Networks, Inc. (A)	518	12,929

		211,401

Biotechnology – 7.8%
ARIAD Pharmaceuticals, Inc. (A)	2,490	43,556
bluebird bio, Inc. (A)	213	5,316
Ironwood Pharmaceuticals, Inc., Class A (A)	740	7,363
Isis Pharmaceuticals, Inc. (A)	1,600	42,989
Vertex Pharmaceuticals Incorporated (A)	1,266	101,076

		200,300

Commodity Chemicals – 0.3%
BioAmber Inc. (A)(B)	1,171	7,962

Communications Equipment – 1.0%
Cisco Systems, Inc.	1,082	26,303

Computer Hardware – 2.6%
Apple Inc.	167	66,185

Computer Storage & Peripherals – 1.0%
EMC Corporation	1,057	24,957

Construction & Engineering – 0.3%
Abengoa, S.A., Class B (C)	3,415	6,889

Consumer Electronics – 1.7%
Harman International Industries, Incorporated	822	44,568

Data Processing & Outsourced Services – 9.4%
Alliance Data Systems Corporation (A)	619	111,986
Euronet Worldwide, Inc. (A)	1,810	57,672
EVERTEC, Inc. (A)	875	19,222
QIWI plc, ADR	836	19,404
WNS (Holdings) Limited, ADR (A)	2,114	35,275

		243,559

Electronic Components – 1.0%
Universal Display Corporation (A)	927	26,063

Electronic Equipment & Instruments – 1.0%
Itron, Inc. (A)	633	26,858

Fertilizers & Agricultural Chemicals – 2.0%
Monsanto Company	513	50,704

Health Care Equipment – 2.5%
Boston Scientific Corporation (A)	4,276	39,635
Volcano Corporation (A)	1,418	25,707

		65,342

Health Care Facilities – 2.7%
Tenet Healthcare Corporation (A)	1,508	69,500

Health Care Services – 0.3%
Fleury S.A. (C)	566	4,658
Fleury S.A. (C)(D)	422	3,468

		8,126

Health Care Technology – 1.7%
Cerner Corporation (A)	456	43,846

Industrial Machinery – 4.8%
ESCO Technologies Inc. (B)	1,411	45,682
Pentair, Inc.	1,323	76,330

		122,012

Integrated Telecommunication Services – 3.1%
CenturyLink, Inc.	1,188	41,992
China Unicom Limited (C)	19,094	25,357
Windstream Corporation	1,730	13,340

		80,689

Internet Software & Services – 5.4%
21Vianet Group, Inc., ADR (A)	856	9,700
Facebook, Inc., Class A (A)	1,711	42,540
Google Inc., Class A (A)	100	87,949

		140,189

IT Consulting & Other Services – 5.3%
Acxiom Corporation (A)	3,683	83,539
iGATE Corporation (A)	2,555	41,947
SK C&C Co., Ltd. (C)	128	11,155

		136,641

Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	657	28,072

Managed Health Care – 4.0%
Odontoprev S.A. (C)	4,062	16,731
UnitedHealth Group Incorporated	1,309	85,727

		102,458

Movies & Entertainment – 0.7%
News Corporation Limited, Class A	526	17,161

Office Services & Supplies – 0.2%
CyrusOne Inc.	261	5,417

Oil & Gas Equipment & Services – 0.5%
Forum Energy Technologies, Inc. (A)	389	11,846

Research & Consulting Services – 0.4%
Qualicorp S.A. (A)(C)	363	2,760
Qualicorp S.A. (A)(C)(D)	1,144	8,712

		11,472

Semiconductor Equipment – 1.0%
Nanometrics Incorporated (A)	673	9,870
Photronics, Inc. (A)	1,983	15,985

		25,855

Semiconductors – 20.1%
Cree, Inc. (A)	2,458	156,966
Cypress Semiconductor Corporation	2,683	28,790
Marvell Technology Group Ltd.	2,175	25,472
Micron Technology, Inc. (A)	13,201	189,165
Rambus Inc. (A)	1,633	14,027
Samsung Electronics Co., Ltd. (C)	61	71,445
Spansion Inc. (A)	838	10,492
Spreadtrum Communications, Inc., ADR	882	23,153

		519,510

Systems Software – 0.5%
Allot Communications Ltd. (A)	885	12,132

TOTAL COMMON STOCKS – 91.2%		$2,351,167
(Cost: $1,664,901)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber Inc., Expires 5–9–17 (E)	1,126	619

TOTAL WARRANTS – 0.0%		$619
(Cost: $132)

CORPORATE DEBT SECURITIES	Principal
Semiconductors – 0.3%
JinkoSolar Holding Co., Ltd., Convertible, 4.000%, 5–15–16 (D)	$12,730	7,630

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$7,630
(Cost: $11,715)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.1%
Banco del Estado de Chile, 0.190%, 7–30–13	2,000	2,000

Commercial Paper – 9.3%
Abbott Laboratories, 0.100%, 8–22–13 (F)	16,000	15,998
Becton Dickinson & Co., 0.170%, 7–31–13 (F)	10,000	9,999
Bemis Company, Inc., 0.260%, 7–31–13 (F)	6,500	6,499
Clorox Company (The):
0.270%, 7–10–13 (F)	10,000	9,999
0.240%, 7–25–13 (F)	4,250	4,249
Corporacion Andina de Fomento, 0.230%, 7–24–13 (F)	5,000	4,999
Exxon Mobil Corporation:
0.050%, 7–24–13 (F)	2,000	2,000
0.080%, 7–30–13 (F)	10,000	9,999
General Mills, Inc., 0.130%, 7–15–13 (F)	10,000	9,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.110%, 7–17–13 (F)	5,000	5,000
Illinois Tool Works Inc., 0.100%, 7–10–13 (F)	10,000	10,000
Mondelez International, Inc., 0.150%, 7–1–13 (F)	22,937	22,936
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.120%, 7–24–13 (F)	5,000	5,000
PACCAR Financial Corp. (GTD by PACCAR Inc.):
0.070%, 7–9–13 (F)	18,000	18,000
0.080%, 7–29–13 (F)	12,600	12,599
Roche Holdings, Inc.:
0.100%, 7–18–13 (F)	6,000	6,000
0.100%, 9–12–13 (F)	10,000	9,998
Siemens Capital Corp. (GTD by Siemens AG), 0.090%, 7–26–13 (F)	34,000	33,997
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.080%, 7–3–13 (F)	10,000	10,000
Total Capital Canada Ltd. (GTD by Total S.A.):
0.070%, 7–3–13 (F)	10,000	10,000
0.090%, 7–8–13 (F)	15,000	15,000
Virginia Electric and Power Company, 0.270%, 7–15–13 (F)	7,610	7,609

		239,880

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (G)	31	31

Municipal Obligations – Taxable – 0.9%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.050%, 7–7–13 (G)	1,000	1,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.060%, 7–7–13 (G)	4,410	4,410
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.050%, 7–1–13 (G)	10,825	10,825
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.060%, 7–1–13 (G)	1,415	1,415
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.), 0.060%, 7–7–13 (G)	916	916
NYC GO Bonds, Fiscal 2008 Series L-4, 0.040%, 7–1–13 (G)	5,000	5,000

		23,566

TOTAL SHORT-TERM SECURITIES – 10.3%		$265,477
(Cost: $265,478)

TOTAL INVESTMENT SECURITIES – 101.8%		$2,624,893
(Cost: $1,942,226)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.8%)		(45,814)

NET ASSETS – 100.0%		$2,579,079

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $19,810 or 0.8% of net assets.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the yield to maturity at June 30, 2013.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$61,730	$—	$—
Consumer Staples	15,150	—	—
Energy	11,846	—	—
Health Care	517,643	—	—
Industrials	145,790	—	—
Information Technology	1,459,653	—	—
Materials	58,666	—	—
Telecommunication Services	80,689	—	—
Total Common Stocks	$2,351,167	$—	$—
Warrants	619	—	—
Corporate Debt Securities	—	7,630	—
Short-Term Securities	—	265,477	—
Total	$2,351,786	$273,107	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,942,226
Gross unrealized appreciation	748,403
Gross unrealized depreciation	(65,736)
Net unrealized appreciation	$682,667

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.3%
Acquity Group Ltd, ADR (A)	250	$3,239

Aerospace & Defense – 0.3%
KEYW Holding Corporation (A)	249	3,298

Air Freight & Logistics – 1.6%
Hub Group, Inc. (A)	426	15,504

Apparel Retail – 1.9%
Stage Stores, Inc.	199	4,672
Zumiez Inc. (A)	447	12,862

		17,534

Apparel, Accessories & Luxury Goods – 0.8%
Fifth & Pacific Companies, Inc. (A)	323	7,220

Application Software – 6.8%
ACI Worldwide, Inc. (A)	41	1,926
Model N, Inc. (A)	167	3,899
Qlik Technologies Inc. (A)	463	13,089
SS&C Technologies Holdings, Inc. (A)	329	10,837
Tyler Technologies, Inc. (A)	109	7,472
Ultimate Software Group, Inc. (The) (A)	232	27,217

		64,440

Asset Management & Custody Banks – 4.5%
Affiliated Managers Group, Inc. (A)	183	30,017
Financial Engines, Inc.	151	6,883
Safeguard Scientifics, Inc. (A)	166	2,663
WisdomTree Investment, Inc. (A)	271	3,132

		42,695

Automotive Retail – 3.0%
Asbury Automotive Group, Inc. (A)	320	12,812
Lithia Motors, Inc.	295	15,742

		28,554

Biotechnology – 3.5%
Cepheid (A)	327	11,250
Incyte Corporation (A)	769	16,916
Ironwood Pharmaceuticals, Inc., Class A (A)	508	5,055

		33,221

Brewers – 1.0%
Boston Beer Company, Inc. (The), Class A (A)	56	9,590

Communications Equipment – 3.0%
Aruba Networks, Inc. (A)	265	4,072
Finisar Corporation (A)	224	3,788
Ixia (A)	570	10,488
JDS Uniphase Corporation (A)	712	10,239

		28,587

Construction & Engineering – 1.0%
Primoris Services Corporation	498	9,828

Construction & Farm Machinery & Heavy Trucks – 3.8%
Wabash National Corporation (A)	991	10,089
Westinghouse Air Brake Technologies Corporation	473	25,283

		35,372

Consumer Finance – 1.6%
First Cash Financial Services, Inc. (A)	302	14,868

Data Processing & Outsourced Services – 2.1%
Jack Henry & Associates, Inc.	418	19,677

Distributors – 1.4%
Pool Corporation	261	13,669

Diversified Support Services – 2.5%
Portfolio Recovery Associates, Inc. (A)	157	24,072

Education Services – 0.3%
Bright Horizons Family Solutions Inc. (A)	74	2,572

Electrical Components & Equipment – 1.0%
II-VI Incorporated (A)	431	7,012
Powell Industries, Inc. (A)	43	2,200

		9,212

Electronic Equipment & Instruments – 0.5%
OSI Systems, Inc. (A)	75	4,815

Electronic Manufacturing Services – 1.4%
IPG Photonics Corporation	216	13,130

Environmental & Facilities Services – 2.8%
Team, Inc. (A)	384	14,530
Waste Connections, Inc.	288	11,865

		26,395

Food Distributors – 1.1%
United Natural Foods, Inc. (A)	192	10,382

Health Care Equipment – 4.0%
DexCom, Inc. (A)	607	13,627
Heartware International, Inc. (A)	174	16,539
Thoratec Corporation (A)	184	5,752
Volcano Corporation (A)	156	2,824

		38,742

Health Care Facilities – 1.9%
Community Health Systems, Inc.	375	17,594

Health Care Supplies – 0.8%
Endologix, Inc. (A)	538	7,138

Homebuilding – 0.7%
Taylor Morrison Home Corporation, Class A (A)	263	6,402

Human Resource & Employment Services – 0.9%
Kforce Inc.	583	8,505

Industrial Machinery – 0.3%
Graham Corporation	91	2,730

Internet Software & Services – 3.4%
Demandware, Inc. (A)	523	22,167
ExactTarget, Inc. (A)	215	7,243
Gogo Inc. (A)	210	2,934

		32,344

IT Consulting & Other Services – 0.3%
Luxoft Holding, Inc., Class A (A)	110	2,188
ServiceSource International, LLC (A)	102	949

		3,137

Leisure Facilities – 2.0%
Vail Resorts, Inc.	302	18,585

Office Services & Supplies – 1.2%
HNI Corporation	80	2,878
United Stationers Inc.	253	8,482

		11,360

Oil & Gas Equipment & Services – 2.1%
Dril-Quip, Inc. (A)	108	9,715
Matrix Service Company (A)	653	10,171

		19,886

Oil & Gas Exploration & Production – 2.5%
Bonanza Creek Energy, Inc. (A)	209	7,399
Gulfport Energy Corporation (A)	171	8,030
Oasis Petroleum LLC (A)	214	8,326

		23,755

Regional Banks – 6.6%
Bank of the Ozarks, Inc.	390	16,886
Signature Bank (A)	115	9,556
SVB Financial Group (A)	431	35,885

		62,327

Restaurants – 5.5%
Brinker International, Inc.	352	13,860
Chuy’s Holdings, Inc. (A)	319	12,238
Noodles & Company, Class A (A)	28	1,029
Panera Bread Company, Class A (A)	123	22,834
Sonic Corp. (A)	184	2,676

		52,637

Semiconductor Equipment – 0.3%
Rubicon Technology, Inc. (A)	324	2,598

Semiconductors – 5.4%
Diodes Incorporated (A)	346	8,991
Microsemi Corporation (A)	385	8,768
Power Integrations, Inc.	292	11,831
Semtech Corporation (A)	615	21,525

		51,115

Specialty Stores – 1.1%
Cabela’s Incorporated, Class A (A)	155	10,051

Systems Software – 2.4%
Cyan, Inc. (A)	186	1,943
Infolox Inc. (A)	341	9,971
MICROS Systems, Inc. (A)	217	9,364
Tableau Software, Inc., Class A (A)	21	1,174

		22,452

Trading Companies & Distributors – 4.2%
Beacon Roofing Supply, Inc. (A)	267	10,110
Rush Enterprises, Inc. (A)	444	10,991
Watsco, Inc.	213	17,893

		38,994

Trucking – 1.9%
Landstar System, Inc.	340	17,525

TOTAL COMMON STOCKS – 93.7%		$885,751
(Cost: $626,271)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 6.0%
Danaher Corporation,
0.110%, 7–24–13 (B)	$5,000	5,000
E.I. du Pont de Nemours and Company,
0.070%, 7–8–13 (B)	5,000	5,000
Exxon Mobil Corporation:
0.050%, 7–24–13 (B)	2,000	2,000
0.080%, 7–30–13 (B)	10,000	9,998
General Mills, Inc.,
0.150%, 7–8–13 (B)	4,000	4,000
Kellogg Co.,
0.180%, 7-8-13 (B)	5,000	5,000

L’ Air Liquide S.A.,
0.160%, 7–26–13 (B)	3,800	3,800
McCormick & Co. Inc.,
0.130%, 7–1–13 (B)	7,236	7,236
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.120%, 7–24–13 (B)	4,000	4,000
Novartis Finance Corp. (GTD by Novartis AG),
0.070%, 7–1–13 (B)	5,000	5,000
Wal-Mart Stores, Inc.,
0.070%, 7–8–13 (B)	6,000	6,000

		57,034

Master Note – 0.4%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (C)	3,913	3,913

TOTAL SHORT-TERM SECURITIES – 6.4%		$60,947
(Cost: $60,947)

TOTAL INVESTMENT SECURITIES – 100.1%		$946,698
(Cost: $687,218)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(1,270)

NET ASSETS – 100.0%		$945,428

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at June 30, 2013:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
JP Morgan	$14,188	Biotech Custom Index	10-1-13	1M LIBOR less 30 bps	$(303)

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying index.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$885,751	$—	$—
Short-Term Securities	—	60,947	—
Total	$885,751	$60,947	$—
Liabilities
Swap Agreements	$—	$303	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$687,218

Gross unrealized appreciation	267,205
Gross unrealized depreciation	(7,725)
Net unrealized appreciation	$259,480

SCHEDULE OF INVESTMENTS Ivy Small Cap Value Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.7%
Triumph Group, Inc.	61	$4,796

Apparel Retail – 4.5%
AnnTaylor Stores Corporation (A)	105	3,493
Express, Inc. (A)	166	3,489
Stage Stores, Inc.	237	5,572

		12,554

Apparel, Accessories & Luxury Goods – 0.7%
Jones Apparel Group, Inc.	143	1,964

Application Software – 1.4%
Synchronoss Technologies, Inc. (A)	121	3,732

Auto Parts & Equipment – 5.4%
Dana Holding Corporation	353	6,793
Visteon Corporation (A)	130	8,231

		15,024

Broadcasting – 6.0%
Entercom Communications Corp. (A)	390	3,684
Nexstar Broadcasting Group, Inc. (A)	229	8,105
Sinclair Broadcast Group, Inc. (A)	167	4,892

		16,681

Construction & Engineering – 2.1%
Foster Wheeler Ltd. (A)	268	5,818

Construction & Farm Machinery & Heavy Trucks – 3.1%
Manitowoc Company, Inc. (The)	292	5,224
Terex Corporation (A)	129	3,385

		8,609

Data Processing & Outsourced Services – 0.6%
CoreLogic, Inc. (A)	69	1,599

Electric Utilities – 1.5%
Great Plains Energy Incorporated	186	4,188

Forest Products – 0.7%
Boise Cascade Company (A)	81	2,053

Gas Utilities – 2.0%
Southwest Gas Corporation	115	5,365

Health Care Facilities – 4.7%
Community Health Systems, Inc.	96	4,491
HealthSouth Corporation (A)	216	6,229
LifePoint Hospitals, Inc. (A)	48	2,330

		13,050

Homebuilding – 2.0%
M.D.C. Holdings, Inc.	103	3,361
Tri Pointe Homes, LLC (A)	129	2,136

		5,497

Metal & Glass Containers – 1.2%
Owens-Illinois, Inc. (A)	116	3,235

Movies & Entertainment – 2.5%
Cinemark Holdings, Inc.	247	6,902

Office REITs – 2.1%
Corporate Office Properties Trust	20	502
Lexington Corporation Properties Trust	456	5,330

		5,832

Oil & Gas Equipment & Services – 6.0%
Basic Energy Services, Inc. (A)	157	1,896
GulfMark Offshore, Inc.	121	5,465
Key Energy Services, Inc. (A)	478	2,841
McDermott International, Inc. (A)	772	6,312

		16,514

Oil & Gas Exploration & Production – 3.4%
Berry Petroleum Company	114	4,811
LinnCo LLC	44	1,655
Petroleum Development Corporation (A)	56	2,873

		9,339

Oil & Gas Storage & Transportation – 2.3%
Atlas Pipeline Partners, L.P.	164	6,271

Paper Packaging – 2.2%
Boise Inc.	677	5,779

Personal Products – 0.7%
Inter Parfums, Inc.	66	1,885

Property & Casualty Insurance – 2.7%
Argo Group International Holdings, Ltd.	177	7,507

Publishing – 2.6%
E. W. Scripps Company (The) (A)	253	3,946
Valassis Communications, Inc.	128	3,150

		7,096

Real Estate Operating Companies – 1.7%
Forest City Enterprises, Inc., Class A (A)	258	4,612

Regional Banks – 6.4%
Bank of Marin Bancorp	51	2,059
First Horizon National Corporation	465	5,208
First Niagara Financial Group, Inc.	564	5,681
Zions Bancorporation	153	4,415

		17,363

Reinsurance – 4.4%
Endurance Specialty Holdings Ltd.	113	5,819
Reinsurance Group of America, Incorporated	92	6,358

		12,177

Semiconductor Equipment – 2.1%
Teradyne, Inc. (A)	338	5,937

Semiconductors – 2.9%
Freescale Semiconductor, Inc. (A)	306	4,145
Spansion Inc. (A)	320	4,010

		8,155

Specialized REITs – 1.1%
Strategic Hotels & Resorts, Inc. (A)	357	3,160

Specialty Chemicals – 1.5%
Cytec Industries Inc.	58	4,256

Steel – 1.7%
SunCoke Energy Partners, L.P.	213	4,707

Technology Distributors – 0.7%
Insight Enterprises, Inc. (A)	105	1,854

Thrifts & Mortgage Finance – 1.9%
Capitol Federal Financial	436	5,298

Trucking – 3.9%
Con-way Inc.	27	1,052
Marten Transport, Ltd.	267	4,179
Saia, Inc. (A)	175	5,258

		10,489

TOTAL COMMON STOCKS – 90.4%		$249,298
(Cost: $202,923)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.4%
THL Credit, Inc.	245	3,722

TOTAL INVESTMENT FUNDS – 1.4%		$3,722
(Cost: $3,150)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.9%
E.I. du Pont de Nemours and Company,
0.090%, 7–16–13 (B)	$4,012	4,012
L Oreal USA, Inc.,
0.050%, 7–1–13 (B)	2,687	2,687
Total Capital Canada Ltd. (GTD by Total S.A.),
0.090%, 7–10–13 (B)	4,000	4,000

		10,699

Master Note – 1.2%
Toyota Motor Credit Corporation,
0.111%, 7–3–13 (C)	3,231	3,231

Municipal Obligations – Taxable – 6.1%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.070%, 7–1–13 (C)	3,100	3,100
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.050%, 7–1–13 (C)	13,783	13,783

		16,883

TOTAL SHORT-TERM SECURITIES – 11.2%		$30,813
(Cost: $30,813)

TOTAL INVESTMENT SECURITIES – 103.0%		$283,833
(Cost: $236,886)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.0%)		(8,186)

NET ASSETS – 100.0%		$275,647

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$249,298	$—	$—
Investment Funds	3,722	—	—
Short-Term Securities	—	30,813	—
Total	$253,020	$30,813	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$236,886

Gross unrealized appreciation	52,381
Gross unrealized depreciation	(5,434)
Net unrealized appreciation	$46,947

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.4%
Boeing Company (The)	5	$516
Precision Castparts Corp.	2	559

		1,075

Apparel, Accessories & Luxury Goods – 0.9%
Under Armour, Inc., Class A (A)	5	270

Asset Management & Custody Banks – 2.0%
T. Rowe Price Group, Inc.	8	614

Automotive Retail – 1.1%
AutoZone, Inc. (A)	1	352

Biotechnology – 5.5%
Biogen Idec Inc. (A)	3	646
Gilead Sciences, Inc. (A)	21	1,079

		1,725

Brewers – 2.0%
Anheuser-Busch InBev S.A., ADR	7	625

Broadcasting – 4.4%
CBS Corporation, Class B	21	1,050
Discovery Holding Company, Class A (A)	4	313

		1,363

Casinos & Gaming – 5.3%
Las Vegas Sands, Inc.	19	1,015
Wynn Resorts, Limited	5	622

		1,637

Communications Equipment – 5.1%
Cisco Systems, Inc.	27	661
F5 Networks, Inc. (A)	6	440
QUALCOMM Incorporated	8	488

		1,589

Computer Hardware – 3.9%
Apple Inc.	3	1,223

Construction & Farm Machinery & Heavy Trucks – 1.2%
Caterpillar Inc.	5	379

Data Processing & Outsourced Services – 7.1%
MasterCard Incorporated, Class A	2	1,160
Visa Inc., Class A	6	1,038

		2,198

Diversified Chemicals – 1.5%
PPG Industries, Inc.	3	454

Fertilizers & Agricultural Chemicals – 2.7%
Monsanto Company	9	846

Footwear – 2.5%
NIKE, Inc., Class B	12	793

Health Care Facilities – 3.8%
HCA Holdings, Inc.	18	649
Universal Health Services, Inc., Class B	8	549

		1,198

Hotels, Resorts & Cruise Lines – 1.6%
Starwood Hotels & Resorts Worldwide, Inc.	8	513

Hypermarkets & Super Centers – 1.3%
Costco Wholesale Corporation	4	416

Industrial Machinery – 3.5%
Pall Corporation	7	469
Pentair, Inc.	11	622

		1,091

Internet Retail – 2.1%
Amazon.com, Inc. (A)	2	666

Internet Software & Services – 3.6%
Facebook, Inc., Class A (A)	9	235
Google Inc., Class A (A)	1	881

		1,116

Movies & Entertainment – 1.5%
Walt Disney Company (The)	7	464

Oil & Gas Equipment & Services – 5.0%
Halliburton Company	11	454
National Oilwell Varco, Inc.	7	462
Schlumberger Limited	9	646

		1,562

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Company	4	304

Personal Products – 1.9%
Coty Inc., Class A (A)	8	134
Estee Lauder Companies, Inc. (The), Class A	7	474

		608

Pharmaceuticals – 2.4%
Allergan, Inc.	4	346
Bristol-Myers Squibb Company	9	389

		735

Railroads – 5.9%
Canadian Pacific Railway Limited	5	619
Kansas City Southern	6	680
Union Pacific Corporation	3	535

		1,834

Restaurants – 2.9%
Starbucks Corporation	9	591
YUM! Brands, Inc.	4	308

		899

Semiconductor Equipment – 0.6%
ASML Holding N.V., NY Registry Shares	3	198

Semiconductors – 1.3%
Altera Corporation	12	402

Specialty Chemicals – 1.4%
Sherwin-Williams Company (The)	2	438

Systems Software – 2.2%
Oracle Corporation	10	315
VMware, Inc., Class A (A)	5	363

		678

Tobacco – 2.4%
Philip Morris International Inc.	8	734

Wireless Telecommunication Service – 2.8%
Crown Castle International Corp. (A)	5	371
SBA Communications Corporation (A)	7	513

		884

TOTAL COMMON STOCKS – 95.8%		$29,883
(Cost: $24,787)

SHORT-TERM SECURITIES	Principal
Master Note – 4.0%
Toyota Motor Credit Corporation, 0.111%, 7–3–13 (B)	$1,256	1,256

TOTAL SHORT-TERM SECURITIES – 4.0%		$1,256
(Cost: $1,256)

TOTAL INVESTMENT SECURITIES – 99.8%		$31,139
(Cost: $26,043)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		48

NET ASSETS – 100.0%		$31,187

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$29,883	$—	$—
Short-Term Securities	—	1,256	—
Total	$29,883	$1,256	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$26,043

Gross unrealized appreciation	5,447
Gross unrealized depreciation	(351)
Net unrealized appreciation	$5,096

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.6%
General Dynamics Corporation	15	$1,175

Biotechnology – 1.7%
Amgen Inc.	34	3,345

Cable & Satellite – 3.5%
Time Warner Cable Inc.	61	6,906

Consumer Finance – 3.4%
Capital One Financial Corporation	106	6,677

Department Stores – 1.9%
Macy’s Inc.	76	3,653

Diversified Chemicals – 2.4%
Dow Chemical Company (The)	144	4,645

Drug Retail – 2.7%
CVS Caremark Corporation	93	5,329

Fertilizers & Agricultural Chemicals – 1.4%
Mosaic Company (The)	52	2,798

General Merchandise Stores – 3.5%
Target Corporation	103	7,065

Health Care Distributors – 1.9%
McKesson Corporation	33	3,801

Health Care Facilities – 2.5%
HCA Holdings, Inc.	135	4,850

Home Improvement Retail – 1.8%
Lowe’s Companies, Inc.	86	3,505

Industrial Machinery – 2.0%
Parker Hannifin Corporation	41	3,950

Integrated Oil & Gas – 2.7%
Occidental Petroleum Corporation	60	5,354

Investment Banking & Brokerage – 2.7%
Goldman Sachs Group, Inc. (The)	35	5,248

Life & Health Insurance – 2.5%
MetLife, Inc.	108	4,947

Managed Health Care – 8.4%
Aetna Inc.	105	6,665
UnitedHealth Group Incorporated	85	5,592
WellPoint, Inc.	54	4,436

		16,693

Office Electronics – 3.2%
Xerox Corporation	670	6,078

Oil & Gas Exploration & Production – 4.0%
Berry Petroleum Company	116	4,901
Linn Energy, LLC	54	1,788
LinnCo LLC	30	1,122

		7,811

Oil & Gas Refining & Marketing – 5.0%
Marathon Petroleum Corporation (A)	76	5,397
Phillips 66 (A)	74	4,377

		9,774

Oil & Gas Storage & Transportation – 14.6%
Access Midstream Partners, L.P.	170	8,113
Atlas Pipeline Partners, L.P.	89	3,403
Kinder Morgan Management, LLC (B)	42	3,487
MarkWest Energy Partners, L.P.	74	4,960
Plains All American Pipeline, L.P.	69	3,873
Regency Energy Partners LP	189	5,084

		28,920

Other Diversified Financial Services – 8.8%
Citigroup Inc.	165	7,929
JPMorgan Chase & Co.	180	9,524

		17,453

Pharmaceuticals – 3.5%
Shire Pharmaceuticals Group plc, ADR	10	904
Teva Pharmaceutical Industries Limited, ADR (A)	152	5,942

		6,846

Property & Casualty Insurance – 3.3%
ACE Limited	72	6,478

Regional Banks – 1.4%
SunTrust Banks, Inc.	88	2,791

Reinsurance – 1.9%
RenaissanceRe Holdings Ltd.	42	3,671

Semiconductor Equipment – 1.9%
Lam Research Corporation (B)	87	3,843

Systems Software – 1.8%
Oracle Corporation	118	3,613

TOTAL COMMON STOCKS – 95.0%		$187,219
(Cost: $146,610)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.3%
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.100%, 8-2-13 (C)	$4,514	4,514

Master Note – 2.2%
Toyota Motor Credit Corporation,
0.111%, 7-3-13 (D)	4,308	4,308

TOTAL SHORT-TERM SECURITIES – 4.5%		$8,822
(Cost: $8,822)

TOTAL INVESTMENT SECURITIES – 99.5%		$196,041
(Cost: $155,432)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,081

NET ASSETS – 100.0%		$197,122

Notes to Schedule of Investments

(A) All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B) No dividends were paid during the preceding 12 months.

(C) Rate shown is the yield to maturity at June 30, 2013.

(D) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Atlas Pipeline Partners, L.P.	Citibank N.A.	Put	250	August 2013	$37.00	$32	$(32)
HollyFrontier Corporation	N/A	Put	110	September 2013	42.00	30	(30)
Marathon Petroleum Corporation	N/A	Call	186	July 2013	197.50	24	(1)
Mosaic Company	N/A	Put	250	July 2013	55.00	16	(54)
	N/A	Put	195	September 2013	50.00	16	(28)
Phillips 66	N/A	Call	246	August 2013	80.00	23	(2)
Shire Pharmaceuticals Group plc, ADR	N/A	Put	83	July 2013	90.00	13	(5)
Teva Pharmaceutical Industries Limited, ADR	N/A	Call	203	August 2013	40.00	9	(13)
						$163	$(165)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$187,219	$—	$—
Short-Term Securities	—	8,822	—
Total	$187,219	$8,822	$—
Liabilities
Written Options	$132	$33	$—

There were no transfers between any levels during the period ended June 30, 2013.

The following acronym is used throughout this schedule:

OTC = Over the Counter

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$155,432

Gross unrealized appreciation	41,738
Gross unrealized depreciation	(1,129)
Net unrealized appreciation	$40,609

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds (Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 23, 2013

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 23, 2013

4